UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2020

Item 1.

Reports to Stockholders

Fidelity® Government Income Fund

Semi-Annual Report

February 29, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 29, 2020

% of fund's investments
Zero coupon bonds	0.0
1 - 1.99%	18.8
2 - 2.99%	30.7
3 - 3.99%	21.2
4 - 4.99%	12.9
5 - 5.99%	2.6
6 - 6.99%	0.2
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*,**,***
Mortgage Securities	37.1%
CMOs and Other Mortgage Related Securities	11.3%
U.S. Treasury Obligations	52.4%
U.S. Government Agency Obligations†	2.3%
Foreign Government & Government Agency Obligations	1.5%
Short-Term Investments and Net Other Assets (Liabilities)††	(4.6)%

 * Foreign investments - 1.5%

 ** Futures and Swaps - 15.2%

 *** Written options - (9.9)%

 † Includes NCUA Guaranteed Notes

 †† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 54.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
5.25% 9/15/39	$2,235	$3,369
5.375% 4/1/56	2,737	4,837
		8,206
U.S. Treasury Obligations - 52.4%
U.S. Treasury Bonds:
2.375% 11/15/49	50,321	58,740
2.5% 2/15/45 (a)(b)(c)	141,861	165,772
2.875% 5/15/49	4,458	5,712
3% 2/15/49	100,124	130,990
4.75% 2/15/37 (a)(b)	55,003	83,386
U.S. Treasury Notes:
1.125% 2/28/27	9,286	9,335
1.375% 1/31/22 (d)	154,000	155,366
1.5% 9/30/21	92,347	93,108
1.5% 9/30/24	13,631	13,984
1.5% 10/31/24	49,500	50,801
1.5% 1/31/27	171,050	176,226
1.5% 2/15/30	29,700	30,712
1.625% 11/15/22	12,773	13,023
1.625% 9/30/26	14,543	15,092
1.75% 10/31/20	1,915	1,921
1.75% 7/31/21	19,823	20,031
1.75% 7/31/24	1,720	1,781
1.75% 11/15/29	8,300	8,764
1.875% 7/31/22	37,445	38,320
2% 8/15/25	9,743	10,275
2.125% 12/31/22	32,217	33,332
2.125% 3/31/24	88,361	92,648
2.125% 7/31/24	59,641	62,744
2.125% 5/15/25	11,929	12,640
2.25% 7/31/21	5,589	5,688
2.25% 4/30/24	2,843	2,997
2.25% 12/31/24	6,135	6,516
2.25% 3/31/26	928	996
2.375% 4/15/21	49,955	50,681
2.5% 12/31/20	46,107	46,622
2.5% 1/31/21	60,329	61,088
2.5% 2/28/21	47,678	48,342
2.5% 1/15/22	52,113	53,625
2.5% 2/28/26	68,418	74,381
2.625% 6/30/23	5,027	5,312
2.625% 12/31/23	62,484	66,512
2.625% 2/15/29	30,872	34,836
2.875% 11/30/25	25,337	28,010
3.125% 11/15/28	14,449	16,869
		1,787,178
Other Government Related - 2.1%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.0196% 12/7/20 (NCUA Guaranteed) (e)(f)	1,433	1,433
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	58,911	60,695
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,901
		71,029
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,729,577)		1,866,413

U.S. Government Agency - Mortgage Securities - 11.3%
Fannie Mae - 1.0%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (e)(f)	40	42
12 month U.S. LIBOR + 1.520% 3.798% 3/1/36 (e)(f)	80	84
12 month U.S. LIBOR + 1.550% 3.946% 2/1/44 (e)(f)	65	68
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (e)(f)	33	34
12 month U.S. LIBOR + 1.550% 4.428% 5/1/44 (e)(f)	140	144
12 month U.S. LIBOR + 1.560% 4.69% 3/1/37 (e)(f)	83	86
12 month U.S. LIBOR + 1.570% 3.868% 2/1/44 (e)(f)	83	86
12 month U.S. LIBOR + 1.570% 4.445% 5/1/44 (e)(f)	43	44
12 month U.S. LIBOR + 1.580% 3.592% 1/1/44 (e)(f)	79	82
12 month U.S. LIBOR + 1.580% 4.705% 4/1/44 (e)(f)	100	103
12 month U.S. LIBOR + 1.590% 4.534% 4/1/44 (e)(f)	283	293
12 month U.S. LIBOR + 1.660% 4.184% 11/1/36 (e)(f)	22	24
12 month U.S. LIBOR + 1.710% 4.588% 6/1/42 (e)(f)	56	58
12 month U.S. LIBOR + 1.750% 3.941% 3/1/40 (e)(f)	348	365
12 month U.S. LIBOR + 1.750% 4.075% 7/1/35 (e)(f)	50	52
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (e)(f)	181	189
12 month U.S. LIBOR + 1.800% 4.498% 7/1/41 (e)(f)	87	91
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (e)(f)	31	32
12 month U.S. LIBOR + 1.810% 4.388% 2/1/42 (e)(f)	173	181
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (e)(f)	50	52
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (e)(f)	27	28
12 month U.S. LIBOR + 1.850% 4.567% 5/1/36 (e)(f)	28	29
6 month U.S. LIBOR + 1.470% 3.553% 10/1/33 (e)(f)	28	29
6 month U.S. LIBOR + 1.510% 3.449% 2/1/33 (e)(f)	31	32
6 month U.S. LIBOR + 1.530% 3.553% 3/1/35 (e)(f)	38	40
6 month U.S. LIBOR + 1.530% 3.687% 12/1/34 (e)(f)	45	47
6 month U.S. LIBOR + 1.550% 3.713% 10/1/33 (e)(f)	16	16
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (e)(f)	23	24
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (e)(f)	15	16
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (e)(f)	43	45
3% 1/1/28 to 6/1/34	10,438	10,905
3.5% 7/1/32 to 10/1/34	11,750	12,415
4% 5/1/29	3,594	3,781
4.5% 11/1/25	1,316	1,375
6% to 6% 1/1/34 to 6/1/36	2,418	2,825
6.5% 3/1/22 to 5/1/27	101	111
		33,828
Freddie Mac - 0.8%
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (e)(f)	433	452
12 month U.S. LIBOR + 1.870% 4.376% 10/1/42 (e)(f)	224	235
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (e)(f)	22	23
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (e)(f)	577	602
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (e)(f)	35	36
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (e)(f)	38	40
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (e)(f)	75	79
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (e)(f)	54	57
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (e)(f)	66	69
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (e)(f)	162	170
12 month U.S. LIBOR + 2.060% 4.723% 3/1/33 (e)(f)	4	4
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (e)(f)	42	44
6 month U.S. LIBOR + 2.680% 4.873% 10/1/35 (e)(f)	22	24
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (e)(f)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.956% 7/1/35 (e)(f)	353	371
3% 4/1/33 to 11/1/33	22,352	23,382
3.5% 7/1/32	2,189	2,311
6% 1/1/24	265	279
		28,181
Ginnie Mae - 6.6%
6% 6/15/36	2,072	2,391
3% 3/1/50 (g)	40,000	41,329
3% 3/20/50	24,750	25,631
3% 4/1/50 (g)	4,800	4,954
3% 4/1/50 (g)	2,500	2,580
3% 4/1/50 (g)	6,550	6,761
3% 4/1/50 (g)	10,900	11,251
3.5% 3/1/50 (g)	12,200	12,639
3.5% 3/1/50 (g)	9,900	10,256
3.5% 3/1/50 (g)	5,300	5,491
4% 3/20/47 to 11/20/48	34,923	36,827
4.494% 2/20/62 (e)(h)	175	176
4.5% 6/20/48	61,655	65,370
4.758% 2/20/62 (e)(h)	12	12
5.044% 1/20/62 (e)(h)	183	184
5.47% 8/20/59 (e)(h)	5	5
		225,857
Uniform Mortgage Backed Securities - 2.9%
3% 3/1/50 (g)	14,000	14,417
3% 3/1/50 (g)	73,600	75,792
3% 3/1/50 (g)	8,300	8,547
		98,756
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $381,867)		386,622

Collateralized Mortgage Obligations - 9.5%
U.S. Government Agency - 9.5%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.6068% 8/25/31 (e)(f)	40	40
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.2585% 11/18/31 (e)(f)	39	39
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6268% 4/25/32 (e)(f)	16	17
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.6268% 11/25/32 (e)(f)	34	34
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.5568% 6/25/36 (e)(f)	2,629	2,671
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	64	64
Series 2005-64 Class PX, 5.5% 6/25/35	502	538
Series 2005-68 Class CZ, 5.5% 8/25/35	2,239	2,581
Series 2006-45 Class OP 6/25/36 (i)	355	329
Series 2010-118 Class PB, 4.5% 10/25/40	2,909	3,230
Series 2012-149:
Class DA, 1.75% 1/25/43	483	487
Class GA, 1.75% 6/25/42	508	511
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	255	265
Series 2004-91 Class Z, 5% 12/25/34	2,413	2,699
Series 2005-117 Class JN, 4.5% 1/25/36	150	164
Series 2005-14 Class ZB, 5% 3/25/35	767	858
Series 2006-72 Class CY, 6% 8/25/26	1,301	1,403
Series 2009-59 Class HB, 5% 8/25/39	1,034	1,157
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	1,177	84
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.5468% 3/25/36 (e)(f)	1,668	1,706
Series 2010-97 Class CI, 4.5% 8/25/25 (j)	58	0
Series 2012-27 Class EZ, 4.25% 3/25/42	4,935	5,518
Series 2016-26 Class CG, 3% 5/25/46	10,585	11,167
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.2585% 2/15/32 (e)(f)	23	24
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 2.5585% 10/15/33 (e)(f)	1,282	1,305
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.5585% 2/15/33 (e)(f)	716	728
planned amortization class:
Series 1141 Class G, 9% 9/15/21	5	5
Series 2682 Class LD, 4.5% 10/15/33	313	336
Series 3415 Class PC, 5% 12/15/37	220	245
Series 3857 Class ZP, 5% 5/15/41	2,697	3,383
Series 4135 Class AB, 1.75% 6/15/42	382	385
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	3,791	4,373
Series 2587 Class AD, 4.71% 3/15/33	1,400	1,493
Series 2877 Class ZD, 5% 10/15/34	3,006	3,363
Series 3007 Class EW, 5.5% 7/15/25	1,974	2,102
Series 3745 Class KV, 4.5% 12/15/26	3,864	4,118
Series 3871 Class KB, 5.5% 6/15/41	9,243	10,957
Series 3889 Class DZ, 4% 1/15/41	30,608	33,163
Series 3843 Class PZ, 5% 4/15/41	2,308	2,818
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	2,256	2,348
Series 4341 Class ML, 3.5% 11/15/31	4,790	5,134
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.127% 1/20/38 (e)(f)	124	124
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.507% 8/20/38 (e)(f)	959	971
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.547% 9/20/38 (e)(f)	755	774
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.2585% 11/16/39 (e)(f)	515	520
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.2844% 9/20/61 (e)(f)(h)	4,786	4,796
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 10/20/61 (e)(f)(h)	3,008	3,018
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 11/20/61 (e)(f)(h)	2,772	2,787
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 1/20/62(e)(f)(h)	1,732	1,741
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 1/20/62 (e)(f)(h)	2,580	2,590
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 3/20/62 (e)(f)(h)	1,608	1,611
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3844% 5/20/61 (e)(f)(h)	86	86
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.3344% 8/20/63 (e)(f)(h)	758	759
Class FD, 1 month U.S. LIBOR + 0.600% 2.3344% 8/20/63 (e)(f)(h)	1,861	1,865
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 2.3844% 12/20/63 (e)(f)(h)	25,202	25,313
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 1/20/64 (e)(f)(h)	7,709	7,730
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.0344% 3/20/65 (e)(f)(h)	109	109
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0144% 5/20/63 (e)(f)(h)	275	274
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9344% 4/20/63 (e)(f)(h)	319	317
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1344% 12/20/62 (e)(f)(h)	238	238
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.897% 10/20/47 (e)(f)	3,209	3,190
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 1.947% 5/20/48 (e)(f)	3,946	3,929
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 1.947% 6/20/48 (e)(f)	4,557	4,538
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 2.097% 9/20/49 (e)(f)	6,724	6,735
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 2.097% 8/20/49 (e)(f)	24,178	24,201
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	8,909	10,123
Series 2017-134 Class BA, 2.5% 11/20/46	489	504
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	8,124	8,750
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	597	597
Series 2013-H26 Class HA, 3.5% 9/20/63 (h)	11,248	11,374
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	3,210	3,279
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	3,205	3,249
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.2344% 9/20/62 (e)(f)(h)	1,655	1,655
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3844% 11/20/65 (e)(f)(h)	232	232
Series 2017-139 Class BA, 3% 9/20/47	8,687	9,211
Series 2004-22 Class M1, 5.5% 4/20/34	534	722
Series 2010-169 Class Z, 4.5% 12/20/40	6,079	6,804
Series 2010-H15 Class TP, 5.15% 8/20/60 (h)	73	75
Series 2010-H17 Class XP, 5.31% 7/20/60 (e)(h)	143	144
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(h)	39	43
Series 2012-64 Class KI, 3.5% 11/20/36 (j)	354	10
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.4707% 4/20/39 (e)(k)	792	818
Class ST, 8.800% - 1 month U.S. LIBOR 6.604% 8/20/39 (e)(k)	2,868	2,974
Series 2013-H07 Class JA, 1.75% 3/20/63 (h)	5,856	5,853
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	1,680	1,682
Series 2015-H21:
Class HA, 2.5% 6/20/63 (h)	1,167	1,167
Class JA, 2.5% 6/20/65 (h)	470	471
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(h)	2,965	2,968
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.03% 5/20/66 (e)(f)(h)	13,020	13,058
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.88% 8/20/66 (e)(f)(h)	11,817	11,821
Series 2090-118 Class XZ, 5% 12/20/39	12,709	14,647
		322,289
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $318,604)		322,289

Foreign Government and Government Agency Obligations - 1.5%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	44
5.5% 4/26/24	4,828	5,679
Jordanian Kingdom 3% 6/30/25	15,338	16,726
Ukraine Government 1.471% 9/29/21	27,711	27,907
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $48,448)		50,356
	Shares	Value (000s)

Fixed-Income Funds - 21.1%
Fidelity Mortgage Backed Securities Central Fund (l)
(Cost $680,173)	6,464,481	719,109

Money Market Funds - 6.9%
Fidelity Cash Central Fund 1.60% (m)
(Cost $235,597)	235,551,685	235,599
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 4.6%
Investments in repurchase agreements in a joint trading account at 1.59%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Government Obligations) # (n)
(Cost $158,558)	158,579	158,558

Purchased Swaptions - 0.9%(o)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.67% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/7/25	3,100	$60
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	30,800	518
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	35,000	346
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	18,500	49
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	39,000	107
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	8,900	21
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	16,700	412
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	441
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	12,400	181
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	6
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	13
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	22,000	36
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	32

TOTAL PUT OPTIONS			2,222

Call Options - 0.8%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.67% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/7/25	3,100	122
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	30,800	1,266
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	35,000	2,007
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	18,500	1,878
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	39,000	3,813
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	8,900	930
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	16,700	532
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	572
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	12,400	577
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	1,353
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	3,260
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	22,000	2,541
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	8,912

TOTAL CALL OPTIONS			27,763

TOTAL PURCHASED SWAPTIONS
(Cost $17,862)			29,985
TOTAL INVESTMENT IN SECURITIES - 110.5%
(Cost $3,570,686)			3,768,931
NET OTHER ASSETS (LIABILITIES) - (10.5)%			(357,934)
NET ASSETS - 100%			$3,410,997

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 3/1/50	$(4,800)	$(4,960)
3% 3/1/50	(2,500)	(2,583)
3% 3/1/50	(6,550)	(6,768)
3% 3/1/50	(6,950)	(7,181)
3% 3/1/50	(10,900)	(11,262)
3% 3/1/50	(8,300)	(8,576)
3% 4/1/50	(24,750)	(25,546)
3.5% 3/1/50	(7,400)	(7,666)
3.5% 3/1/50	(20,000)	(20,720)

TOTAL GINNIE MAE		(95,262)

Uniform Mortgage Backed Securities
3% 3/1/50	(29,400)	(30,276)
3% 3/1/50	(37,500)	(38,617)
3% 3/1/50	(20,700)	(21,317)
3% 3/1/50	(5,000)	(5,149)
3% 3/1/50	(2,500)	(2,574)
3% 3/1/50	(800)	(824)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(98,757)

TOTAL TBA SALE COMMITMENTS
(Proceeds $192,571)		$(194,019)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	33,200	$(824)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	11,700	(256)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	100	(2)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	27,000	(408)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	15,000	(194)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	9,000	(45)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	21,900	(185)

TOTAL PUT SWAPTIONS			(1,914)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	33,200	(1,056)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	11,700	(383)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	100	(5)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	27,000	(1,270)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	15,000	(730)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	9,000	(724)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	21,900	(980)

TOTAL CALL SWAPTIONS			(5,148)

TOTAL WRITTEN SWAPTIONS			$(7,062)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	709	June 2020	$95,539	$2,168	$2,168
CBOT 2-Year U.S. Treasury Note Contracts (United States)	865	June 2020	188,854	1,762	1,762
CBOT 5-Year U.S. Treasury Note Contracts (United States)	83	June 2020	10,188	(6)	(6)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	404	June 2020	68,781	903	903
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	133	June 2020	27,598	560	560
TOTAL FUTURES CONTRACTS					$5,387

The notional amount of futures purchased as a percentage of Net Assets is 11.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $405,606,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$153,768	$2,018	$0	$2,018
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Mar. 2025	37,904	(1,101)	0	(1,101)
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2027	9,990	(453)	0	(453)
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	88,450	(4,931)	0	(4,931)

TOTAL INTEREST RATE SWAPS							$(4,467)	$0	$(4,467)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,579,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $5,850,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $109,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Includes investment made with cash collateral received from securities on loan.

 (o) For the period, the average monthly notional amount for purchased swaptions was $586,200,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$977
Fidelity Mortgage Backed Securities Central Fund	7,992
Total	$8,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$730,709	$130,992	$150,000	$8,398	$(990)	$719,109	34.6%
Total	$730,709	$130,992	$150,000	$8,398	$(990)	$719,109

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,866,413	$--	$1,866,413	$--
U.S. Government Agency - Mortgage Securities	386,622	--	386,622	--
Collateralized Mortgage Obligations	322,289	--	322,289	--
Foreign Government and Government Agency Obligations	50,356	--	50,356	--
Fixed-Income Funds	719,109	719,109	--	--
Money Market Funds	235,599	235,599	--	--
Repurchase Agreements	158,558	--	158,558	--
Purchased Swaptions	29,985	--	29,985	--
Total Investments in Securities:	$3,768,931	$954,708	$2,814,223	$--
Derivative Instruments:
Assets
Futures Contracts	$5,393	$5,393	$--	$--
Swaps	2,018	--	2,018	--
Total Assets	$7,411	$5,393	$2,018	$--
Liabilities
Futures Contracts	$(6)	$(6)	$--	$--
Swaps	(6,485)	--	(6,485)	--
Written Swaptions	(7,062)	--	(7,062)	--
Total Liabilities	$(13,553)	$(6)	$(13,547)	$--
Total Derivative Instruments:	$(6,142)	$5,387	$(11,529)	$--
Other Financial Instruments:
TBA Sale Commitments	$(194,019)	$--	$(194,019)	$--
Total Other Financial Instruments:	$(194,019)	$--	$(194,019)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$5,393	$(6)
Purchased Swaptions(b)	29,985	0
Swaps(c)	2,018	(6,485)
Written Swaptions(d)	0	(7,062)
Total Interest Rate Risk	37,396	(13,553)
Total Value of Derivatives	$37,396	$(13,553)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$158,558,000 due 3/02/20 at 1.59%
J.P. Morgan Securities, Inc.	$3,311
Nomura Securities International	513
RBC Dominion Securities, Inc.	23,081
Societe Generale (PARIS)	2,565
Sumitomo Mitsu Bk Corp Ny (DI)	14,420
Wells Fargo Securities LLC	114,668
$158,558

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $155,366 and repurchase agreements of $158,558) — See accompanying schedule: Unaffiliated issuers (cost $2,654,916)	$2,814,223
Fidelity Central Funds (cost $915,770)	954,708
Total Investment in Securities (cost $3,570,686)		$3,768,931
Cash		11
Receivable for investments sold		15
Receivable for premium on written options		6,700
Receivable for TBA sale commitments		192,571
Receivable for fund shares sold		54,484
Interest receivable		8,746
Distributions receivable from Fidelity Central Funds		277
Receivable for daily variation margin on futures contracts		2,700
Receivable from investment adviser for expense reductions		22
Other receivables		63
Total assets		4,034,520
Liabilities
Payable for investments purchased
Regular delivery	$52,574
Delayed delivery	192,540
TBA sale commitments, at value	194,019
Payable for fund shares redeemed	16,552
Distributions payable	254
Accrued management fee	789
Distribution and service plan fees payable	96
Payable for daily variation margin on centrally cleared OTC swaps	618
Written options, at value (premium receivable $6,700)	7,062
Other affiliated payables	397
Other payables and accrued expenses	64
Collateral on securities loaned	158,558
Total liabilities		623,523
Net Assets		$3,410,997
Net Assets consist of:
Paid in capital		$3,256,458
Total accumulated earnings (loss)		154,539
Net Assets		$3,410,997
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($140,915 ÷ 12,906 shares)(a)		$10.92
Maximum offering price per share (100/96.00 of $10.92)		$11.38
Class M:
Net Asset Value and redemption price per share ($133,416 ÷ 12,221 shares)(a)		$10.92
Maximum offering price per share (100/96.00 of $10.92)		$11.38
Class C:
Net Asset Value and offering price per share ($54,108 ÷ 4,957 shares)(a)		$10.92
Government Income:
Net Asset Value, offering price and redemption price per share ($2,227,672 ÷ 204,364 shares)		$10.90
Class I:
Net Asset Value, offering price and redemption price per share ($292,256 ÷ 26,770 shares)		$10.92
Class Z:
Net Asset Value, offering price and redemption price per share ($562,630 ÷ 51,514 shares)		$10.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest (including $41 from security lending)		$25,400
Income from Fidelity Central Funds		8,969
Total income		34,369
Expenses
Management fee	$4,446
Transfer agent fees	1,584
Distribution and service plan fees	578
Fund wide operations fee	705
Independent trustees' fees and expenses	5
Commitment fees	5
Total expenses before reductions	7,323
Expense reductions	(46)
Total expenses after reductions		7,277
Net investment income (loss)		27,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,565
Redemptions in-kind with affiliated entities	22,832
Fidelity Central Funds	8,398
Futures contracts	1,249
Swaps	3,320
Written options	342
Total net realized gain (loss)		45,706
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	18,274
Fidelity Central Funds	(990)
Futures contracts	5,126
Swaps	(4,636)
Written options	283
Delayed delivery commitments	(205)
Total change in net unrealized appreciation (depreciation)		17,852
Net gain (loss)		63,558
Net increase (decrease) in net assets resulting from operations		$90,650

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,092	$78,603
Net realized gain (loss)	45,706	13,799
Change in net unrealized appreciation (depreciation)	17,852	217,158
Net increase (decrease) in net assets resulting from operations	90,650	309,560
Distributions to shareholders	(27,281)	(77,199)
Share transactions - net increase (decrease)	(152,086)	(432,607)
Total increase (decrease) in net assets	(88,717)	(200,246)
Net Assets
Beginning of period	3,499,714	3,699,960
End of period	$3,410,997	$3,499,714

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.00	$10.36	$10.66	$10.50	$10.47
Income from Investment Operations
Net investment income (loss)A	.082	.199	.166	.149	.135	.126
Net realized and unrealized gain (loss)	.221	.696	(.362)	(.230)	.270	.048
Total from investment operations	.303	.895	(.196)	(.081)	.405	.174
Distributions from net investment income	(.083)	(.195)	(.164)	(.143)	(.150)	(.116)
Distributions from net realized gain	–	–	–	(.076)	(.095)	(.028)
Total distributions	(.083)	(.195)	(.164)	(.219)	(.245)	(.144)
Net asset value, end of period	$10.92	$10.70	$10.00	$10.36	$10.66	$10.50
Total ReturnB,C,D	2.85%	9.06%	(1.89)%	(.73)%	3.92%	1.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.78%	.77%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.78%G	.78%	.77%	.77%	.76%	.77%
Expenses net of all reductions	.78%G	.78%	.77%	.77%	.76%	.77%
Net investment income (loss)	1.57%G	1.96%	1.64%	1.44%	1.28%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$141	$139	$131	$174	$261	$222
Portfolio turnover rateH	313%G,I	246%	123%	157%	93%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.00	$10.36	$10.66	$10.50	$10.47
Income from Investment Operations
Net investment income (loss)A	.083	.201	.167	.149	.135	.127
Net realized and unrealized gain (loss)	.221	.696	(.362)	(.229)	.270	.048
Total from investment operations	.304	.897	(.195)	(.080)	.405	.175
Distributions from net investment income	(.084)	(.197)	(.165)	(.144)	(.150)	(.117)
Distributions from net realized gain	–	–	–	(.076)	(.095)	(.028)
Total distributions	(.084)	(.197)	(.165)	(.220)	(.245)	(.145)
Net asset value, end of period	$10.92	$10.70	$10.00	$10.36	$10.66	$10.50
Total ReturnB,C,D	2.86%	9.08%	(1.88)%	(.73)%	3.92%	1.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%G	.76%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%G	.76%	.76%	.76%	.76%	.76%
Net investment income (loss)	1.58%G	1.98%	1.65%	1.44%	1.28%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$133	$131	$137	$157	$197	$181
Portfolio turnover rateH	313%G,I	246%	123%	157%	93%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.00	$10.36	$10.66	$10.50	$10.47
Income from Investment Operations
Net investment income (loss)A	.042	.122	.088	.069	.053	.044
Net realized and unrealized gain (loss)	.220	.695	(.361)	(.229)	.270	.048
Total from investment operations	.262	.817	(.273)	(.160)	.323	.092
Distributions from net investment income	(.042)	(.117)	(.087)	(.064)	(.068)	(.034)
Distributions from net realized gain	–	–	–	(.076)	(.095)	(.028)
Total distributions	(.042)	(.117)	(.087)	(.140)	(.163)	(.062)
Net asset value, end of period	$10.92	$10.70	$10.00	$10.36	$10.66	$10.50
Total ReturnB,C,D	2.46%	8.24%	(2.64)%	(1.49)%	3.12%	.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.54%	1.54%	1.54%	1.55%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.54%	1.54%	1.54%	1.55%
Expenses net of all reductions	1.55%G	1.54%	1.54%	1.54%	1.54%	1.55%
Net investment income (loss)	.79%G	1.20%	.87%	.67%	.50%	.42%
Supplemental Data
Net assets, end of period (in millions)	$54	$51	$57	$72	$94	$54
Portfolio turnover rateH	313%G,I	246%	123%	157%	93%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$9.99	$10.35	$10.65	$10.48	$10.45
Income from Investment Operations
Net investment income (loss)A	.100	.232	.198	.181	.167	.159
Net realized and unrealized gain (loss)	.220	.686	(.361)	(.229)	.281	.048
Total from investment operations	.320	.918	(.163)	(.048)	.448	.207
Distributions from net investment income	(.100)	(.228)	(.197)	(.176)	(.183)	(.149)
Distributions from net realized gain	–	–	–	(.076)	(.095)	(.028)
Total distributions	(.100)	(.228)	(.197)	(.252)	(.278)	(.177)
Net asset value, end of period	$10.90	$10.68	$9.99	$10.35	$10.65	$10.48
Total ReturnB,C	3.03%	9.33%	(1.58)%	(.42)%	4.35%	1.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.89%F	2.29%	1.96%	1.76%	1.59%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$2,228	$2,633	$2,964	$3,467	$3,896	$3,489
Portfolio turnover rateG	313%F,H	246%	123%	157%	93%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.00	$10.36	$10.66	$10.50	$10.47
Income from Investment Operations
Net investment income (loss)A	.099	.228	.194	.177	.162	.154
Net realized and unrealized gain (loss)	.220	.696	(.361)	(.230)	.271	.048
Total from investment operations	.319	.924	(.167)	(.053)	.433	.202
Distributions from net investment income	(.099)	(.224)	(.193)	(.171)	(.178)	(.144)
Distributions from net realized gain	–	–	–	(.076)	(.095)	(.028)
Total distributions	(.099)	(.224)	(.193)	(.247)	(.273)	(.172)
Net asset value, end of period	$10.92	$10.70	$10.00	$10.36	$10.66	$10.50
Total ReturnB,C	3.00%	9.38%	(1.61)%	(.46)%	4.19%	1.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.49%F	.49%	.49%	.49%	.50%	.50%
Net investment income (loss)	1.86%F	2.25%	1.92%	1.71%	1.54%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$292	$407	$411	$496	$494	$412
Portfolio turnover rateG	313%F,H	246%	123%	157%	93%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class Z

	Six months ended (Unaudited) February 29,	Year endedAugust 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$9.91
Income from Investment Operations
Net investment income (loss)B	.104	.198
Net realized and unrealized gain (loss)	.221	.808
Total from investment operations	.325	1.006
Distributions from net investment income	(.105)	(.216)
Distributions from net realized gain	–	–
Total distributions	(.105)	(.216)
Net asset value, end of period	$10.92	$10.70
Total ReturnC,D	3.07%	10.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	1.99%G	2.27%G
Supplemental Data
Net assets, end of period (in millions)	$563	$139
Portfolio turnover rateH	313%G,I	246%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Swaps	.01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $63 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$188,907
Gross unrealized depreciation	(19,473)
Net unrealized appreciation (depreciation)	$169,434
Tax cost	$3,598,605

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(13,370)
Long-term	(22,151)
Total capital loss carryforward	$(35,521)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$1,249	$5,126
Purchased Options	625	2,139
Swaps	3,320	(4,636)
Written Options	342	283
Total Interest Rate Risk	$5,536	$ 2,912

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	1,456,170	1,479,098

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$170	$7
Class M	-%	.25%	160	2
Class C	.75%	.25%	248	26
			$578	$35

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares,.75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class M	2
Class C(a)	1
$10

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$119.18
Class M	102.16
Class C	49.20
Government Income	1,073.10
Class I	191.13
Class Z	50.05
	$1,584

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 66,760 shares of the Fund were redeemed in-kind for investments, including accrued interest and cash with a value of $707,057. The net realized gain of $22,832 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Government Income Fund	$5

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$45

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Distributions to shareholders
Class A	$1,066	$2,488
Class M	1,012	2,511
Class C	198	619
Government Income	20,388	62,697
Class I	2,675	8,663
Class Z	1,942	221
Total	$27,281	$77,199

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019(a)	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Class A
Shares sold	2,970	4,814	$31,688	$49,197
Reinvestment of distributions	94	232	1,003	2,359
Shares redeemed	(3,167)	(5,171)	(33,508)	(52,580)
Net increase (decrease)	(103)	(125)	$(817)	$(1,024)
Class M
Shares sold	2,069	3,711	$22,042	$37,749
Reinvestment of distributions	85	224	908	2,278
Shares redeemed	(2,201)	(5,332)	(23,324)	(54,031)
Net increase (decrease)	(47)	(1,397)	$(374)	$(14,004)
Class C
Shares sold	786	1,617	$8,415	$16,434
Reinvestment of distributions	18	59	195	603
Shares redeemed	(579)	(2,655)	(6,118)	(26,999)
Net increase (decrease)	225	(979)	$2,492	$(9,962)
Government Income
Shares sold	35,918	52,032	$382,574	$527,496
Reinvestment of distributions	1,813	5,887	19,271	59,791
Shares redeemed	(79,843)(b)	(108,223)	(845,100)(b)	(1,102,701)
Net increase (decrease)	(42,112)	(50,304)	$(443,255)	$(515,414)
Class I
Shares sold	9,496	13,101	$100,914	$133,750
Reinvestment of distributions	235	805	2,503	8,190
Shares redeemed	(21,006)(b)	(16,958)	(222,635)(b)	(172,113)
Net increase (decrease)	(11,275)	(3,052)	$(119,218)	$(30,173)
Class Z
Shares sold	47,881	13,616	$507,729	$144,841
Reinvestment of distributions	161	19	1,723	195
Shares redeemed	(9,498)	(665)	(100,366)	(7,066)
Net increase (decrease)	38,544	12,970	$409,086	$137,970

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Class A	.78%
Actual		$1,000.00	$1,028.50	$3.93
Hypothetical-C		$1,000.00	$1,020.98	$3.92
Class M	.76%
Actual		$1,000.00	$1,028.60	$3.83
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class C	1.55%
Actual		$1,000.00	$1,024.60	$7.80
Hypothetical-C		$1,000.00	$1,017.16	$7.77
Government Income	.45%
Actual		$1,000.00	$1,030.30	$2.27
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.49%
Actual		$1,000.00	$1,030.00	$2.47
Hypothetical-C		$1,000.00	$1,022.43	$2.46
Class Z	.36%
Actual		$1,000.00	$1,030.70	$1.82
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .01%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Class I, Class Z, and the retail class ranked below the competitive median for 2018 and the total expense ratio of Class C ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.36% through December 31, 2019.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GOV-SANN-0420
1.700523.122

Fidelity® Intermediate Government Income Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of February 29, 2020

% of fund's investments
1 - 1.99%	20.4
2 - 2.99%	55.8
3 - 3.99%	6.7
4 - 4.99%	1.9
5 - 5.99%	4.9
6 - 6.99%	0.6
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*,**,***
Mortgage Securities	3.3%
CMOs and Other Mortgage Related Securities	11.9%
U.S. Treasury Obligations	73.8%
U.S. Government Agency Obligations†	3.0%
Foreign Government & Government Agency Obligations	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 3.8%

 ** Futures and Swaps - 21.0%

 *** Written options - (13.0)%

 † Includes NCUA Guaranteed Notes

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 76.8%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 73.8%
U.S. Treasury Bonds 2.375% 11/15/49	290	339
U.S. Treasury Notes:
1.125% 2/28/27	$734	$738
1.5% 7/15/20	5,688	5,691
1.5% 9/30/21	24,887	25,092
1.5% 9/30/24	4,297	4,408
1.5% 10/31/24	550	564
1.5% 1/31/27	13,528	13,937
1.5% 2/15/30	1,800	1,861
1.625% 11/15/22	3,209	3,272
1.625% 9/30/26	1,868	1,938
1.625% 8/15/29	7,691	8,030
1.75% 7/31/21	7,000	7,074
1.75% 6/30/22 (a)	24	24
1.75% 7/31/24	220	228
1.75% 11/15/29	3,830	4,044
1.875% 7/31/22	16,612	17,000
2% 8/15/25 (a)(b)	39,301	41,447
2.125% 6/30/22	327	336
2.125% 3/31/24	9,848	10,326
2.125% 7/31/24 (a)	5,667	5,962
2.125% 5/15/25 (a)(b)	593	628
2.125% 5/31/26	3,100	3,308
2.25% 7/31/21	29,232	29,748
2.25% 4/30/24	1,993	2,101
2.25% 12/31/24	5,707	6,061
2.25% 3/31/26	3,325	3,569
2.375% 4/15/21	11,560	11,728
2.5% 12/31/20	12,682	12,824
2.5% 1/31/21	36,895	37,359
2.5% 1/15/22	20,457	21,051
2.5% 1/31/24	1,900	2,016
2.5% 2/28/26	9,441	10,264
2.625% 8/31/20	6,000	6,038
2.625% 6/30/23	11,432	12,080
2.625% 12/31/23	15,587	16,592
2.625% 2/15/29	8,808	9,939
2.75% 6/30/25 (a)	2,770	3,028
2.875% 11/30/25	8,873	9,809
3.125% 11/15/28	10,010	11,686
		362,140
Other Government Related - 3.0%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.0196% 12/7/20 (NCUA Guaranteed) (c)(d)	424	424
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,363
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,686
		14,473
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $361,654)		376,613

U.S. Government Agency - Mortgage Securities - 9.5%
Fannie Mae - 1.0%
12 month U.S. LIBOR + 1.360% 3.693% 10/1/35 (c)(d)	7	7
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (c)(d)	6	6
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (c)(d)	24	25
12 month U.S. LIBOR + 1.550% 3.946% 2/1/44 (c)(d)	13	14
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (c)(d)	4	4
12 month U.S. LIBOR + 1.550% 4.428% 5/1/44 (c)(d)	29	29
12 month U.S. LIBOR + 1.560% 4.69% 3/1/37 (c)(d)	10	10
12 month U.S. LIBOR + 1.570% 3.868% 2/1/44 (c)(d)	17	18
12 month U.S. LIBOR + 1.570% 4.445% 5/1/44 (c)(d)	9	9
12 month U.S. LIBOR + 1.580% 3.592% 1/1/44 (c)(d)	16	17
12 month U.S. LIBOR + 1.580% 4.705% 4/1/44 (c)(d)	20	21
12 month U.S. LIBOR + 1.590% 4.534% 4/1/44 (c)(d)	58	60
12 month U.S. LIBOR + 1.610% 4.062% 3/1/33 (c)(d)	16	17
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (c)(d)	21	22
12 month U.S. LIBOR + 1.660% 4.184% 11/1/36 (c)(d)	28	30
12 month U.S. LIBOR + 1.750% 3.941% 3/1/40 (c)(d)	101	106
12 month U.S. LIBOR + 1.750% 4.075% 7/1/35 (c)(d)	5	5
12 month U.S. LIBOR + 1.760% 3.785% 2/1/37 (c)(d)	63	66
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (c)(d)	60	63
12 month U.S. LIBOR + 1.810% 4.388% 2/1/42 (c)(d)	59	61
12 month U.S. LIBOR + 1.850% 4.567% 5/1/36 (c)(d)	3	4
12 month U.S. LIBOR + 1.880% 4.926% 4/1/36 (c)(d)	57	60
12 month U.S. LIBOR + 1.890% 4.522% 8/1/35 (c)(d)	22	23
6 month U.S. LIBOR + 1.510% 3.449% 2/1/33 (c)(d)	4	4
6 month U.S. LIBOR + 1.530% 3.553% 3/1/35 (c)(d)	6	6
6 month U.S. LIBOR + 1.530% 3.687% 12/1/34 (c)(d)	6	6
6 month U.S. LIBOR + 1.550% 3.713% 10/1/33 (c)(d)	2	2
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (c)(d)	3	4
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.246% 7/1/36 (c)(d)	24	25
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (c)(d)	7	7
2.5% 8/1/33	340	350
3% 5/1/33 to 7/1/33	734	767
3.5% 7/1/32	1,307	1,379
4.5% 11/1/25	240	251
5% 1/1/22 to 4/1/22	5	6
5.5% 8/1/25	127	133
6% to 6% 1/1/34 to 6/1/36	609	709
6.5% 2/1/22 to 8/1/36	612	709
		5,037
Freddie Mac - 0.9%
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (c)(d)	13	13
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	11	12
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (c)(d)	153	160
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (c)(d)	14	14
12 month U.S. LIBOR + 1.870% 4.376% 10/1/42 (c)(d)	76	80
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (c)(d)	117	123
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (c)(d)	20	21
12 month U.S. LIBOR + 2.060% 4.723% 3/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.660% 3.725% 2/1/37 (c)(d)	12	12
6 month U.S. LIBOR + 1.660% 3.903% 7/1/35 (c)(d)	101	105
6 month U.S. LIBOR + 1.720% 4.083% 8/1/37 (c)(d)	20	21
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (c)(d)	5	5
6 month U.S. LIBOR + 1.840% 4.077% 10/1/36 (c)(d)	55	57
6 month U.S. LIBOR + 1.860% 4.061% 10/1/35 (c)(d)	30	31
6 month U.S. LIBOR + 2.010% 4.01% 5/1/37 (c)(d)	20	21
6 month U.S. LIBOR + 2.010% 4.203% 5/1/37 (c)(d)	27	28
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (c)(d)	15	16
6 month U.S. LIBOR + 2.680% 4.873% 10/1/35 (c)(d)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.562% 6/1/33 (c)(d)	48	50
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.743% 4/1/34 (c)(d)	120	126
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (c)(d)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.956% 7/1/35 (c)(d)	45	47
2.5% 12/1/32	614	632
3% 4/1/33 to 11/1/33	2,315	2,423
3.5% 7/1/32	465	491
6% 1/1/24	71	74
6.5% 12/1/21	13	13
10% 8/1/20 to 10/1/20	0	0
		4,579
Ginnie Mae - 1.4%
6% 6/15/36	541	624
8% 12/15/23	24	25
10.5% 8/15/21	0	0
4% 10/20/43 to 3/20/47	2,096	2,222
4.494% 2/20/62 (c)(e)	46	47
4.5% 6/20/48	3,589	3,806
4.758% 2/20/62 (c)(e)	3	3
5.044% 1/20/62 (c)(e)	49	50
5.47% 8/20/59 (c)(e)	1	1
11% 1/20/21	1	1
		6,779
Uniform Mortgage Backed Securities - 6.2%
3% 3/1/50 (f)	1,200	1,236
3% 3/1/50 (f)	4,300	4,428
3% 3/1/50 (f)	5,100	5,252
3% 3/1/50 (f)	1,900	1,957
3% 3/1/50 (f)	5,600	5,767
3% 3/1/50 (f)	11,400	11,740
		30,380
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $46,153)		46,775

Collateralized Mortgage Obligations - 11.9%
U.S. Government Agency - 11.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.25% 4/25/24 (c)(d)	169	168
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.6068% 8/25/31 (c)(d)	46	47
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6268% 4/25/32 (c)(d)	10	10
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.0768% 11/25/32 (c)(d)	486	489
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.6268% 11/25/32 (c)(d)	21	21
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.5568% 6/25/36 (c)(d)	715	726
planned amortization class:
Series 2003-28 Class KG, 5.5% 4/25/23	60	62
Series 2005-19 Class PA, 5.5% 7/25/34	17	17
Series 2005-64 Class PX, 5.5% 6/25/35	136	146
Series 2005-68 Class CZ, 5.5% 8/25/35	574	661
Series 2012-149:
Class DA, 1.75% 1/25/43	101	102
Class GA, 1.75% 6/25/42	107	107
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	67	70
Series 2004-52 Class KZ, 5.5% 7/25/34	1,214	1,384
Series 2004-91 Class Z, 5% 12/25/34	670	750
Series 2009-59 Class HB, 5% 8/25/39	272	304
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	341	24
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.5468% 3/25/36 (c)(d)	451	462
Series 2011-67 Class AI, 4% 7/25/26 (g)	96	6
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.0585% 11/15/32 (c)(d)	89	90
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.5585% 2/15/33 (c)(d)	194	197
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.0585% 3/15/34 (c)(d)	224	225
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	185	204
Series 3415 Class PC, 5% 12/15/37	78	87
Series 4135 Class AB, 1.75% 6/15/42	80	81
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	206	223
Series 2004-2862 Class NE, 5% 9/15/24	1,164	1,207
Series 2145 Class MZ, 6.5% 4/15/29	250	286
Series 2357 Class ZB, 6.5% 9/15/31	179	208
Series 2877 Class ZD, 5% 10/15/34	832	931
Series 2998 Class LY, 5.5% 7/15/25	68	73
Series 3007 Class EW, 5.5% 7/15/25	314	335
Series 3745 Class KV, 4.5% 12/15/26	830	885
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	429	447
Series 4341 Class ML, 3.5% 11/15/31	879	942
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.147% 7/20/37 (c)(d)	128	129
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.127% 1/20/38 (c)(d)	33	33
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.2585% 11/16/39 (c)(d)	134	135
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.1885% 12/16/39 (c)(d)	98	99
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 7/20/60 (c)(d)(e)	1,742	1,735
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0344% 9/20/60 (c)(d)(e)	2,046	2,038
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0344% 8/20/60 (c)(d)(e)	2,170	2,161
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.1144% 12/20/60 (c)(d)(e)	647	646
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 12/20/60 (c)(d)(e)	1,068	1,069
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 2/20/61 (c)(d)(e)	1,973	1,974
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2244% 2/20/61 (c)(d)(e)	2,262	2,263
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 4/20/61 (c)(d)(e)	814	815
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (c)(d)(e)	1,038	1,039
Class FC, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (c)(d)(e)	907	908
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.2644% 6/20/61 (c)(d)(e)	1,052	1,053
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 10/20/61 (c)(d)(e)	1,085	1,088
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 11/20/61 (c)(d)(e)	999	1,005
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 1/20/62 (c)(d)(e)	627	630
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 1/20/62 (c)(d)(e)	929	933
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 3/20/62 (c)(d)(e)	582	583
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3844% 5/20/61 (c)(d)(e)	16	16
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0144% 5/20/63 (c)(d)(e)	59	59
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9344% 4/20/63 (c)(d)(e)	69	68
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.897% 10/20/47 (c)(d)	585	582
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 1.947% 5/20/48 (c)(d)	715	712
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 1.947% 6/20/48 (c)(d)	829	825
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 2.097% 9/20/49 (c)(d)	2,046	2,050
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 2.097% 8/20/49 (c)(d)	4,661	4,665
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,057
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	215	16
Series 2011-68 Class EC, 3.5% 4/20/41	607	644
Series 2017-134 Class BA, 2.5% 11/20/46	113	117
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	121	121
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	675	684
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.2344% 9/20/62 (c)(d)(e)	316	316
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3844% 11/20/65 (c)(d)(e)	56	56
Series 2010-169 Class Z, 4.5% 12/20/40	1,115	1,248
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	20	20
Series 2010-H17 Class XP, 5.31% 7/20/60 (c)(e)	38	38
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	10	11
Series 2012-64 Class KI, 3.5% 11/20/36 (g)	95	3
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.4707% 4/20/39 (c)(h)	203	210
Class ST, 8.800% - 1 month U.S. LIBOR 6.604% 8/20/39 (c)(h)	735	762
Series 2013-H04 Class BA, 1.65% 2/20/63 (e)	372	372
Series 2013-H07 Class JA, 1.75% 3/20/63 (e)	1,022	1,022
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	477	478
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	317	317
Class JA, 2.5% 6/20/65 (e)	100	100
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	623	623
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.03% 5/20/66 (c)(d)(e)	2,500	2,507
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.88% 8/20/66 (c)(d)(e)	2,337	2,338
Series 2090-118 Class XZ, 5% 12/20/39	2,529	2,915
		58,265
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $57,945)		58,265

Foreign Government and Government Agency Obligations - 3.8%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	10,710	12,471
5.5% 4/26/24	1,100	1,294
Jordanian Kingdom 3% 6/30/25	3,329	3,630
Ukraine Government 1.471% 9/29/21	1,400	1,410
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,165)		18,805
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.60% (i)
(Cost $15,089)	15,086,157	15,089

Purchased Swaptions - 0.9%(j)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	1,800	$30
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	3,000	26
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	4,500	12
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	24,400	67
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	1,900	4
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,400	35
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,600	64
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	1,700	25
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	88
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	1

TOTAL PUT OPTIONS			352

Call Options - 0.8%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	1,800	77
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	3,000	185
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	4,500	450
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	24,400	2,386
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	1,900	199
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,400	45
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,600	83
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	1,700	79
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	163
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	379

TOTAL CALL OPTIONS			4,046

TOTAL PURCHASED SWAPTIONS
(Cost $2,776)			4,398
TOTAL INVESTMENT IN SECURITIES - 106.0%
(Cost $500,782)			519,945
NET OTHER ASSETS (LIABILITIES) - (6.0)%			(29,345)
NET ASSETS - 100%			$490,600

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Uniform Mortgage Backed Securities
3% 3/1/50	$(9,300)	$(9,578)
3% 3/1/50	(12,000)	(12,357)
3% 3/1/50	(8,200)	(8,444)
TOTAL TBA SALE COMMITMENTS
(Proceeds $30,098)		$(30,379)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,900	$(63)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	7,600	(162)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	300	(5)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	4,000	(61)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	5,000	(75)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	5,400	(46)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.7825% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	5,800	(91)

TOTAL PUT SWAPTIONS			(503)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,900	(95)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	7,600	(277)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	300	(14)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	4,000	(186)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	5,000	(235)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	5,400	(242)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.7825% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	5,800	(246)

TOTAL CALL SWAPTIONS			(1,295)

TOTAL WRITTEN SWAPTIONS			$(1,798)

For the period, the average monthly notional amount at value for written swaptions in the aggregate was $45,200,000.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	188	June 2020	$25,333	$421	$422
CBOT 2-Year U.S. Treasury Note Contracts (United States)	164	June 2020	35,806	334	334
CBOT 5-Year U.S. Treasury Note Contracts (United States)	123	June 2020	15,098	261	261
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	June 2020	1,192	24	24
TOTAL FUTURES CONTRACTS					$1,041

The notional amount of futures purchased as a percentage of Net Assets is 15.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $90,656,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$40,659	$565	$0	$565
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Mar. 2025	2,581	(76)	0	(76)
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2027	2,520	114	0	114
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	16,505	(905)	0	(905)

TOTAL INTEREST RATE SWAPS							$(302)	$0	$(302)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $51,187,000

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $383,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $671,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) For the period, the average monthly notional amount for purchased swaptions was $100,300,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$110
Total	$110

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$376,613	$--	$376,613	$--
U.S. Government Agency - Mortgage Securities	46,775	--	46,775	--
Collateralized Mortgage Obligations	58,265	--	58,265	--
Foreign Government and Government Agency Obligations	18,805	--	18,805	--
Money Market Funds	15,089	15,089	--	--
Purchased Swaptions	4,398	--	4,398	--
Total Investments in Securities:	$519,945	$15,089	$504,856	$--
Derivative Instruments:
Assets
Futures Contracts	$1,041	$1,041	$--	$--
Swaps	679	--	679	--
Total Assets	$1,720	$1,041	$679	$--
Liabilities
Swaps	$(980)	$--	$(980)	$--
Written Swaptions	(1,798)	--	(1,798)	--
Total Liabilities	$(2,778)	$--	$(2,778)	$--
Total Derivative Instruments:	$(1,058)	$1,041	$(2,099)	$--
Other Financial Instruments:
TBA Sale Commitments	$(30,379)	$--	$(30,379)	$--
Total Other Financial Instruments:	$(30,379)	$--	$(30,379)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$1,041	$0
Purchased Swaptions(b)	4,398	0
Swaps(c)	679	(980)
Written Swaptions(d)	0	(1,798)
Total Interest Rate Risk	6,118	(2,778)
Total Value of Derivatives	$6,118	$(2,778)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $485,693)	$504,856
Fidelity Central Funds (cost $15,089)	15,089
Total Investment in Securities (cost $500,782)		$519,945
Receivable for investments sold		292
Receivable for premium on written options		1,751
Receivable for TBA sale commitments		30,098
Receivable for fund shares sold		3,525
Interest receivable		1,814
Distributions receivable from Fidelity Central Funds		8
Receivable for daily variation margin on futures contracts		458
Total assets		557,891
Liabilities
Payable for investments purchased
Regular delivery	$3,709
Delayed delivery	30,205
TBA sale commitments, at value	30,379
Payable for fund shares redeemed	879
Distributions payable	56
Accrued management fee	120
Payable for daily variation margin on centrally cleared OTC swaps	86
Written options, at value (premium receivable $1,751)	1,797
Other affiliated payables	60
Total liabilities		67,291
Net Assets		$490,600
Net Assets consist of:
Paid in capital		$474,472
Total accumulated earnings (loss)		16,128
Net Assets		$490,600
Net Asset Value, offering price and redemption price per share ($490,600 ÷ 44,877 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$5,656
Income from Fidelity Central Funds		110
Total income		5,766
Expenses
Management fee	$773
Transfer agent fees	256
Fund wide operations fee	123
Independent trustees' fees and expenses	1
Total expenses before reductions	1,153
Total expenses after reductions		1,153
Net investment income (loss)		4,613
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,035
Futures contracts	360
Swaps	359
Written options	63
Total net realized gain (loss)		2,817
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,798
Futures contracts	946
Swaps	(326)
Written options	15
Delayed delivery commitments	(189)
Total change in net unrealized appreciation (depreciation)		4,244
Net gain (loss)		7,061
Net increase (decrease) in net assets resulting from operations		$11,674

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,613	$10,687
Net realized gain (loss)	2,817	1,975
Change in net unrealized appreciation (depreciation)	4,244	23,365
Net increase (decrease) in net assets resulting from operations	11,674	36,027
Distributions to shareholders	(4,585)	(9,928)
Share transactions
Proceeds from sales of shares	52,510	60,158
Reinvestment of distributions	4,189	9,146
Cost of shares redeemed	(101,723)	(108,245)
Net increase (decrease) in net assets resulting from share transactions	(45,024)	(38,941)
Total increase (decrease) in net assets	(37,935)	(12,842)
Net Assets
Beginning of period	528,535	541,377
End of period	$490,600	$528,535
Other Information
Shares
Sold	4,901	5,773
Issued in reinvestment of distributions	390	880
Redeemed	(9,500)	(10,466)
Net increase (decrease)	(4,209)	(3,813)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Government Income Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.23	$10.57	$10.79	$10.71	$10.68
Income from Investment Operations
Net investment income (loss)A	.096	.214	.181	.144	.130	.144
Net realized and unrealized gain (loss)	.160	.524	(.342)	(.138)	.148	.016
Total from investment operations	.256	.738	(.161)	.006	.278	.160
Distributions from net investment income	(.096)	(.198)	(.179)	(.138)	(.135)	(.130)
Distributions from net realized gain	–	–	–	(.088)	(.063)	–
Total distributions	(.096)	(.198)	(.179)	(.226)	(.198)	(.130)
Net asset value, end of period	$10.93	$10.77	$10.23	$10.57	$10.79	$10.71
Total ReturnB,C	2.39%	7.30%	(1.52)%	.08%	2.62%	1.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.81%F	2.06%	1.75%	1.36%	1.21%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$491	$529	$541	$576	$721	$740
Portfolio turnover rateG	285%F	244%	132%	149%	117%	71%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,291
Gross unrealized depreciation	(3,315)
Net unrealized appreciation (depreciation)	$19,976
Tax cost	$500,382

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,864)
Long-term	(3,125)
Total capital loss carryforward	$(5,989)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$360	$946
Purchased Options	66	246
Swaps	359	(326)
Written Options	63	15
Total Interest Rate Risk	$848	$881

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Intermediate Government Income Fund	291,182	292,747

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Intermediate Government Income Fund	$–(a)

 (a) Amount is less than $500.

During the period, there were no borrowings on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	.45%	$1,000.00	$1,023.90	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Intermediate Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SLM-SANN-0420
1.844597.114

Fidelity® Total Bond K6 Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	57.3%
AAA	3.8%
AA	0.6%
A	4.0%
BBB	17.3%
BB and Below	15.5%
Not Rated	2.6%
Short-Term Investments and Net Other Assets*	(1.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*,**,***
Corporate Bonds	29.5%
U.S. Government and U.S. Government Agency Obligations	57.3%
Asset-Backed Securities	3.1%
CMOs and Other Mortgage Related Securities	3.3%
Municipal Bonds	0.4%
Other Investments	7.5%
Short-Term Investments and Net Other Assets (Liabilities)†	(1.1)%

 * Foreign investments - 8.6%

 ** Futures and Swaps - 7.9%

 *** Written options - (3.5)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.6% 2/17/23	$1,890,000	$1,990,478
4.3% 2/15/30	559,000	640,363
4.45% 4/1/24	51,000	56,104
4.5% 3/9/48	3,500,000	3,990,264
5.15% 11/15/46	1,000,000	1,240,648
6.2% 3/15/40	840,000	1,133,843
6.3% 1/15/38	1,100,000	1,518,792
Verizon Communications, Inc.:
4.862% 8/21/46	419,000	557,547
5.012% 4/15/49	160,000	221,059
5.5% 3/16/47	461,000	674,995
		12,024,093
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	245,000	301,961
5.95% 4/1/41	172,000	250,529
		552,490
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	1,058,831
5.375% 5/1/47	2,000,000	2,301,283
5.75% 4/1/48	861,000	1,026,758
Comcast Corp.:
3.9% 3/1/38	132,000	154,015
4.6% 8/15/45	347,000	442,066
4.65% 7/15/42	310,000	389,777
6.45% 3/15/37	365,000	538,993
Fox Corp.:
3.666% 1/25/22 (a)	123,000	128,078
4.03% 1/25/24 (a)	216,000	233,593
4.709% 1/25/29 (a)	312,000	365,854
5.476% 1/25/39 (a)	308,000	394,958
5.576% 1/25/49 (a)	204,000	274,213
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,521,037
7.3% 7/1/38	2,420,000	3,285,371
		12,114,827
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 6.25% 3/25/29 (a)	1,600,000	1,700,000

TOTAL COMMUNICATION SERVICES		26,391,410

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	4,082,857
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	391,000	402,309
3% 11/19/24	890,000	933,485
		1,335,794

TOTAL CONSUMER DISCRETIONARY		5,418,651

CONSUMER STAPLES - 1.8%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,506,035
4.9% 2/1/46	4,500,000	5,514,927
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	613,000	741,020
5.45% 1/23/39	800,000	1,042,016
5.55% 1/23/49	1,824,000	2,470,861
5.8% 1/23/59 (Reg. S)	1,933,000	2,730,818
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	3,332,389
		18,338,066
Food Products - 0.1%
Conagra Brands, Inc. 3.8% 10/22/21	216,000	224,530
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	1,800,000	1,952,460
		2,176,990
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,479,892
4.25% 8/9/42	932,000	948,931
4.5% 5/2/43	632,000	657,860
4.8% 2/14/29	936,000	1,070,778
5.375% 1/31/44	1,137,000	1,334,883
5.95% 2/14/49	600,000	761,768
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,564,000	1,699,926
Reynolds American, Inc. 7.25% 6/15/37	75,000	99,403
		8,053,441

TOTAL CONSUMER STAPLES		28,568,497

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	528,322
8.125% 9/15/30	1,083,000	1,363,895
Amerada Hess Corp.:
7.125% 3/15/33	201,000	254,810
7.3% 8/15/31	231,000	295,539
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	570,468
5.85% 2/1/35	525,000	675,984
Cenovus Energy, Inc. 4.25% 4/15/27	1,203,000	1,289,570
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	27,867
5.8% 6/1/45	10,000	13,523
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	2,820,000	2,538,000
DCP Midstream Operating LP 3.875% 3/15/23	520,000	517,660
Enbridge, Inc. 4.25% 12/1/26	525,000	585,554
Encana Corp.:
5.15% 11/15/41	1,916,000	1,865,455
6.625% 8/15/37	350,000	384,927
Energy Transfer Partners LP:
3.75% 5/15/30	481,000	487,467
4.2% 9/15/23	145,000	155,317
4.25% 3/15/23	195,000	206,516
4.5% 4/15/24	215,000	232,927
4.95% 6/15/28	494,000	544,378
5% 5/15/50	1,076,000	1,090,706
5.25% 4/15/29	350,000	393,074
5.8% 6/15/38	275,000	307,152
6% 6/15/48	1,179,000	1,324,159
6.25% 4/15/49	241,000	277,765
Enterprise Products Operating LP 3.75% 2/15/25	20,000	21,778
Hess Corp.:
4.3% 4/1/27	176,000	185,571
5.6% 2/15/41	288,000	311,306
5.8% 4/1/47	874,000	967,966
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	378,005
6.55% 9/15/40	1,365,000	1,767,058
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	493,794
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,995
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (b)(c)	311,000	311,893
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	469,000	470,719
4.5% 7/15/23	274,000	295,869
4.8% 2/15/29	175,000	196,079
4.875% 12/1/24	272,000	301,705
5.5% 2/15/49	525,000	589,697
Occidental Petroleum Corp.:
2.7% 8/15/22	272,000	277,171
2.9% 8/15/24	899,000	911,152
3.2% 8/15/26	121,000	123,195
3.5% 8/15/29	382,000	385,436
4.3% 8/15/39	56,000	53,768
4.4% 8/15/49	56,000	53,279
4.5% 7/15/44	1,032,000	985,407
5.55% 3/15/26	831,000	938,832
6.2% 3/15/40	700,000	793,642
6.45% 9/15/36	600,000	708,796
6.6% 3/15/46	807,000	979,695
7.5% 5/1/31	927,000	1,177,837
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	2,020,000	2,158,875
6.9% 3/19/49	3,000,000	3,592,500
7.25% 3/17/44	2,500,000	3,083,078
Petroleos Mexicanos:
5.95% 1/28/31 (a)	2,980,000	2,893,282
6.35% 2/12/48	3,548,000	3,284,384
6.49% 1/23/27 (a)	570,000	597,075
6.5% 3/13/27	20,000	20,925
6.75% 9/21/47	5,720,000	5,477,401
6.84% 1/23/30 (a)	7,272,000	7,599,240
6.95% 1/28/60 (a)	989,000	953,396
7.69% 1/23/50 (a)	2,090,000	2,181,960
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,689,660
3.6% 11/1/24	266,000	275,647
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	393,000	419,578
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	923,000	978,496
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	2,087,591
4.55% 6/24/24	70,000	76,693
5.75% 6/24/44	35,000	41,481
Western Gas Partners LP:
3.95% 6/1/25	174,000	176,581
4.5% 3/1/28	200,000	201,044
4.65% 7/1/26	138,000	144,852
4.75% 8/15/28	168,000	172,090
Williams Partners LP 4.3% 3/4/24	2,000,000	2,165,346
		72,917,855
FINANCIALS - 9.5%
Banks - 3.8%
Bank of America Corp.:
3.004% 12/20/23 (b)	3,302,000	3,421,737
3.5% 4/19/26	2,630,000	2,872,812
3.705% 4/24/28 (b)	528,000	578,029
4.45% 3/3/26	245,000	276,545
Barclays PLC:
4.375% 1/12/26	900,000	993,105
5.088% 6/20/30 (b)	1,421,000	1,613,451
Capital One NA 2.15% 9/6/22	762,000	769,643
CIT Group, Inc. 6.125% 3/9/28	210,000	252,000
Citigroup, Inc.:
3.352% 4/24/25 (b)	953,000	1,009,003
4.3% 11/20/26	6,314,000	6,990,204
4.4% 6/10/25	2,266,000	2,521,650
4.45% 9/29/27	4,372,000	4,941,140
5.5% 9/13/25	566,000	662,717
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	517,000	549,648
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,297,302
3.8% 6/9/23	1,250,000	1,328,210
4.55% 4/17/26	388,000	437,654
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	210,577
5.71% 1/15/26 (a)	1,649,000	1,793,625
JPMorgan Chase & Co.:
2.95% 10/1/26	3,085,000	3,270,503
3.797% 7/23/24 (b)	35,000	37,412
3.882% 7/24/38 (b)	1,000,000	1,146,138
4.452% 12/5/29 (b)	5,500,000	6,412,864
Rabobank Nederland 4.375% 8/4/25	500,000	555,184
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,000,000	1,094,742
6% 12/19/23	1,237,000	1,386,920
6.1% 6/10/23	3,800,000	4,204,399
6.125% 12/15/22	6,545,000	7,140,077
UniCredit SpA 6.572% 1/14/22 (a)	948,000	1,018,186
Westpac Banking Corp. 4.11% 7/24/34 (b)	744,000	814,377
		59,599,854
Capital Markets - 2.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	423,742
Ares Capital Corp. 4.2% 6/10/24	1,716,000	1,822,348
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	2,086,000	2,129,666
3.869% 1/12/29 (a)(b)	1,570,000	1,706,451
4.207% 6/12/24 (a)(b)	500,000	536,700
Deutsche Bank AG 4.5% 4/1/25	2,300,000	2,291,776
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	630,667
4.1% 1/13/26	1,100,000	1,140,600
5% 2/14/22	1,568,000	1,650,119
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	173,366
3.2% 2/23/23	3,000,000	3,137,135
3.691% 6/5/28 (b)	4,660,000	5,094,485
3.75% 5/22/25	525,000	568,200
3.814% 4/23/29 (b)	1,025,000	1,129,026
4.017% 10/31/38 (b)	1,000,000	1,140,601
4.223% 5/1/29 (b)	2,500,000	2,835,019
6.75% 10/1/37	278,000	398,342
Moody's Corp.:
3.25% 1/15/28	10,000	10,889
4.875% 2/15/24	9,000	10,017
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,793,306
3.737% 4/24/24 (b)	2,500,000	2,655,125
4.431% 1/23/30 (b)	2,242,000	2,603,733
5% 11/24/25	5,722,000	6,602,750
UBS Group Funding AG 2.859% 8/15/23 (a)(b)	1,000,000	1,024,460
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	557,266
		43,065,789
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,196,000	1,218,333
4.125% 7/3/23	512,000	544,346
4.45% 12/16/21	500,000	520,964
4.45% 4/3/26	561,000	613,134
4.875% 1/16/24	843,000	917,330
Capital One Financial Corp.:
2.5% 5/12/20	625,000	625,463
3.8% 1/31/28	795,000	867,513
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,746,115
4.1% 2/9/27	366,000	399,747
4.5% 1/30/26	803,000	894,146
Ford Motor Credit Co. LLC:
4.063% 11/1/24	4,206,000	4,285,909
5.085% 1/7/21	502,000	515,045
5.584% 3/18/24	1,113,000	1,190,856
5.596% 1/7/22	1,038,000	1,095,216
Synchrony Financial:
2.85% 7/25/22	302,000	308,829
3.95% 12/1/27	3,042,000	3,264,431
4.375% 3/19/24	406,000	437,533
5.15% 3/19/29	1,581,000	1,843,400
		24,288,310
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	110,000	116,967
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	1,088,520
3.85% 2/1/25	2,100,000	2,273,089
3.875% 8/15/22	473,000	497,418
4.125% 5/15/29	1,000,000	1,116,591
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	5,175,000	5,690,597
Pine Street Trust I:
4.572% 2/15/29 (a)	1,030,000	1,166,958
5.568% 2/15/49 (a)	1,000,000	1,248,080
		13,198,220
Insurance - 0.7%
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	678,000	790,134
4.75% 3/15/39	311,000	402,362
4.9% 3/15/49	619,000	829,941
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.08% 5/28/21 (a)(b)(c)	5,310,000	5,320,507
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,247,336
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,141,015
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	400,000	452,600
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	89,147
Unum Group:
3.875% 11/5/25	50,000	54,711
4% 6/15/29	852,000	942,703
		11,270,456

TOTAL FINANCIALS		151,422,629

HEALTH CARE - 1.6%
Health Care Providers & Services - 1.2%
Centene Corp.:
3.375% 2/15/30 (a)	815,000	815,000
4.25% 12/15/27 (a)	880,000	905,344
4.625% 12/15/29 (a)	1,370,000	1,465,900
4.75% 1/15/25 (a)	700,000	717,745
Cigna Corp.:
3.75% 7/15/23	708,000	753,726
4.125% 11/15/25	1,003,000	1,115,910
4.375% 10/15/28	884,000	1,005,456
4.8% 8/15/38	550,000	661,385
4.9% 12/15/48	550,000	682,389
CVS Health Corp.:
3% 8/15/26	125,000	131,013
3.25% 8/15/29	287,000	301,043
4.1% 3/25/25	1,299,000	1,423,653
4.3% 3/25/28	1,329,000	1,487,222
4.78% 3/25/38	2,092,000	2,467,216
5.05% 3/25/48	2,870,000	3,532,188
Toledo Hospital:
5.325% 11/15/28	319,000	371,600
6.015% 11/15/48	613,000	794,063
		18,630,853
Pharmaceuticals - 0.4%
Actavis Funding SCS 3.45% 3/15/22	40,000	41,436
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,209,000	3,572,072
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	146,000	153,079
5.022% 8/28/23 (b)	459,000	491,629
5.65% 8/28/28 (b)	194,000	222,219
Mylan NV:
3.15% 6/15/21	50,000	50,796
3.95% 6/15/26	1,370,000	1,489,521
4.55% 4/15/28	450,000	505,485
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	558,498
Zoetis, Inc. 3.45% 11/13/20	15,000	15,184
		7,099,919

TOTAL HEALTH CARE		25,730,772

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,134,140
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	286,000	292,767
3.95% 7/1/24 (a)	380,000	395,319
4.375% 5/1/26 (a)	472,000	502,559
5.25% 5/15/24 (a)	730,000	797,044
		1,987,689
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	259,000	260,939
3.875% 7/3/23	877,000	925,064
4.25% 2/1/24	977,000	1,053,172
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,179,172
		4,418,347

TOTAL INDUSTRIALS		7,540,176

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	800,000	880,508
6.02% 6/15/26 (a)	258,000	302,151
		1,182,659
MATERIALS - 0.1%
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	534,688
4.5% 8/1/47 (a)	500,000	573,125
		1,107,813
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Boston Properties, Inc. 4.5% 12/1/28	605,000	714,298
Corporate Office Properties LP:
5% 7/1/25	3,650,000	4,078,706
5.25% 2/15/24	146,000	160,536
Duke Realty LP 3.625% 4/15/23	50,000	52,980
HCP, Inc.:
3.25% 7/15/26	113,000	121,907
3.5% 7/15/29	129,000	141,919
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	271,827
3.5% 8/1/26	270,000	292,568
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,717,780
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	1,155,000	1,214,636
4.375% 8/1/23	1,665,000	1,797,835
4.75% 1/15/28	3,349,000	3,763,841
4.95% 4/1/24	2,400,000	2,665,600
Store Capital Corp. 4.625% 3/15/29	315,000	364,465
Ventas Realty LP:
3% 1/15/30	1,531,000	1,592,141
3.5% 2/1/25	1,265,000	1,355,418
4% 3/1/28	218,000	242,783
WP Carey, Inc.:
3.85% 7/15/29	246,000	274,899
4% 2/1/25	489,000	526,626
4.6% 4/1/24	1,250,000	1,366,749
		22,717,514
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	594,609
3.95% 11/15/27	421,000	462,344
4.1% 10/1/24	995,000	1,086,109
4.55% 10/1/29	260,000	301,379
Digital Realty Trust LP 4.75% 10/1/25	1,445,000	1,657,381
Liberty Property LP 4.4% 2/15/24	40,000	44,521
Tanger Properties LP:
3.125% 9/1/26	2,775,000	2,855,114
3.875% 12/1/23	1,290,000	1,361,212
		8,362,669

TOTAL REAL ESTATE		31,080,183

UTILITIES - 0.8%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	2,173,000	2,232,970
3.743% 5/1/26	1,337,000	1,428,443
Edison International 5.75% 6/15/27	2,985,000	3,532,085
FirstEnergy Corp.:
4.25% 3/15/23	45,000	48,162
7.375% 11/15/31	1,805,000	2,635,353
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	181,180
		10,058,193
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,532,000	1,585,620
Multi-Utilities - 0.1%
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,790,250

TOTAL UTILITIES		13,434,063

TOTAL NONCONVERTIBLE BONDS
(Cost $337,331,643)		364,794,708

U.S. Government and Government Agency Obligations - 36.0%
U.S. Treasury Inflation-Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$7,607,381	$9,092,233
1% 2/15/49	1,838,196	2,292,596
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/27	1,227,731	1,292,445
0.5% 1/15/28	18,280,289	19,397,935
0.625% 1/15/26	5,386,036	5,688,078
0.75% 7/15/28	10,339,673	11,270,372
0.875% 1/15/29	7,195,210	7,926,126

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		56,959,785

U.S. Treasury Obligations - 32.4%
U.S. Treasury Bonds:
2.75% 11/15/47	10,830,000	13,419,893
3% 2/15/49	34,068,000	44,570,526
U.S. Treasury Notes:
1.125% 2/28/27	1,563,000	1,571,181
1.5% 9/30/24	39,000,000	40,010,039
1.5% 1/31/27	28,784,000	29,654,266
1.625% 9/30/26	44,765,000	46,454,180
1.625% 8/15/29	18,293,000	19,098,321
1.75% 12/31/24	56,600,000	58,802,094
1.75% 11/15/29	52,490,000	55,422,059
2.125% 3/31/24	22,027,000	23,095,654
2.125% 7/31/24	38,835,000	40,855,634
2.125% 5/31/26	21,170,000	22,589,052
2.25% 12/31/24	4,611,000	4,897,386
2.5% 1/31/24	15,400,000	16,339,039
2.5% 2/28/26	60,080,000	65,315,874
2.625% 6/30/23	16,700,000	17,646,551
3.125% 11/15/28	13,139,000	15,339,269

TOTAL U.S. TREASURY OBLIGATIONS		515,081,018

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $530,376,598)		572,040,803

U.S. Government Agency - Mortgage Securities - 6.3%
Ginnie Mae - 3.6%
2.5% 3/1/50 (d)	4,700,000	4,824,482
2.5% 4/1/50 (d)	2,400,000	2,461,315
3% 3/1/50 (d)	750,000	774,925
3% 3/1/50 (d)	300,000	309,970
3% 3/1/50 (d)	150,000	154,985
3% 3/1/50 (d)	200,000	206,647
3% 3/1/50 (d)	5,500,000	5,682,784
3% 3/1/50 (d)	2,800,000	2,893,054
3% 3/1/50 (d)	1,200,000	1,239,880
3% 4/1/50 (d)	1,600,000	1,651,486
3% 4/1/50 (d)	1,100,000	1,135,397
3% 4/1/50 (d)	600,000	619,307
3% 4/1/50 (d)	1,500,000	1,548,268
3.5% 3/1/50 (d)	3,750,000	3,885,007
3.5% 3/1/50 (d)	2,700,000	2,797,205
3.5% 3/1/50 (d)	2,200,000	2,279,204
3.5% 3/1/50 (d)	1,200,000	1,243,202
3.5% 3/1/50 (d)	2,850,000	2,952,605
3.5% 3/1/50 (d)	2,900,000	3,004,405
3.5% 3/1/50 (d)	1,500,000	1,554,003
3.5% 4/1/50 (d)	10,000,000	10,351,424
3.5% 4/1/50 (d)	800,000	828,114
3.5% 4/1/50 (d)	400,000	414,057
3.5% 4/1/50 (d)	300,000	310,543
4% 3/1/50 (d)	1,400,000	1,457,572
4% 3/1/50 (d)	1,950,000	2,030,190

TOTAL GINNIE MAE		56,610,031

Uniform Mortgage Backed Securities - 2.7%
2.5% 3/1/35 (d)	7,500,000	7,698,106
2.5% 3/1/35 (d)	200,000	205,283
2.5% 3/1/35 (d)	100,000	102,641
2.5% 3/1/50 (d)	1,400,000	1,427,657
2.5% 3/1/50 (d)	500,000	509,877
3% 3/1/35 (d)	950,000	983,898
3% 3/1/35 (d)	950,000	983,898
3% 3/1/50 (d)	950,000	978,300
3% 3/1/50 (d)	1,350,000	1,390,215
3% 3/1/50 (d)	1,450,000	1,493,194
3.5% 3/1/50 (d)	13,375,000	13,888,814
3.5% 3/1/50 (d)	6,400,000	6,645,862
3.5% 3/1/50 (d)	1,400,000	1,453,782
3.5% 3/1/50 (d)	700,000	726,891
3.5% 3/1/50 (d)	2,200,000	2,284,515
3.5% 3/1/50 (d)	2,200,000	2,284,515

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		43,057,448

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $99,024,217)		99,667,479

Asset-Backed Securities - 3.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$347,726	$351,965
Series 2019-1 Class A, 3.844% 5/15/39 (a)	748,655	765,401
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,273,301	1,284,271
Class B, 4.458% 10/16/39 (a)	242,811	245,720
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.1221% 7/22/32 (a)(b)(c)	1,181,000	1,181,709
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1491% 1/20/33 (a)(b)(c)	610,000	608,963
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 2.7795% 4/30/31 (a)(b)(c)	1,700,000	1,684,870
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	646,000	645,987
Class B, 4.335% 1/16/40 (a)	250,000	249,993
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	1,101,000	1,101,330
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.0313% 1/15/29 (a)(b)(c)	1,359,000	1,357,913
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.25% 4/17/33 (a)(b)(c)(d)	460,000	460,000
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 1.9868% 10/25/35 (b)(c)	363,076	362,253
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	600,000	600,180
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.6167% 4/15/29 (a)(b)(c)	1,388,000	1,388,000
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	253,000	253,852
Class A3, 2.3% 9/15/23 (a)	235,000	237,047
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	1,033,828	1,063,424
Class B, 5.095% 4/15/39 (a)	573,766	597,155
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	726,404	747,106
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	898,000	898,090
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.2638% 5/29/32 (a)(b)(c)	599,000	599,060
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	208,353	210,417
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	148,346	149,924
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	536,427	541,019
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	405,452	408,807
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	1,122,170	1,152,424
Class A2II, 4.03% 11/20/47 (a)	467,245	496,504
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	399,000	399,120
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.1113% 4/15/29 (a)(b)(c)	1,349,000	1,348,595
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.0218% 5/15/32 (a)(b)(c)	979,000	978,608
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 0% 4/17/33 (a)(b)(c)(d)	900,000	900,000
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	1,221,000	1,221,366
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	990,000	1,136,544
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	423,993	438,892
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	548,244	561,318
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.0391% 1/20/29 (a)(b)(c)	480,000	479,760
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.1313% 7/15/32 (a)(b)(c)	1,179,000	1,179,236
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	578,000	578,231
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.0991% 4/20/30 (a)(b)(c)	975,000	976,268
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	814,000	814,895
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	640,651	645,086
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	504,680	532,093
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.7571% 10/20/30(a)(b)(c)	1,364,000	1,364,000
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	150,071	150,125
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	337,597	338,820
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.1361% 7/17/32 (a)(b)(c)	1,178,000	1,178,236
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	968,000	1,011,405
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	992,378	1,030,540
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	91,047	91,227
Series 2019-2A Class A, 3.2% 9/15/25 (a)	483,542	485,948
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	1,300,000	1,299,980
Class B, 4.335% 3/15/40 (a)	250,000	248,477
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	1,211,000	1,269,576
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1% 1/20/29 (a)(b)(c)	921,000	921,000
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	901,506	935,420
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	1,557,679	1,575,075
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	651,565	688,283
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	952,826	998,336
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	425,833	454,437
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (a)	130,959	131,409
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.1813% 4/15/32 (a)(b)(c)	1,125,000	1,125,000
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.0891% 7/20/32 (a)(b)(c)	1,290,000	1,290,645
TOTAL ASSET-BACKED SECURITIES
(Cost $47,742,579)		48,421,335

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.5%
Citigroup Mortgage Loan Trust sequential payer Series 2009-5 Class 5A1, 4.3541% 1/25/37 (a)(b)	105,704	106,868
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	136,171	137,688
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.1293% 8/25/60 (a)(b)(c)	531,070	530,808
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (a)(b)(c)	701,211	700,808
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	523,160	523,716
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	2,275,000	2,313,259
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	959,823	1,005,573
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (a)(b)(c)	1,184,250	1,184,294
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (a)(b)(c)	492,000	492,714
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	602,772	616,899
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (a)(b)(c)	1,032,000	1,032,872
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	15,120	15,115
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS		8,660,614
(Cost $8,594,279)		8,660,614

Commercial Mortgage Securities - 2.8%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	1,500,000	1,582,929
Class ANM, 3.112% 11/5/32 (a)	778,000	823,474
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	132,000	139,922
Class CNM, 3.8425% 11/5/32 (a)(b)	100,000	105,791
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0683% 8/15/52 (b)(e)	8,090,797	610,286
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 2.6585% 12/15/29 (a)(b)(c)	800,000	799,760
Class C, 1 month U.S. LIBOR + 1.120% 2.7785% 12/15/29 (a)(b)(c)	556,000	556,523
Class D, 1 month U.S. LIBOR + 1.250% 2.9085% 12/15/29 (a)(b)(c)	1,060,000	1,062,994
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (a)(b)(c)	1,415,000	1,415,654
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.2835% 9/15/37 (a)(b)(c)	261,328	261,428
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.4585% 11/15/35 (a)(b)(c)	328,300	328,827
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.9585% 4/15/34 (a)(b)(c)	614,000	613,814
Class C, 1 month U.S. LIBOR + 1.600% 3.2585% 4/15/34 (a)(b)(c)	406,000	405,999
Class D, 1 month U.S. LIBOR + 1.900% 3.5585% 4/15/34 (a)(b)(c)	426,000	426,268
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.7385% 10/15/36 (a)(b)(c)	600,947	601,912
Class C, 1 month U.S. LIBOR + 1.250% 2.9085% 10/15/36 (a)(b)(c)	755,722	757,618
Class D, 1 month U.S. LIBOR + 1.450% 3.1085% 10/15/36 (a)(b)(c)	1,071,004	1,075,090
Class E, 1 month U.S. LIBOR + 1.800% 3.4585% 10/15/36 (a)(b)(c)	4,848,658	4,870,093
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 3.2585% 12/15/29 (a)(b)(c)	654,000	657,087
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34(a)(b)(c)	1,066,000	1,065,356
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (a)(b)(c)	2,034,048	2,043,147
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (a)(b)(c)	580,000	579,636
Class B, 1 month U.S. LIBOR + 1.250% 2.9085% 11/15/36 (a)(b)(c)	200,000	199,623
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(c)	1,568,000	1,567,265
Class B, 1 month U.S. LIBOR + 1.500% 3.1585% 6/15/34 (a)(b)(c)	309,000	308,516
Class C, 1 month U.S. LIBOR + 1.750% 3.4085% 6/15/34 (a)(b)(c)	349,000	348,453
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.0774% 4/10/48 (b)(e)	3,021,547	136,904
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	285,285
Series 2014-CR17 Class XA, 0.9735% 5/10/47 (b)(e)	1,501,897	52,446
Series 2014-LC17 Class XA, 0.7681% 10/10/47 (b)(e)	3,060,091	86,413
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.5385% 12/15/31 (a)(b)(c)	500,000	499,850
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (a)(b)(c)	2,300,000	2,299,997
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	638,507
Class B, 4.5349% 4/15/36 (a)	107,000	115,022
Class C, 4.782% 4/15/36 (a)(b)	123,000	131,861
Class D, 4.782% 4/15/36 (a)(b)	245,000	258,777
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 3.9085% 12/15/30 (a)(b)(c)	1,296,000	1,295,610
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.1085% 9/15/31 (a)(b)(c)	1,875,000	1,870,274
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.7485% 10/15/31 (a)(b)(c)	457,000	457,350
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	103,000	111,801
Class DFX, 5.3503% 7/5/33 (a)	159,000	172,880
Class EFX, 5.5422% 7/5/33 (a)	218,000	235,133
Class XAFX, 1.116% 7/5/33 (a)(b)(e)	2,000,000	71,677
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.9085% 8/15/33 (a)(b)(c)	627,000	624,638
Class C, 1 month U.S. LIBOR + 1.500% 3.1585% 8/15/33 (a)(b)(c)	1,510,000	1,505,302
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (a)(b)(c)	710,000	708,218
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	1,698,000	1,788,684
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	454,301
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	246,000	255,400
Class C, 3.1771% 11/10/36 (a)	235,000	240,836
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (a)(b)(c)	428,982	429,115
Class B, 1 month U.S. LIBOR + 1.550% 3.2085% 3/15/36 (a)(b)(c)	600,000	600,561
Class C, 1 month U.S. LIBOR + 2.100% 3.7585% 3/15/36 (a)(b)(c)	1,094,000	1,096,411
Symphony CLO Ltd. floater Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 0% 4/18/33 (a)(b)(c)(d)	3,000,000	3,000,000
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0558% 12/15/50 (b)(e)	1,472,735	94,477
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.4479% 4/10/46 (a)(b)(c)	888,853	898,245
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 0.89% 12/15/50 (b)(e)	3,665,963	217,103
Series 2018-C46 Class XA, 0.9441% 8/15/51 (b)(e)	2,135,982	122,034
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	398,589
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.0362% 8/15/47 (b)(e)	1,026,653	38,574
Series 2014-LC14 Class XA, 1.2075% 3/15/47 (b)(e)	1,433,278	54,181
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $44,445,813)		44,453,921

Municipal Securities - 0.4%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$90,000	$146,642
7.5% 4/1/34	700,000	1,160,313
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,954,250
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	2,023,866
TOTAL MUNICIPAL SECURITIES
(Cost $5,611,037)		6,285,071

Foreign Government and Government Agency Obligations - 0.4%
Argentine Republic 5.875% 1/11/28	$2,000,000	$814,375
Dominican Republic:
4.5% 1/30/30 (a)	1,200,000	1,200,000
5.95% 1/25/27 (a)	2,850,000	3,117,188
6% 7/19/28 (a)	550,000	606,031
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,694,623)		5,737,594

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	401,000	426,143
Regions Bank 6.45% 6/26/37	250,000	352,840
Synchrony Bank 3.65% 5/24/21	559,000	572,769
TOTAL BANK NOTES
(Cost $1,261,304)		1,351,752
	Shares	Value

Fixed-Income Funds - 29.7%
Fidelity Emerging Markets Debt Central Fund (f)	4,398,231	$41,167,445
Fidelity Floating Rate Central Fund (f)	791,965	78,729,230
Fidelity Mortgage Backed Securities Central Fund (f)	2,347,817	261,171,167
Fidelity Specialized High Income Central Fund (f)	909,218	90,912,707
TOTAL FIXED-INCOME FUNDS
(Cost $464,397,481)		471,980,549
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,553,595)	1,350,000	1,532,975
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 1.60% (g)
(Cost $54,271,741)	54,261,634	54,272,486

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	$42,465
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	200,000	3,364
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	6,600,000	15,441
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	3,300,000	81,508
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	1,200,000	17,554
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	5,000,000	83,410
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	36,784

TOTAL PUT OPTIONS			280,526

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	66,888
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	200,000	8,223
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	6,600,000	689,854
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	3,300,000	105,224
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	1,200,000	55,812
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	5,000,000	206,085
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	256,896

TOTAL CALL OPTIONS			1,388,982

TOTAL PURCHASED SWAPTIONS
(Cost $1,252,914)			1,669,508
TOTAL INVESTMENT IN SECURITIES - 105.9%
(Cost $1,602,557,824)			1,680,868,795
NET OTHER ASSETS (LIABILITIES) - (5.9)%			(93,820,865)
NET ASSETS - 100%			$1,587,047,930

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 3/1/50	$(2,400,000)	$(2,463,565)
3% 3/1/50	(1,600,000)	(1,653,173)
3% 3/1/50	(1,100,000)	(1,136,557)
3% 3/1/50	(600,000)	(619,940)
3% 3/1/50	(1,500,000)	(1,549,850)
3.5% 3/1/50	(1,300,000)	(1,346,802)
3.5% 3/1/50	(1,400,000)	(1,450,403)
3.5% 3/1/50	(700,000)	(725,201)
3.5% 3/1/50	(2,200,000)	(2,279,204)
3.5% 3/1/50	(10,000,000)	(10,360,018)
3.5% 3/1/50	(800,000)	(828,801)
3.5% 3/1/50	(400,000)	(414,401)
3.5% 3/1/50	(300,000)	(310,801)

TOTAL GINNIE MAE		(25,138,716)

Uniform Mortgage Backed Securities
3% 3/1/35	(950,000)	(983,898)
3% 3/1/35	(950,000)	(983,898)
3% 3/1/50	(950,000)	(978,300)
3% 3/1/50	(2,800,000)	(2,883,409)
3.5% 3/1/50	(1,300,000)	(1,349,941)
3.5% 3/1/50	(900,000)	(934,574)
3.5% 3/1/50	(2,200,000)	(2,284,515)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(10,398,535)

TOTAL TBA SALE COMMITMENTS
(Proceeds $35,342,730)		$(35,537,251)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.83% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	1,700,000	$(28,174)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	2,000,000	(25,925)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(16,442)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	3,000,000	(10,572)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(18,990)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.7825% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	700,000	(10,982)

TOTAL PUT SWAPTIONS			(111,085)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.83% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	1,700,000	(75,153)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	2,000,000	(97,310)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(89,081)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	3,000,000	(275,540)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(39,785)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.7825% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	700,000	(29,749)

TOTAL CALL SWAPTIONS			(606,618)

TOTAL WRITTEN SWAPTIONS			$(717,703)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	10	June 2020	$1,347,500	$(34,261)	$(34,261)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	131	June 2020	28,600,984	(262,085)	(262,085)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	44	June 2020	5,401,000	(103,562)	(103,562)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	June 2020	170,250	(7,275)	(7,275)
TOTAL FUTURES CONTRACTS					$(407,183)

The notional amount of futures sold as a percentage of Net Assets is 2.2%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$7,780,000	$62,958	$(108)	$62,850
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	600,000	4,856	123	4,979
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,400,000	11,329	(256)	11,073
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,260,000	10,196	617	10,813

TOTAL CREDIT DEFAULT SWAPS						$89,339	$376	$89,715

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$14,768,000	$218,210	$0	$218,210
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Mar. 2025	5,001,000	(159,059)	0	(159,059)
2%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Mar. 2027	1,890,000	85,252	0	85,252
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	2,090,000	(95,197)	0	(95,197)

TOTAL INTEREST RATE SWAPS							$49,206	$0	$49,206

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $168,229,030 or 10.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$197,428
Fidelity Emerging Markets Debt Central Fund	1,122,687
Fidelity Floating Rate Central Fund	2,227,541
Fidelity Mortgage Backed Securities Central Fund	3,270,824
Fidelity Specialized High Income Central Fund	2,512,939
Total	$9,331,419

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$37,597,948	$3,043,247	$--	$--	$526,250	$41,167,445	1.5%
Fidelity Floating Rate Central Fund	68,020,064	11,992,976	--	--	(1,283,810)	78,729,230	4.1%
Fidelity Mortgage Backed Securities Central Fund	230,637,827	31,771,480	4,500,000	51,169	3,210,691	261,171,167	12.6%
Fidelity Specialized High Income Central Fund	92,655,512	12,590,099	12,250,000	(307,086)	(1,775,818)	90,912,707	22.5%
Total	$428,911,351	$59,397,802	$16,750,000	$(255,917)	$677,313	$471,980,549

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$364,794,708	$--	$364,794,708	$--
U.S. Government and Government Agency Obligations	572,040,803	--	572,040,803	--
U.S. Government Agency - Mortgage Securities	99,667,479	--	99,667,479	--
Asset-Backed Securities	48,421,335	--	48,421,335	--
Collateralized Mortgage Obligations	8,660,614	--	8,660,614	--
Commercial Mortgage Securities	44,453,921	--	44,453,921	--
Municipal Securities	6,285,071	--	6,285,071	--
Foreign Government and Government Agency Obligations	5,737,594	--	5,737,594	--
Bank Notes	1,351,752	--	1,351,752	--
Fixed-Income Funds	471,980,549	471,980,549	--	--
Preferred Securities	1,532,975	--	1,532,975	--
Money Market Funds	54,272,486	54,272,486	--	--
Purchased Swaptions	1,669,508	--	1,669,508	--
Total Investments in Securities:	$1,680,868,795	$526,253,035	$1,154,615,760	$--
Derivative Instruments:
Assets
Swaps	$392,801	$--	$392,801	$--
Total Assets	$392,801	$--	$392,801	$--
Liabilities
Futures Contracts	$(407,183)	$(407,183)	$--	$--
Swaps	(254,256)	--	(254,256)	--
Written Swaptions	(717,703)	--	(717,703)	--
Total Liabilities	$(1,379,142)	$(407,183)	$(971,959)	$--
Total Derivative Instruments:	$(986,341)	$(407,183)	$(579,158)	$--
Other Financial Instruments:
TBA Sale Commitments	$(35,537,251)	$--	$(35,537,251)	$--
Total Other Financial Instruments:	$(35,537,251)	$--	$(35,537,251)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$89,339	$0
Total Credit Risk	89,339	0
Interest Rate Risk
Futures Contracts(b)	0	(407,183)
Purchased Swaptions(c)	1,669,508	0
Swaps(d)	303,462	(254,256)
Written Swaptions(e)	0	(717,703)
Total Interest Rate Risk	1,972,970	(1,379,142)
Total Value of Derivatives	$2,062,309	$(1,379,142)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Cayman Islands	2.4%
United Kingdom	2.0%
Mexico	2.0%
Netherlands	1.2%
Others (Individually Less Than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,083,888,602)	$1,154,615,760
Fidelity Central Funds (cost $518,669,222)	526,253,035
Total Investment in Securities (cost $1,602,557,824)		$1,680,868,795
Segregated cash with brokers for derivative instruments		323,529
Cash		2
Receivable for investments sold		12,098
Receivable for premium on written options		564,070
Receivable for TBA sale commitments		35,342,730
Receivable for fund shares sold		11,770,822
Interest receivable		6,911,454
Distributions receivable from Fidelity Central Funds		54,106
Receivable for daily variation margin on centrally cleared OTC swaps		22,280
Bi-lateral OTC swaps, at value		89,339
Total assets		1,735,959,225
Liabilities
Payable for investments purchased
Regular delivery	$3,715,471
Delayed delivery	103,384,216
TBA sale commitments, at value	35,537,251
Payable for fund shares redeemed	4,991,224
Accrued management fee	387,767
Payable for daily variation margin on futures contracts	176,852
Written options, at value (premium receivable $564,070)	717,703
Other payables and accrued expenses	811
Total liabilities		148,911,295
Net Assets		$1,587,047,930
Net Assets consist of:
Paid in capital		$1,503,399,498
Total accumulated earnings (loss)		83,648,432
Net Assets		$1,587,047,930
Net Asset Value, offering price and redemption price per share ($1,587,047,930 ÷ 151,159,896 shares)		$10.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$51,470
Interest (including $10,678 from security lending)		15,505,690
Income from Fidelity Central Funds		7,788,141
Total income		23,345,301
Expenses
Management fee	$2,165,497
Independent trustees' fees and expenses	2,284
Commitment fees	1,634
Total expenses before reductions	2,169,415
Expense reductions	(2,729)
Total expenses after reductions		2,166,686
Net investment income (loss)		21,178,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,243,044
Fidelity Central Funds	(255,917)
Futures contracts	(62,700)
Swaps	(70,222)
Written options	6,587
Capital gain distributions from Fidelity Central Funds	1,543,278
Total net realized gain (loss)		7,404,070
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	20,569,162
Fidelity Central Funds	677,313
Futures contracts	(401,157)
Swaps	187,584
Written options	(33,097)
Delayed delivery commitments	(191,333)
Total change in net unrealized appreciation (depreciation)		20,808,472
Net gain (loss)		28,212,542
Net increase (decrease) in net assets resulting from operations		$49,391,157

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,178,615	$35,279,705
Net realized gain (loss)	7,404,070	1,721,142
Change in net unrealized appreciation (depreciation)	20,808,472	74,063,154
Net increase (decrease) in net assets resulting from operations	49,391,157	111,064,001
Distributions to shareholders	(24,357,335)	(35,140,109)
Share transactions
Proceeds from sales of shares	470,594,038	617,290,307
Reinvestment of distributions	24,357,335	35,140,104
Cost of shares redeemed	(277,631,025)	(296,815,641)
Net increase (decrease) in net assets resulting from share transactions	217,320,348	355,614,770
Total increase (decrease) in net assets	242,354,170	431,538,662
Net Assets
Beginning of period	1,344,693,760	913,155,098
End of period	$1,587,047,930	$1,344,693,760
Other Information
Shares
Sold	45,677,357	62,846,985
Issued in reinvestment of distributions	2,362,222	3,556,674
Redeemed	(26,970,084)	(30,153,202)
Net increase (decrease)	21,069,495	36,250,457

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond K6 Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$9.73	$10.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.151	.315	.280	.061
Net realized and unrealized gain (loss)	.183	.610	(.347)	.073
Total from investment operations	.334	.925	(.067)	.134
Distributions from net investment income	(.154)	(.315)	(.261)	(.064)
Distributions from net realized gain	(.020)	–	(.012)	–
Total distributions	(.174)	(.315)	(.273)	(.064)
Net asset value, end of period	$10.50	$10.34	$9.73	$10.07
Total ReturnC,D	3.28%	9.72%	(.66)%	1.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%G
Expenses net of fee waivers, if any	.30%G	.30%	.30%	.30%G
Expenses net of all reductions	.30%G	.30%	.30%	.30%G
Net investment income (loss)	2.95%G	3.20%	2.87%	2.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,587,048	$1,344,694	$913,155	$493,245
Portfolio turnover rateH	129%G	83%	44%	51%I

 A For the period May 25, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Swaps	.01%
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, swap agreements and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,034,997
Gross unrealized depreciation	(8,167,143)
Net unrealized appreciation (depreciation)	$77,867,854
Tax cost	$1,602,384,525

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(99,073)	$141,453
Total Credit Risk	(99,073)	141,453
Interest Rate Risk
Futures Contracts	(62,700)	(401,157)
Purchased Options	(2,492)	87,594
Swaps	28,851	46,131
Written Options	6,587	(33,097)
Total Interest Rate Risk	(29,754)	(300,529)
Totals	$(128,827)	$(159,076)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	439,814,557	303,635,575

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Total Bond K6 Fund	$1,634

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,729.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	.30%	$1,000.00	$1,032.80	$1.52
Hypothetical-C		$1,000.00	$1,023.37	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) and FMR Co., Inc. (FMRC) expect to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FIMM and FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Total Bond K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate, which includes expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TBDK6-SANN-0420
1.9884014.102

Fidelity® Total Bond Fund

Semi-Annual Report

February 29, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	56.2%
AAA	4.3%
AA	0.9%
A	5.1%
BBB	20.0%
BB and Below	12.7%
Not Rated	2.2%
Short-Term Investments and Net Other Assets*	(1.4)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*,**,***
Corporate Bonds	30.8%
U.S. Government and U.S. Government Agency Obligations	56.2%
Asset-Backed Securities	3.2%
CMOs and Other Mortgage Related Securities	4.0%
Municipal Bonds	0.7%
Other Investments	6.5%
Short-Term Investments and Net Other Assets (Liabilities)†	(1.4)%

 * Foreign investments - 13.0%

 ** Futures and Swaps - 3.1%

 *** Written options - (1.7)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.8%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$3,638,000	$3,382,140
3.375% 8/15/26		6,718,000	6,486,280
			9,868,420
Nonconvertible Bonds - 30.8%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20		7,195,000	7,201,932
3% 6/30/22		7,993,000	8,246,520
3.4% 5/15/25		25,177,000	26,860,974
3.6% 2/17/23		26,826,000	28,252,144
3.6% 7/15/25		4,081,000	4,390,528
4.3% 2/15/30		10,373,000	11,882,794
4.45% 4/1/24		1,500,000	1,650,108
4.5% 3/9/48		13,000,000	14,820,980
5.15% 11/15/46		12,000,000	14,887,778
6.2% 3/15/40		7,512,000	10,139,800
6.3% 1/15/38		10,617,000	14,659,105
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		976,000	1,004,304
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		17,295,000	18,246,225
7.5% 10/15/26 (b)		12,845,000	13,487,250
Century Telephone Enterprises, Inc. 6.875% 1/15/28		285,000	316,350
CenturyLink, Inc.:
5.125% 12/15/26 (b)		8,750,000	8,815,625
5.625% 4/1/25		3,040,000	3,169,200
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		1,841,000	1,852,967
Front Range BidCo, Inc.:
4% 3/1/27 (b)(c)		2,850,000	2,768,063
6.125% 3/1/28 (b)(c)		1,595,000	1,573,069
Frontier Communications Corp. 8% 4/1/27 (b)		4,460,000	4,627,250
GTH Finance BV 7.25% 4/26/23 (b)		1,960,000	2,185,086
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	8,500,000	9,433,026
Intelsat Connect Finance SA 9.5% 2/15/23 (b)		2,790,000	1,646,100
Level 3 Financing, Inc.:
5.125% 5/1/23		3,500,000	3,508,750
5.375% 1/15/24		7,175,000	7,157,206
5.375% 5/1/25		1,758,000	1,794,619
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		2,075,000	2,116,500
5% 10/19/25 (b)		660,000	741,675
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,250,000	1,303,125
SFR Group SA:
7.375% 5/1/26 (b)		10,351,000	10,855,094
8.125% 2/1/27 (b)		13,501,000	14,713,120
Sprint Capital Corp. 6.875% 11/15/28		5,720,000	6,812,177
Telecom Italia Capital SA:
6% 9/30/34		1,570,000	1,766,250
6.375% 11/15/33		885,000	1,025,874
Telecom Italia SpA 5.303% 5/30/24 (b)		8,625,000	9,207,188
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		625,000	655,148
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		7,200,000	7,596,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		625,000	657,422
Verizon Communications, Inc.:
4.862% 8/21/46		10,531,000	14,013,188
5.012% 4/15/49		5,836,000	8,063,122
5.5% 3/16/47		22,998,000	33,673,617
			337,777,253
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43		6,238,000	7,688,301
5.95% 4/1/41		4,363,000	6,354,984
Netflix, Inc.:
4.875% 4/15/28		2,525,000	2,658,093
4.875% 6/15/30 (b)		1,275,000	1,343,595
5.375% 11/15/29 (b)		2,120,000	2,304,864
5.875% 11/15/28		3,270,000	3,676,461
6.375% 5/15/29		1,015,000	1,162,277
			25,188,575
Interactive Media & Services - 0.0%
Match Group, Inc. 4.125% 8/1/30 (b)		1,245,000	1,219,727
Media - 1.6%
Altice Financing SA:
5% 1/15/28 (b)		6,655,000	6,454,685
7.5% 5/15/26 (b)		14,513,000	15,311,215
Altice Finco SA 7.625% 2/15/25 (b)		5,099,000	5,309,334
Cablevision SA 6.5% 6/15/21 (b)		645,000	628,875
Cablevision Systems Corp. 5.875% 9/15/22		1,988,000	2,087,698
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		4,074,000	4,114,740
4.5% 8/15/30 (b)		3,170,000	3,205,663
5% 2/1/28 (b)		12,200,000	12,688,000
5.125% 5/1/23 (b)		6,996,000	7,077,853
5.125% 5/1/27 (b)		7,097,000	7,378,751
5.5% 5/1/26 (b)		7,769,000	8,061,114
5.75% 2/15/26 (b)		7,122,000	7,404,743
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,804,022
4.908% 7/23/25		13,008,000	14,574,891
5.375% 5/1/47		32,692,000	37,616,777
6.484% 10/23/45		9,078,000	11,675,036
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,898,211
4.6% 8/15/45		8,807,000	11,219,806
4.65% 7/15/42		7,870,000	9,895,295
6.45% 3/15/37		1,399,000	2,065,893
CSC Holdings LLC:
5.25% 6/1/24		2,729,000	2,947,320
5.375% 7/15/23 (b)		6,090,000	6,238,596
5.5% 5/15/26 (b)		4,409,000	4,564,880
5.5% 4/15/27 (b)		6,077,000	6,396,043
6.75% 11/15/21		5,240,000	5,544,025
7.5% 4/1/28 (b)		3,026,000	3,411,815
7.75% 7/15/25 (b)		9,531,000	10,031,378
DISH DBS Corp.:
5.875% 11/15/24		8,151,000	8,360,725
7.75% 7/1/26		863,000	927,345
Fox Corp.:
3.666% 1/25/22 (b)		2,306,000	2,401,193
4.03% 1/25/24 (b)		4,055,000	4,385,273
4.709% 1/25/29 (b)		5,868,000	6,880,865
5.476% 1/25/39 (b)		5,787,000	7,420,850
5.576% 1/25/49 (b)		3,840,000	5,161,650
Globo Comunicacao e Participacoes SA 4.843% 6/8/25 (b)		694,000	718,290
iHeartCommunications, Inc.:
6.375% 5/1/26		78,393	84,249
8.375% 5/1/27		142,088	154,300
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,451,950
2.125% 10/16/26 (Reg. S)	EUR	8,800,000	9,868,474
2.75% 4/13/23 (Reg. S)	EUR	4,600,000	5,336,771
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		11,150,000	11,177,875
6.875% 2/15/23 (b)		1,509,000	1,516,545
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		3,880,000	3,870,804
4.625% 5/15/23 (b)		6,125,000	6,170,938
4.625% 7/15/24 (b)		5,755,000	5,933,117
5% 8/1/27 (b)		5,281,000	5,525,246
5.375% 4/15/25 (b)		4,109,000	4,215,135
Time Warner Cable, Inc.:
4% 9/1/21		12,918,000	13,276,190
4.5% 9/15/42		20,648,000	21,494,142
5.5% 9/1/41		8,265,000	9,666,763
5.875% 11/15/40		10,540,000	12,604,543
6.55% 5/1/37		29,622,000	38,589,367
7.3% 7/1/38		24,672,000	33,494,497
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		6,201,000	5,606,092
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		2,762,000	2,842,284
VTR Finance BV 6.875% 1/15/24 (b)		3,774,000	3,850,070
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)		3,960,000	4,008,708
6% 1/15/27 (b)		7,071,000	7,451,066
Ziggo BV 5.5% 1/15/27 (b)		7,646,000	7,875,686
			477,927,662
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	6,054,696
Citizens Utilities Co. 7.05% 10/1/46		6,489,000	2,984,940
Comcel Trust 6.875% 2/6/24 (b)		2,564,000	2,621,690
Digicel Group Ltd. 6.75% 3/1/23 (b)		806,000	514,329
Intelsat Jackson Holdings SA:
8.5% 10/15/24 (b)		4,545,000	3,923,835
9.75% 7/15/25 (b)		6,020,000	5,308,888
Millicom International Cellular SA:
6% 3/15/25 (b)		3,373,000	3,456,271
6.625% 10/15/26 (b)		13,781,000	14,745,670
6.625% 10/15/26 (Reg. S)		350,000	374,500
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		525,000	544,950
6.5% 10/13/26 (b)		424,000	483,758
MTS International Funding Ltd. 5% 5/30/23 (b)		349,000	371,685
Neptune Finco Corp. 6.625% 10/15/25 (b)		2,105,000	2,199,767
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		538,000	564,900
Sprint Communications, Inc. 6% 11/15/22		16,756,000	17,972,486
Sprint Corp.:
7.125% 6/15/24		4,315,000	4,901,106
7.875% 9/15/23		17,008,000	19,445,757
T-Mobile U.S.A., Inc. 4.5% 2/1/26		2,583,000	2,617,741
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,258,000	1,270,769
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		200,000	197,000
Ypso Finance BIS SA 6% 2/15/28 (b)		4,445,000	4,268,534
			94,823,272
TOTAL COMMUNICATION SERVICES			936,936,489
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		2,408,000	2,490,625
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	2,543,000	2,670,251
			5,160,876
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.2% 7/13/20		12,869,000	12,911,769
4% 1/15/25		11,521,000	12,190,140
4.2% 3/1/21		16,735,000	17,069,700
4.25% 5/15/23		3,453,000	3,643,702
4.375% 9/25/21		30,556,000	31,583,739
RCI Banque SA 1.125% 1/15/27 (Reg. S)	EUR	3,780,000	4,067,940
			81,466,990
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		1,975,000	2,085,477
Frontdoor, Inc. 6.75% 8/15/26 (b)		2,244,000	2,455,620
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		9,275,000	9,535,859
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,901,945
Laureate Education, Inc. 8.25% 5/1/25 (b)		6,345,000	6,726,525
Service Corp. International 5.125% 6/1/29		2,220,000	2,400,375
			29,105,801
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,870,000	1,871,777
4.375% 1/15/28 (b)		4,880,000	4,855,600
5% 10/15/25 (b)		3,361,000	3,376,393
Aramark Services, Inc. 4.75% 6/1/26		4,603,000	4,764,105
Caesars Resort Collection LLC 5.25% 10/15/25 (b)		10,264,000	10,079,453
Eldorado Resorts, Inc.:
6% 4/1/25		4,324,000	4,518,580
6% 9/15/26		615,000	667,275
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		9,360,000	9,991,800
Golden Nugget, Inc. 6.75% 10/15/24 (b)		8,330,000	8,181,726
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24		4,638,000	4,653,445
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		1,644,000	1,650,165
4.875% 4/1/27		975,000	996,938
Marriott Ownership Resorts, Inc. 4.75% 1/15/28 (b)		1,395,000	1,395,000
MCE Finance Ltd. 4.875% 6/6/25 (b)		7,973,000	8,012,767
NagaCorp Ltd. 9.375% 5/21/21 (b)		1,000,000	1,043,125
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		4,000,000	4,140,000
Scientific Games Corp. 5% 10/15/25 (b)		3,249,000	3,259,153
Stars Group Holdings BV 7% 7/15/26 (b)		12,960,000	13,932,000
Station Casinos LLC 5% 10/1/25 (b)		2,733,000	2,746,665
Studio City Co. Ltd. 7.25% 11/30/21 (b)		956,000	968,548
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		618,000	605,640
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,143,287	1,350,377
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		3,470,000	3,615,063
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		3,284,000	3,404,211
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		3,013,000	2,900,013
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		5,990,000	5,978,260
5.5% 10/1/27 (b)		4,970,000	5,016,594
			113,974,673
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (b)		505,000	515,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.3313% 7/15/21 (b)(d)(e)		898,000	895,082
5.125% 7/15/23 (b)		2,774,000	2,801,740
7% 7/15/24 (b)		2,995,000	3,023,093
			7,235,015
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		7,080,000	7,284,783
3% 11/19/24		16,110,000	16,897,128
Mattel, Inc. 6.75% 12/31/25 (b)		2,592,000	2,724,062
			26,905,973
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	4,985,000	7,245,425
Marks & Spencer PLC 3.25% 7/10/27 (Reg. S)	GBP	3,650,000	4,744,974
			11,990,399
Specialty Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (b)		750,000	717,900
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(f)		425,000	52,858
The William Carter Co. 5.625% 3/15/27 (b)		2,460,000	2,617,256
			2,670,114
TOTAL CONSUMER DISCRETIONARY			279,227,741
CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	27,035,341
4.9% 2/1/46		28,689,000	35,159,496
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		17,929,000	21,673,310
5.45% 1/23/39		18,170,000	23,666,788
5.55% 1/23/49		34,229,000	46,367,928
5.8% 1/23/59 (Reg. S)		36,395,000	51,416,519
Central American Bottling Corp. 5.75% 1/31/27 (b)		188,000	198,164
Constellation Brands, Inc. 4.25% 5/1/23		3,316,000	3,549,787
			209,067,333
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (b)		145,000	145,181
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,010,000	3,055,451
ESAL GmbH 6.25% 2/5/23 (b)		268,000	269,008
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		6,403,000	6,568,824
			10,038,464
Food Products - 0.3%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		1,647,000	1,638,765
Conagra Brands, Inc. 3.8% 10/22/21		3,969,000	4,125,731
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,316,950
JBS Investments II GmbH 7% 1/15/26 (b)		1,192,000	1,272,460
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		13,055,000	13,365,056
5.875% 7/15/24 (b)		23,400,000	23,809,968
6.75% 2/15/28 (b)		1,480,000	1,604,764
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		4,445,000	4,690,853
6.5% 4/15/29 (b)		9,180,000	9,957,546
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,367,000	1,422,815
4.875% 11/1/26 (b)		991,000	1,028,212
MHP SA 7.75% 5/10/24 (b)		800,000	840,000
Post Holdings, Inc.:
4.625% 4/15/30 (b)		640,000	630,778
5% 8/15/26 (b)		6,204,000	6,328,080
5.625% 1/15/28 (b)		1,905,000	1,991,125
5.75% 3/1/27 (b)		1,714,000	1,783,666
			75,806,769
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,223,000	1,260,705
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22		6,099,000	6,265,960
3.875% 9/16/46		28,850,000	28,070,278
4% 1/31/24		4,082,000	4,414,528
4.25% 8/9/42		17,795,000	18,118,277
4.5% 5/2/43		11,887,000	12,373,398
4.8% 2/14/29		17,974,000	20,562,150
5.375% 1/31/44		21,453,000	25,186,674
5.95% 2/14/49		14,275,000	18,123,730
BAT International Finance PLC 3.95% 6/15/25 (b)		3,070,000	3,325,129
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		12,741,000	12,793,820
3.5% 7/26/26 (b)		12,260,000	12,868,129
3.75% 7/21/22 (b)		12,933,000	13,513,672
4.25% 7/21/25 (b)		11,765,000	12,787,484
Reynolds American, Inc.:
3.25% 6/12/20		2,086,000	2,093,764
4% 6/12/22		7,254,000	7,618,601
4.45% 6/12/25		19,449,000	21,473,629
5.7% 8/15/35		2,699,000	3,223,129
5.85% 8/15/45		22,737,000	27,197,833
6.15% 9/15/43		2,874,000	3,467,046
7.25% 6/15/37		3,221,000	4,269,049
			257,746,280
TOTAL CONSUMER STAPLES			553,919,551
ENERGY - 5.7%
Energy Equipment & Services - 0.2%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		1,475,000	1,512,797
Borets Finance DAC 6.5% 4/7/22 (b)		676,000	700,083
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		12,030,000	12,535,561
6.5% 4/1/20		470,000	471,624
Halliburton Co.:
3.8% 11/15/25		6,237,000	6,840,604
4.85% 11/15/35		5,447,000	6,288,616
Jonah Energy LLC 7.25% 10/15/25 (b)		4,725,000	1,134,000
Nabors Industries, Inc. 5.75% 2/1/25		1,880,000	1,348,900
Noble Holding International Ltd.:
5.25% 3/15/42		1,204,000	313,040
7.875% 2/1/26 (b)		1,230,000	757,988
7.95% 4/1/25 (d)		4,823,000	1,816,679
8.95% 4/1/45 (d)		4,655,000	1,629,250
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		781,000	928,414
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,285,000	1,100,281
5.75% 4/15/25		6,817,000	5,044,580
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,182,000	1,355,237
7.625% 11/7/24 (b)		615,000	706,481
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		645,000	654,804
U.S.A. Compression Partners LP:
6.875% 4/1/26		3,685,000	3,565,606
6.875% 9/1/27		1,210,000	1,172,248
Valaris PLC:
4.5% 10/1/24		4,029,000	1,692,180
5.2% 3/15/25		8,288,000	3,190,880
5.75% 10/1/44		4,970,000	1,518,981
Weatherford International Ltd. 11% 12/1/24 (b)		2,989,000	2,858,680
			59,137,514
Oil, Gas & Consumable Fuels - 5.5%
Amerada Hess Corp.:
7.125% 3/15/33		3,656,000	4,634,757
7.3% 8/15/31		4,354,000	5,570,463
California Resources Corp. 8% 12/15/22 (b)		10,120,000	2,327,600
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	17,304,205
5.85% 2/1/35		6,942,000	8,938,439
Cenovus Energy, Inc. 4.25% 4/15/27		22,916,000	24,565,080
Cheniere Energy Partners LP:
5.25% 10/1/25		19,337,000	19,385,729
5.625% 10/1/26		1,507,000	1,514,535
Chesapeake Energy Corp.:
7% 10/1/24		3,630,000	1,270,500
8% 1/15/25		5,431,000	1,629,300
8% 6/15/27		10,099,000	3,029,700
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,747,000	5,976,880
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		7,765,000	7,765,000
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		9,868,000	9,893,167
4.5% 6/1/25		2,999,000	3,342,901
Comstock Escrow Corp. 9.75% 8/15/26		9,189,000	7,695,788
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		4,430,000	4,097,529
5.75% 4/1/25		3,855,000	3,768,263
6.25% 4/1/23		8,235,000	7,824,897
CVR Energy, Inc. 5.25% 2/15/25 (b)		4,820,000	4,494,650
DCP Midstream LLC:
4.75% 9/30/21 (b)		7,220,000	7,178,124
5.85% 5/21/43 (b)(d)		16,107,000	14,496,300
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,508,142
5.125% 5/15/29		5,000,000	4,912,500
5.375% 7/15/25		5,606,000	5,872,397
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		5,405,000	3,029,503
9% 5/15/21 (b)		4,001,000	3,500,875
9.25% 3/31/22 (b)		7,229,000	5,783,200
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		6,387,087	6,199,466
Duke Energy Field Services 6.45% 11/3/36 (b)		8,754,000	8,950,965
EG Global Finance PLC:
6.75% 2/7/25 (b)		4,525,000	4,423,188
8.5% 10/30/25 (b)		7,885,000	8,119,185
El Paso Corp. 6.5% 9/15/20		10,282,000	10,541,335
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		5,762,000	6,123,926
Enable Midstream Partners LP 3.9% 5/15/24 (d)		2,707,000	2,770,125
Enbridge Energy Partners LP 4.2% 9/15/21		8,493,000	8,742,932
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,633,720
4.25% 12/1/26		4,925,000	5,493,053
Energy Transfer Partners LP:
3.75% 5/15/30		8,703,000	8,820,014
4.2% 9/15/23		3,683,000	3,945,056
4.25% 3/15/23		3,594,000	3,806,253
4.5% 4/15/24		4,042,000	4,379,019
4.95% 6/15/28		12,566,000	13,847,469
5% 5/15/50		19,455,000	19,720,889
5.25% 4/15/29		6,576,000	7,385,302
5.8% 6/15/38		7,006,000	7,825,114
6% 6/15/48		4,563,000	5,124,797
6.25% 4/15/49		4,516,000	5,204,919
Enterprise Products Operating LP 3.75% 2/15/25		6,359,000	6,924,331
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(f)		2,976,000	1,755,840
EQT Corp.:
3.9% 10/1/27		2,465,000	1,608,413
6.125% 2/1/25		2,337,000	1,777,055
Frontera Energy Corp. 9.7% 6/25/23 (b)		1,638,000	1,695,330
GeoPark Ltd. 6.5% 9/21/24 (b)		1,200,000	1,203,188
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,134,000	1,179,359
Global Partners LP/GLP Finance Corp.:
7% 6/15/23		6,352,000	6,518,740
7% 8/1/27		3,700,000	3,826,929
Hess Corp.:
4.3% 4/1/27		3,221,000	3,396,157
5.6% 2/15/41		5,395,000	5,831,575
5.8% 4/1/47		15,757,000	17,451,071
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		8,157,000	8,136,771
Hess Midstream Partners LP 5.125% 6/15/28 (b)		2,040,000	1,989,000
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)		3,964,000	3,131,560
Holly Energy Partners LP/Holly Finance Corp. 5% 2/1/28 (b)		5,115,000	5,146,969
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		3,261,000	3,235,140
KazMunaiGaz National Co. 4.75% 4/24/25 (b)		313,000	341,953
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	6,984,742
3.5% 3/1/21		7,224,000	7,310,004
5.5% 3/1/44		27,364,000	32,708,374
6.55% 9/15/40		1,203,000	1,557,341
Kinder Morgan, Inc.:
5% 2/15/21 (b)		6,757,000	6,935,464
5.05% 2/15/46		3,092,000	3,515,511
5.55% 6/1/45		7,786,000	9,264,290
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		2,840,000	2,769,000
Marathon Petroleum Corp. 5.125% 3/1/21		6,484,000	6,668,336
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		640,000	662,600
MEG Energy Corp.:
7% 3/31/24 (b)		2,211,000	2,094,923
7.125% 2/1/27 (b)		4,720,000	4,452,234
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (d)(e)		5,829,000	5,845,744
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (d)(e)		8,773,000	8,805,152
4.5% 7/15/23		6,299,000	6,801,751
4.8% 2/15/29		3,672,000	4,114,294
4.875% 12/1/24		8,532,000	9,463,762
5.5% 2/15/49		11,018,000	12,375,768
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (b)		450,000	469,913
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		1,570,000	1,635,939
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		7,356,000	3,323,993
Occidental Petroleum Corp.:
2.6% 8/13/21		5,678,000	5,750,354
2.7% 8/15/22		5,018,000	5,113,400
2.9% 8/15/24		16,582,000	16,806,134
3.2% 8/15/26		2,231,000	2,271,475
3.5% 8/15/29		7,032,000	7,095,248
4.3% 8/15/39		1,024,000	983,183
4.4% 8/15/49		1,024,000	974,242
4.5% 7/15/44		30,708,000	29,321,601
4.85% 3/15/21		4,287,000	4,399,245
5.55% 3/15/26		14,762,000	16,677,550
6.45% 9/15/36		16,266,000	19,215,473
6.6% 3/15/46		18,160,000	22,046,168
7.5% 5/1/31		21,425,000	27,222,385
Pampa Holding SA 7.375% 7/21/23 (b)		1,133,000	993,145
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		456,000	451,440
5.375% 1/15/25 (b)		7,010,000	7,010,140
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		4,743,000	4,858,255
Pemex Project Funding Master Trust:
6.625% 6/15/35		4,853,000	4,855,427
8.625% 2/1/22		650,000	710,125
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		101,718,000	108,711,113
5.999% 1/27/28		793,000	898,469
6.25% 3/17/24		2,085,000	2,359,295
6.9% 3/19/49		475,000	568,813
7.25% 3/17/44		28,700,000	35,393,738
8.75% 5/23/26		3,354,000	4,301,505
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,800,000	2,165,940
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		621,100	63,663
6% 5/16/24 (b)(f)		3,207,669	325,578
6% 11/15/26 (b)(f)		2,790,167	283,202
12.75% 2/17/22 (b)(f)		172,000	17,630
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.5384% 3/11/22 (d)(e)		890,000	919,828
2.5% 11/24/22 (Reg. S)	EUR	454,000	517,231
2.75% 4/21/27 (Reg. S)	EUR	2,345,000	2,375,999
3.5% 1/30/23		1,850,000	1,850,000
3.625% 11/24/25 (Reg. S)	EUR	1,421,000	1,595,185
3.75% 2/21/24 (Reg. S)	EUR	8,001,000	9,285,380
4.5% 1/23/26		22,915,000	22,536,903
4.875% 1/18/24		6,441,000	6,692,199
5.375% 3/13/22		200,000	207,000
5.95% 1/28/31 (b)		59,072,000	57,353,005
6.35% 2/12/48		43,373,000	40,150,386
6.49% 1/23/27 (b)		36,590,000	38,328,025
6.5% 3/13/27		58,538,000	61,245,383
6.5% 6/2/41		1,270,000	1,228,725
6.75% 9/21/47		35,208,000	33,714,741
6.84% 1/23/30 (b)		80,806,000	84,442,270
6.95% 1/28/60 (b)		23,467,000	22,622,188
7.69% 1/23/50 (b)		50,920,000	53,160,480
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,839,194
3.6% 11/1/24		4,912,000	5,090,140
3.65% 6/1/22		4,550,000	4,677,498
PT Adaro Indonesia 4.25% 10/31/24 (b)		2,415,000	2,341,934
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		7,228,000	7,716,825
Sanchez Energy Corp. 7.25% 2/15/23 (b)(f)		7,883,000	4,335,650
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		3,890,000	4,129,478
4.25% 4/16/39 (b)		3,660,000	4,035,150
4.375% 4/16/49 (b)		3,480,000	3,925,331
Southwestern Energy Co. 6.2% 1/23/25 (d)		21,859,000	16,175,660
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		32,027,000	33,952,641
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		3,130,000	3,120,673
5.5% 2/15/26		2,245,000	2,278,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		5,050,000	5,002,025
5.125% 2/1/25		6,329,000	6,352,860
5.875% 4/15/26		3,705,000	3,816,521
6.75% 3/15/24		2,816,000	2,868,856
The Williams Companies, Inc.:
4.55% 6/24/24		21,661,000	23,732,162
5.75% 6/24/44		12,223,000	14,486,517
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,363,000	1,178,995
Tullow Oil PLC:
6.25% 4/15/22 (b)		4,705,000	3,387,600
6.25% 4/15/22 (Reg. S)		1,470,000	1,058,400
Viper Energy Partners LP 5.375% 11/1/27 (b)		6,915,000	7,027,715
Western Gas Partners LP:
3.95% 6/1/25		3,216,000	3,263,702
4.65% 7/1/26		5,039,000	5,289,197
4.75% 8/15/28		3,701,000	3,791,101
Williams Partners LP:
3.6% 3/15/22		6,891,000	7,111,266
3.9% 1/15/25		16,989,000	18,254,102
4% 11/15/21		6,456,000	6,684,954
4% 9/15/25		1,911,000	2,068,781
4.125% 11/15/20		1,528,000	1,543,593
4.3% 3/4/24		26,077,000	28,232,863
4.5% 11/15/23		4,667,000	5,063,647
YPF SA:
8.5% 3/23/21 (b)		1,955,000	1,898,488
8.5% 3/23/21 (Reg. S)		4,650,000	4,515,586
8.5% 6/27/29 (b)		625,000	514,551
8.75% 4/4/24 (b)		6,629,000	6,048,963
			1,588,156,050
TOTAL ENERGY			1,647,293,564
FINANCIALS - 10.5%
Banks - 3.8%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (d)		3,200,000	3,374,790
AIB Group PLC 1.875% 11/19/29 (Reg. S) (d)	EUR	2,400,000	2,656,501
Akbank TAS 7.2% 3/16/27 (b)(d)		1,282,000	1,232,723
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(d)		600,000	610,313
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (d)	EUR	1,350,000	1,353,741
Banco de Bogota SA 6.25% 5/12/26 (b)		275,000	308,000
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		332,000	348,808
Banco Do Brasil SA:
4.625% 1/15/25 (b)		503,000	532,551
4.875% 4/19/23 (b)		298,000	315,135
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (f)	EUR	1,300,000	243,973
Banco Macro SA 6.75% 11/4/26 (b)(d)		2,335,000	1,961,400
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (d)	EUR	3,900,000	4,481,238
3.125% 9/19/27 (Reg. S) (d)	GBP	2,600,000	3,402,629
Bank of America Corp.:
3.004% 12/20/23 (d)		32,898,000	34,090,942
3.3% 1/11/23		574,000	600,118
3.419% 12/20/28 (d)		14,844,000	16,039,306
3.5% 4/19/26		13,098,000	14,307,257
3.705% 4/24/28 (d)		20,736,000	22,700,758
3.864% 7/23/24 (d)		43,427,000	46,464,381
3.95% 4/21/25		10,930,000	11,929,715
4.1% 7/24/23		7,314,000	7,920,387
4.2% 8/26/24		25,822,000	28,346,478
4.25% 10/22/26		9,380,000	10,472,106
4.45% 3/3/26		4,916,000	5,548,964
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		865,000	809,045
Barclays PLC:
2% 2/7/28 (Reg. S) (d)	EUR	2,350,000	2,627,152
2.625% 11/11/25 (Reg. S) (d)	EUR	4,350,000	4,857,321
3.25% 1/12/21		13,452,000	13,641,673
3.932% 5/7/25 (d)		5,127,000	5,452,778
4.375% 1/12/26		15,982,000	17,635,338
5.088% 6/20/30 (d)		26,155,000	29,697,256
BBVA Bancomer SA 7.25% 4/22/20 (b)		595,000	598,719
Biz Finance PLC 9.625% 4/27/22 (b)		1,451,250	1,521,997
BTA Bank JSC 5.5% 12/21/22 (b)		1,325,389	1,333,672
Capital One NA 2.15% 9/6/22		14,297,000	14,440,402
CBOM Finance PLC:
4.7% 1/29/25 (b)		345,000	340,688
5.55% 2/14/23 (b)		608,000	623,200
Citigroup, Inc.:
2.75% 4/25/22		15,927,000	16,291,060
3.142% 1/24/23 (d)		14,530,000	14,895,657
3.352% 4/24/25 (d)		17,534,000	18,564,386
4.05% 7/30/22		3,378,000	3,564,713
4.3% 11/20/26		7,797,000	8,632,027
4.4% 6/10/25		31,901,000	35,500,068
4.45% 9/29/27		19,254,000	21,760,457
5.5% 9/13/25		14,874,000	17,415,628
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		10,185,000	10,796,944
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		9,644,000	10,253,002
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		12,394,000	12,400,569
3.75% 3/26/25		12,391,000	13,395,727
3.8% 9/15/22		19,558,000	20,582,858
3.8% 6/9/23		23,347,000	24,807,772
CYBG PLC 3.125% 6/22/25 (Reg. S) (d)	GBP	1,489,000	1,941,347
Danske Bank A/S:
0.5% 8/27/25 (Reg. S) (d)	EUR	4,290,000	4,694,582
1.375% 5/24/22 (Reg. S)	EUR	2,150,000	2,427,368
2.25% 1/14/28 (Reg. S) (d)	GBP	3,450,000	4,472,668
5% 1/12/22 (b)		5,210,000	5,518,267
5.375% 1/12/24 (Reg. S)		6,050,000	6,780,947
Development Bank of Mongolia 7.25% 10/23/23 (b)		436,000	463,386
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		500,000	528,125
Discover Bank:
4.2% 8/8/23		11,373,000	12,226,518
7% 4/15/20		1,293,000	1,301,090
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		310,000	346,134
Fidelity Bank PLC 10.5% 10/16/22 (b)		641,000	714,314
Fifth Third Bancorp 8.25% 3/1/38		2,973,000	4,959,021
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		2,363,000	2,498,873
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (b)		670,000	700,150
HSBC Holdings PLC 4.25% 3/14/24		3,945,000	4,240,883
Huntington Bancshares, Inc. 7% 12/15/20		1,816,000	1,889,111
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		4,094,000	4,310,517
5.71% 1/15/26 (b)		27,047,000	29,419,153
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		640,000	666,000
6.2% 12/21/21 (Reg. S)		624,000	655,980
JPMorgan Chase & Co.:
2.95% 10/1/26		11,773,000	12,480,918
3.25% 9/23/22		11,737,000	12,228,379
3.797% 7/23/24 (d)		44,260,000	47,310,587
3.875% 9/10/24		22,801,000	24,694,682
4.125% 12/15/26		20,651,000	23,235,807
4.25% 10/15/20		4,456,000	4,528,324
4.452% 12/5/29 (d)		40,200,000	46,872,209
4.5% 1/24/22		14,045,000	14,800,292
4.625% 5/10/21		4,382,000	4,543,561
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	1,250,000	1,402,486
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (d)	EUR	9,184,000	10,579,081
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		684,250	713,544
Rabobank Nederland 4.375% 8/4/25		16,524,000	18,347,724
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		15,141,000	17,309,047
5.125% 5/28/24		44,276,000	48,470,816
6% 12/19/23		62,524,000	70,101,668
6.1% 6/10/23		26,301,000	29,099,974
6.125% 12/15/22		27,112,000	29,577,046
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		1,330,000	1,305,894
TBC Bank JSC 5.75% 6/19/24 (b)		340,000	355,406
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,831,000	1,846,564
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(d)		1,355,000	1,247,870
6.25% 4/20/21 (Reg. S)		2,600,000	2,647,125
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		645,000	644,194
5.5% 4/21/22 (b)		901,000	899,874
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		965,000	937,256
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		3,747,000	3,689,624
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (d)	EUR	5,050,000	5,579,675
6.572% 1/14/22 (b)		23,534,000	25,276,367
Westpac Banking Corp. 4.11% 7/24/34 (d)		13,519,000	14,797,803
			1,107,960,554
Capital Markets - 3.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	14,466,952
4.25% 2/15/24		9,340,000	10,148,067
Ares Capital Corp. 4.2% 6/10/24		31,505,000	33,457,494
Credit Suisse Group AG:
2.593% 9/11/25 (b)(d)		38,976,000	39,791,877
3.869% 1/12/29 (b)(d)		11,793,000	12,817,948
4.207% 6/12/24 (b)(d)		18,061,000	19,386,682
5.75% 9/18/25 (Reg. S) (d)	EUR	3,925,000	4,449,562
6.5% 8/8/23 (Reg. S)		10,235,000	11,442,280
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	14,900,000	16,661,520
1.625% 1/20/27 (Reg. S)	EUR	5,100,000	5,671,144
4.5% 4/1/25		51,329,000	51,145,467
Deutsche Bank AG New York Branch:
3.15% 1/22/21		18,290,000	18,455,852
3.3% 11/16/22		30,321,000	31,121,132
5% 2/14/22		29,755,000	31,313,317
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)		64,328,000	65,601,653
3.2% 2/23/23		10,830,000	11,325,056
3.691% 6/5/28 (d)		128,004,000	139,938,724
3.75% 5/22/25		12,741,000	13,789,391
4.25% 10/21/25		5,020,000	5,483,315
6.75% 10/1/37		6,976,000	9,995,810
Intercontinental Exchange, Inc. 2.75% 12/1/20		4,134,000	4,170,521
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	780,000	1,071,931
Moody's Corp.:
3.25% 1/15/28		7,339,000	7,991,107
4.875% 2/15/24		6,892,000	7,670,886
Morgan Stanley:
3.125% 1/23/23		8,282,000	8,641,641
3.125% 7/27/26		69,344,000	73,902,702
3.7% 10/23/24		23,877,000	25,963,648
3.737% 4/24/24 (d)		79,634,000	84,575,276
3.95% 4/23/27		2,007,000	2,209,458
4.431% 1/23/30 (d)		14,132,000	16,412,114
4.875% 11/1/22		16,717,000	18,089,008
5% 11/24/25		27,517,000	31,752,514
5.75% 1/25/21		12,664,000	13,115,958
MSCI, Inc. 4.75% 8/1/26 (b)		2,641,000	2,742,573
UBS AG 4.75% 2/12/26 (Reg. S) (d)	EUR	13,533,000	15,516,430
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		12,029,000	13,406,695
			873,695,705
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		22,114,000	22,526,939
3.5% 5/26/22		4,764,000	4,897,963
4.125% 7/3/23		13,016,000	13,838,300
4.45% 12/16/21		9,385,000	9,778,498
4.45% 4/3/26		10,546,000	11,526,035
4.875% 1/16/24		16,603,000	18,066,948
Ally Financial, Inc.:
3.875% 5/21/24		2,530,000	2,652,376
4.625% 3/30/25		2,128,000	2,319,328
5.75% 11/20/25		15,011,000	16,942,165
8% 11/1/31		2,458,000	3,402,708
Capital One Financial Corp. 3.8% 1/31/28		20,732,000	22,623,000
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		855,000	966,150
Discover Financial Services:
3.85% 11/21/22		22,201,000	23,478,722
3.95% 11/6/24		9,389,000	10,173,806
4.1% 2/9/27		15,432,000	16,854,925
4.5% 1/30/26		15,184,000	16,907,488
5.2% 4/27/22		7,992,000	8,607,501
Ford Motor Credit Co. LLC:
3.087% 1/9/23		2,770,000	2,777,291
4.063% 11/1/24		77,591,000	79,065,143
4.535% 3/6/25	GBP	1,000,000	1,356,015
5.085% 1/7/21		9,629,000	9,879,213
5.584% 3/18/24		29,686,000	31,762,580
5.596% 1/7/22		19,922,000	21,020,134
Navient Corp.:
5.5% 1/25/23		5,602,000	5,728,045
5.875% 10/25/24		475,000	486,885
6.125% 3/25/24		1,297,000	1,339,153
6.5% 6/15/22		7,023,000	7,321,478
6.625% 7/26/21		4,025,000	4,143,818
7.25% 1/25/22		2,491,000	2,621,778
7.25% 9/25/23		3,210,000	3,450,750
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)		580,000	581,485
Springleaf Finance Corp.:
6.875% 3/15/25		5,415,000	5,956,500
7.125% 3/15/26		1,390,000	1,542,900
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,700,044
3.75% 8/15/21		4,720,000	4,842,535
3.95% 12/1/27		24,512,000	26,304,321
4.25% 8/15/24		4,751,000	5,107,705
4.375% 3/19/24		7,611,000	8,202,129
5.15% 3/19/29		29,391,000	34,269,050
			469,021,804
Diversified Financial Services - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		7,800,000	7,586,719
AXA Equitable Holdings, Inc. 3.9% 4/20/23		3,251,000	3,456,897
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	17,097,644
3.85% 2/1/25		9,126,000	9,878,193
3.875% 8/15/22		13,396,000	14,087,551
4.125% 6/15/26		15,162,000	16,810,621
4.125% 5/15/29		18,497,000	20,653,593
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,452,000	2,042,823
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (b)		5,425,000	5,533,500
6.25% 5/15/26		3,650,000	3,741,652
6.375% 12/15/25		4,491,000	4,636,958
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		6,780,000	6,306,892
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		22,337,000	24,562,487
Pine Street Trust I:
4.572% 2/15/29 (b)		19,248,000	21,807,391
5.568% 2/15/49 (b)		19,200,000	23,963,130
Sparc Em Spc 0% 12/5/22 (b)		129,995	124,146
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		365,000	330,601
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	9,301,937
			191,922,735
Insurance - 1.3%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		6,620,000	6,603,582
American International Group, Inc.:
3.3% 3/1/21		6,125,000	6,213,398
3.875% 1/15/35		12,130,000	13,839,331
4.875% 6/1/22		11,590,000	12,350,057
AmWINS Group, Inc. 7.75% 7/1/26 (b)		6,280,000	6,519,456
Aon Corp. 5% 9/30/20		2,455,000	2,501,520
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		3,598,000	3,725,729
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	9,479,063
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	14,855,213
4.75% 3/15/39		5,849,000	7,567,248
4.8% 7/15/21		4,517,000	4,689,123
4.9% 3/15/49		11,640,000	15,606,645
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		23,203,000	24,883,704
MetLife, Inc. 3.048% 12/15/22 (d)		7,921,000	8,259,107
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.08% 5/28/21 (b)(d)(e)		97,491,000	97,683,910
3% 1/10/23 (b)		5,030,000	5,266,934
Pacific LifeCorp 5.125% 1/30/43 (b)		21,516,000	28,250,185
Pricoa Global Funding I 5.375% 5/15/45 (d)		11,144,000	12,167,911
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		7,600,000	8,599,400
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		11,520,000	15,207,948
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	4,293,529
Unum Group:
3.875% 11/5/25		13,752,000	15,047,594
4% 3/15/24		12,741,000	13,815,773
4% 6/15/29		15,636,000	17,300,599
5.625% 9/15/20		5,342,000	5,454,436
5.75% 8/15/42		16,274,000	19,805,399
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		6,765,000	6,733,746
			386,720,540
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,226,000	1,250,520
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 3.622% 4/26/23 (b)(d)		5,100,000	5,300,828
Quicken Loans, Inc. 5.25% 1/15/28 (b)		6,365,000	6,585,866
			11,886,694
TOTAL FINANCIALS			3,042,458,552
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (b)		2,379,000	2,422,893
4.625% 2/1/28 (b)		443,000	459,484
Teleflex, Inc. 4.875% 6/1/26		4,444,000	4,632,870
			7,515,247
Health Care Providers & Services - 1.7%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,311,382
Anthem, Inc. 3.3% 1/15/23		4,104,000	4,289,624
Centene Corp.:
3.375% 2/15/30 (b)		14,530,000	14,530,000
4.25% 12/15/27 (b)		17,210,000	17,705,648
4.625% 12/15/29 (b)		24,065,000	25,749,550
4.75% 1/15/25 (b)		12,315,000	12,627,185
5.25% 4/1/25 (b)		2,125,000	2,186,094
5.375% 8/15/26 (b)		6,204,000	6,514,200
Cigna Corp.:
3.75% 7/15/23		15,701,000	16,715,052
4.125% 9/15/20 (b)		4,769,000	4,833,841
4.125% 11/15/25		12,150,000	13,517,755
4.375% 10/15/28		19,595,000	22,287,228
4.8% 8/15/38		12,201,000	14,671,930
4.9% 12/15/48		12,189,000	15,122,984
Community Health Systems, Inc.:
6.25% 3/31/23		6,288,000	6,299,821
8% 3/15/26 (b)		9,845,000	10,166,932
8.625% 1/15/24 (b)		8,598,000	8,983,018
CVS Health Corp.:
3% 8/15/26		2,303,000	2,413,784
3.25% 8/15/29		5,292,000	5,550,946
3.7% 3/9/23		5,734,000	6,060,182
4% 12/5/23		5,431,000	5,826,774
4.1% 3/25/25		48,287,000	52,920,652
4.3% 3/25/28		41,514,000	46,456,372
4.78% 3/25/38		18,481,000	21,795,707
5.05% 3/25/48		27,172,000	33,441,329
HCA Holdings, Inc.:
4.5% 2/15/27		3,357,000	3,712,001
4.75% 5/1/23		379,000	412,003
5% 3/15/24		4,061,000	4,513,943
5.25% 6/15/26		7,307,000	8,357,973
5.875% 2/15/26		2,434,000	2,747,694
Sabra Health Care LP 5.125% 8/15/26		4,710,000	5,236,123
Sabra Health Care LP/Sabra Capital Corp. 3.9% 10/15/29		342,000	362,759
Tenet Healthcare Corp.:
4.625% 7/15/24		3,529,000	3,529,071
4.875% 1/1/26 (b)		2,815,000	2,867,781
5.125% 5/1/25		2,803,000	2,824,023
6.25% 2/1/27 (b)		4,625,000	4,844,688
6.75% 6/15/23		6,838,000	7,316,660
7% 8/1/25		6,888,000	7,077,420
8.125% 4/1/22		19,870,000	21,528,152
Toledo Hospital:
5.325% 11/15/28		6,970,000	8,119,292
6.015% 11/15/48		13,176,000	17,067,820
Vizient, Inc. 6.25% 5/15/27 (b)		375,000	400,313
			472,895,706
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		4,290,000	4,434,788
Life Sciences Tools & Services - 0.0%
Avantor, Inc. 6% 10/1/24 (b)		1,863,000	1,955,368
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)		515,000	518,245
5.5% 4/1/26 (b)		1,805,000	1,897,822
			4,371,435
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22		30,800,000	31,905,660
Bayer AG 2.375% 4/2/75 (Reg. S) (d)	EUR	11,360,000	12,637,687
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		20,106,000	22,380,827
Catalent Pharma Solutions 4.875% 1/15/26 (b)		3,265,000	3,346,625
Elanco Animal Health, Inc.:
4.662% 8/27/21 (d)		3,218,000	3,374,024
5.022% 8/28/23 (d)		10,157,000	10,879,029
5.65% 8/28/28 (d)		4,279,000	4,901,415
Mylan NV:
3.15% 6/15/21		13,528,000	13,743,462
3.95% 6/15/26		7,088,000	7,706,367
4.55% 4/15/28		13,507,000	15,172,417
Perrigo Finance PLC 3.5% 12/15/21		982,000	1,005,631
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	642,374
3.65% 11/10/21		221,000	219,343
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	4,302,492	4,713,353
1.25% 3/31/23 (Reg. S)	EUR	2,100,000	2,121,240
2.2% 7/21/21		2,475,000	2,400,998
2.8% 7/21/23		13,994,000	13,026,035
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		2,322,000	2,390,685
5.875% 5/15/23 (b)		152,000	152,570
7% 3/15/24 (b)		7,310,000	7,526,230
9% 12/15/25 (b)		618,000	688,118
Zoetis, Inc.:
3.25% 2/1/23		3,117,000	3,271,361
3.45% 11/13/20		3,299,000	3,339,438
			167,544,889
TOTAL HEALTH CARE			656,762,065
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		5,811,000	6,337,009
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		6,329,000	6,457,827
Bombardier, Inc.:
6.125% 1/15/23 (b)		10,365,000	10,387,803
7.5% 12/1/24 (b)		3,643,000	3,687,080
7.5% 3/15/25 (b)		1,914,000	1,890,075
7.875% 4/15/27 (b)		2,210,000	2,193,425
BWX Technologies, Inc. 5.375% 7/15/26 (b)		6,413,000	6,713,160
Moog, Inc. 4.25% 12/15/27 (b)		515,000	524,013
Rolls-Royce PLC 3.375% 6/18/26	GBP	6,820,000	9,466,104
TransDigm UK Holdings PLC 6.875% 5/15/26		1,760,000	1,848,000
TransDigm, Inc.:
5.5% 11/15/27 (b)		5,845,000	5,837,986
6.25% 3/15/26 (b)		9,375,000	9,925,800
6.5% 5/15/25		5,288,000	5,458,274
7.5% 3/15/27		700,000	737,660
			71,464,216
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		12,162,000	13,074,150
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		4,093,000	4,328,987
			17,403,137
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)		695,000	657,644
Azul Investments LLP 5.875% 10/26/24 (b)		2,268,000	2,233,980
			2,891,624
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		6,400,000	6,616,000
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		975,000	946,969
			7,562,969
Commercial Services & Supplies - 0.1%
APX Group, Inc. 7.625% 9/1/23		314,000	298,300
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		2,450,000	2,382,625
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,899,000	3,938,068
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		9,159,000	9,044,513
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		5,574,000	5,546,130
Tervita Escrow Corp. 7.625% 12/1/21 (b)		380,000	383,800
			21,593,436
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27		7,722,000	7,978,911
5.875% 10/15/24		4,702,000	5,160,445
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(f)		1,640,000	77,900
7.125% 6/26/42 (b)(f)		2,456,000	123,107
			13,340,363
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		2,730,000	2,873,598
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,994,000	2,298,683
			5,172,281
Industrial Conglomerates - 0.0%
General Electric Co.:
0.375% 5/17/22	EUR	300,000	332,923
1.25% 5/26/23	EUR	600,000	681,828
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		625,000	655,273
			1,670,024
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,377,366
Road & Rail - 0.3%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,860,608
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)		37,550,000	37,511,675
3.625% 5/1/22 (b)		5,364,000	5,490,915
3.95% 7/1/24 (b)		7,125,000	7,412,239
4.375% 5/1/26 (b)		8,768,000	9,335,680
5.25% 5/15/24 (b)		13,457,000	14,692,912
JSC Georgian Railway 7.75% 7/11/22 (b)		347,000	380,833
National Express Group PLC 2.375% 11/20/28 (Reg. S)	GBP	1,420,000	1,857,650
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		978,000	1,012,230
			82,554,742
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,867,167
3% 9/15/23		2,041,000	2,102,593
3.375% 6/1/21		6,685,000	6,825,789
3.75% 2/1/22		16,816,000	17,311,142
3.875% 4/1/21		7,396,000	7,575,587
4.25% 2/1/24		18,355,000	19,786,044
4.25% 9/15/24		7,664,000	8,234,078
4.75% 3/1/20		7,515,000	7,515,000
FLY Leasing Ltd.:
5.25% 10/15/24		10,223,000	10,478,575
6.375% 10/15/21		3,822,000	3,869,775
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	207,000	272,794
4.5% 9/7/23 (Reg. S)	GBP	1,536,000	2,064,409
			90,902,953
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		3,581,375	3,223,238
DP World Ltd. 5.625% 9/25/48 (b)		440,000	493,213
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	3,200,000	4,945,242
			8,661,693
TOTAL INDUSTRIALS			325,594,804
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope Finance LLC:
5.5% 3/1/24 (b)		600,000	608,688
6% 3/1/26 (b)		600,000	615,858
HTA Group Ltd. 9.125% 3/8/22 (b)		1,755,000	1,798,875
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		1,935,000	2,031,750
SSL Robotics LLC 9.75% 12/31/23 (b)		750,000	797,100
			5,852,271
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)		1,529,000	1,574,956
5.45% 6/15/23 (b)		14,700,000	16,179,329
6.02% 6/15/26 (b)		5,064,000	5,930,595
TTM Technologies, Inc. 5.625% 10/1/25 (b)		12,935,000	13,193,700
			36,878,580
IT Services - 0.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		6,795,000	6,828,635
Camelot Finance SA 4.5% 11/1/26 (b)		4,300,000	4,321,070
Gartner, Inc. 5.125% 4/1/25 (b)		850,000	877,710
Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		7,455,000	7,138,163
Tempo Acquisition LLC 6.75% 6/1/25 (b)		4,698,000	4,676,013
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		3,806,000	3,891,635
6.375% 5/15/25		7,170,000	7,331,325
			35,064,551
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		1,347,000	1,384,519
Qorvo, Inc. 5.5% 7/15/26		2,714,000	2,803,562
			4,188,081
Software - 0.3%
Ascend Learning LLC:
6.875% 8/1/25 (b)		565,000	584,306
6.875% 8/1/25 (b)		6,935,000	7,143,050
CDK Global, Inc.:
4.875% 6/1/27		1,159,000	1,193,770
5.25% 5/15/29 (b)		730,000	778,363
5.875% 6/15/26		2,418,000	2,529,953
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		6,506,000	6,676,783
Fair Isaac Corp. 5.25% 5/15/26 (b)		5,794,000	6,416,855
Nortonlifelock, Inc. 5% 4/15/25 (b)		11,289,000	11,460,164
Nuance Communications, Inc. 5.625% 12/15/26		2,663,000	2,809,465
Open Text Corp.:
3.875% 2/15/28 (b)		3,090,000	3,075,168
5.875% 6/1/26 (b)		7,059,000	7,474,069
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		14,974,000	15,816,437
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		9,175,000	9,656,688
			75,615,071
TOTAL INFORMATION TECHNOLOGY			157,598,554
MATERIALS - 0.7%
Chemicals - 0.2%
Braskem Idesa SAPI 7.45% 11/15/29 (b)		1,075,000	1,073,377
CF Industries Holdings, Inc. 5.15% 3/15/34		178,000	199,894
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (b)(d)(e)		13,342,000	13,209,001
6.875% 6/15/25 (b)		637,000	619,801
Element Solutions, Inc. 5.875% 12/1/25 (b)		5,514,000	5,541,680
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	4,273,000	4,999,060
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		6,356,000	6,260,660
OCI NV 6.625% 4/15/23 (b)		6,832,000	7,077,952
OCP SA 6.875% 4/25/44 (b)		275,000	362,227
Olin Corp.:
5.125% 9/15/27		3,663,000	3,691,205
5.625% 8/1/29		4,245,000	4,275,989
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		3,073,000	3,050,913
SABIC Capital II BV 4% 10/10/23 (b)		1,583,000	1,672,440
The Chemours Co. LLC:
5.375% 5/15/27		3,380,000	2,899,026
7% 5/15/25		2,595,000	2,419,838
Valvoline, Inc.:
4.25% 2/15/30 (b)		1,205,000	1,188,431
4.375% 8/15/25		2,450,000	2,523,500
5.5% 7/15/24		1,790,000	1,864,285
			62,929,279
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (b)		381,000	386,834
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	1,925,000	2,180,224
7.75% 4/16/26 (b)		604,000	638,428
			3,205,486
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)		3,500,000	3,557,050
6% 2/15/25 (b)		14,798,000	15,426,915
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		2,332,000	2,404,875
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		3,408,000	3,507,871
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		10,673,000	10,379,706
7.875% 7/15/26 (b)		2,935,000	2,979,025
OI European Group BV 4% 3/15/23 (b)		3,440,000	3,478,700
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		2,504,000	2,627,397
Silgan Holdings, Inc. 4.75% 3/15/25		1,876,000	1,897,893
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		6,690,000	6,932,526
8.5% 8/15/27 (b)		945,000	999,734
			54,191,692
Metals & Mining - 0.3%
Allegheny Technologies, Inc. 5.875% 12/1/27		4,080,000	4,090,200
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(d)		4,471,000	4,560,420
6.75% 10/19/75 (b)(d)		11,105,000	12,909,563
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		795,000	819,624
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		5,273,000	5,638,814
4.5% 8/1/47 (b)		4,170,000	4,779,863
CSN Islands XI Corp. 6.75% 1/28/28 (b)		345,000	311,466
CSN Resources SA 7.625% 2/13/23 (b)		5,285,000	5,285,000
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		2,201,000	2,066,365
7.25% 5/15/22 (b)		1,414,000	1,388,195
7.25% 4/1/23 (b)		11,557,000	11,094,720
7.5% 4/1/25 (b)		695,000	660,250
Freeport-McMoRan, Inc.:
3.55% 3/1/22		3,294,000	3,323,317
3.875% 3/15/23		1,962,000	1,972,399
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		767,000	776,348
5.125% 5/15/24 (b)		280,000	305,463
Metinvest BV 7.75% 4/23/23 (b)		4,204,000	4,340,630
POSCO:
2.5% 1/17/25 (b)		725,000	733,564
4% 8/1/23 (b)		615,000	657,726
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,778,000	2,783,250
Stillwater Mining Co. 6.125% 6/27/22 (b)		3,687,000	3,765,349
Usiminas International SARL 5.875% 7/18/26 (b)		690,000	687,413
Vedanta Resources PLC:
6.375% 7/30/22 (b)		6,245,000	5,778,577
8.25% 6/7/21 (b)		230,000	227,988
			78,956,504
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (b)		3,335,000	3,392,362
TOTAL MATERIALS			202,675,323
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Campus Communities Operating Partnership LP 3.75% 4/15/23		2,224,000	2,367,014
American Homes 4 Rent LP 4.25% 2/15/28		896,000	988,754
AvalonBay Communities, Inc. 3.625% 10/1/20		3,189,000	3,210,096
Boston Properties, Inc.:
3.85% 2/1/23		3,713,000	3,944,766
4.5% 12/1/28		12,665,000	14,953,035
Camden Property Trust:
2.95% 12/15/22		4,218,000	4,344,206
4.25% 1/15/24		5,855,000	6,376,093
CoreCivic, Inc.:
4.625% 5/1/23		3,895,000	3,903,569
5% 10/15/22		3,180,000	3,245,190
Corporate Office Properties LP 5% 7/1/25		7,885,000	8,811,123
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,390,400
Duke Realty LP:
3.625% 4/15/23		4,005,000	4,243,663
3.75% 12/1/24		3,445,000	3,751,015
3.875% 10/15/22		11,077,000	11,684,722
Equity One, Inc. 3.75% 11/15/22		11,531,000	12,151,217
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,169,000	1,175,815
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		3,243,000	3,629,403
HCP, Inc.:
3.25% 7/15/26		2,056,000	2,218,060
3.5% 7/15/29		2,351,000	2,586,455
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	5,058,068
3.5% 8/1/26		5,039,000	5,460,183
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	31,666,389
iStar Financial, Inc.:
4.25% 8/1/25		860,000	853,550
4.75% 10/1/24		1,085,000	1,107,535
Lexington Corporate Properties Trust 4.4% 6/15/24		2,936,000	3,105,813
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		10,728,000	11,103,480
4.5% 1/15/28		3,959,000	4,057,975
5.625% 5/1/24		3,500,000	3,788,750
5.75% 2/1/27		1,410,000	1,543,950
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		3,424,000	3,572,978
5.25% 8/1/26		3,615,000	3,760,883
6.375% 3/1/24		1,433,000	1,477,781
Omega Healthcare Investors, Inc.:
3.625% 10/1/29		21,648,000	22,765,753
4.375% 8/1/23		26,812,000	28,951,085
4.5% 1/15/25		6,808,000	7,421,034
4.5% 4/1/27		32,478,000	36,172,260
4.75% 1/15/28		18,782,000	21,108,527
4.95% 4/1/24		11,179,000	12,416,141
5.25% 1/15/26		18,623,000	21,374,143
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,299,331
5% 12/15/23		1,293,000	1,395,137
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		597,000	605,209
Senior Housing Properties Trust 6.75% 4/15/20		159,000	159,545
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,787,615
4.25% 2/1/26		18,338,000	20,102,458
4.625% 7/15/22		4,060,000	4,323,830
4.7% 6/1/27		904,000	1,016,252
Store Capital Corp. 4.625% 3/15/29		5,948,000	6,882,031
The GEO Group, Inc.:
5.875% 10/15/24		1,240,000	1,159,400
6% 4/15/26		4,574,000	4,139,470
Uniti Group, Inc. 7.875% 2/15/25 (b)		495,000	510,246
Ventas Realty LP:
3% 1/15/30		28,128,000	29,251,300
3.125% 6/15/23		3,477,000	3,641,423
3.5% 2/1/25		3,798,000	4,069,467
3.75% 5/1/24		15,927,000	17,141,139
4% 3/1/28		6,996,000	7,791,344
4.125% 1/15/26		3,540,000	3,929,066
VICI Properties, Inc.:
3.5% 2/15/25 (b)		2,380,000	2,383,689
4.125% 8/15/30 (b)		410,000	410,513
4.25% 12/1/26 (b)		3,430,000	3,464,643
4.625% 12/1/29 (b)		4,855,000	5,012,788
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,798,020
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	5,053,229
4% 2/1/25		21,671,000	23,338,487
			479,406,506
Real Estate Management & Development - 0.8%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,200,000	2,387,001
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (d)	EUR	100,000	115,363
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,721,000	5,351,162
1.75% 3/12/29 (Reg. S)	EUR	5,400,000	6,180,214
2% 2/15/24 (Reg. S)	EUR	1,900,000	2,222,390
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	19,686,852
3.95% 11/15/27		14,429,000	15,845,999
4.1% 10/1/24		13,139,000	14,342,099
4.55% 10/1/29		15,790,000	18,302,952
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,900,000	2,265,456
Deutsche Annington Finance BV 5% 10/2/23 (b)		3,695,000	4,020,864
Digital Realty Trust LP:
3.625% 10/1/22		5,865,000	6,130,143
3.95% 7/1/22		7,543,000	7,912,601
4.75% 10/1/25		19,502,000	22,368,329
Essex Portfolio LP 3.875% 5/1/24		5,607,000	6,105,270
Greystar Real Estate Partners 5.75% 12/1/25 (b)		459,000	474,491
Heimstaden Bostad AB 1.125% 1/21/26	EUR	3,300,000	3,712,253
Host Hotels & Resorts LP 4.75% 3/1/23		96,000	103,970
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,035,000	7,120,827
Kennedy-Wilson, Inc. 5.875% 4/1/24		516,000	524,395
Liberty Property LP:
3.375% 6/15/23		5,207,000	5,543,296
4.125% 6/15/22		9,480,000	10,017,690
4.4% 2/15/24		8,293,000	9,230,308
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	6,000,000	6,918,669
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	9,459,274
4.5% 4/18/22		11,063,000	11,400,746
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,709,547
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	5,290,000	6,126,389
Tanger Properties LP:
3.125% 9/1/26		8,723,000	8,974,834
3.75% 12/1/24		15,395,000	16,252,882
3.875% 12/1/23		3,066,000	3,235,253
			234,041,519
TOTAL REAL ESTATE			713,448,025
UTILITIES - 1.4%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,260,091
Clearway Energy Operating LLC:
4.75% 3/15/28 (b)		1,030,000	1,048,025
5.75% 10/15/25		2,198,000	2,271,259
Cleco Corporate Holdings LLC 3.375% 9/15/29 (b)		12,555,000	12,901,492
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		18,694,000	19,943,247
6.4% 9/15/20 (b)		16,498,000	16,883,385
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (d)	EUR	2,600,000	2,805,637
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		10,375,000	10,385,375
6.75% 8/6/23 (b)		1,250,000	1,251,563
7.125% 2/11/25 (b)		1,095,000	1,098,593
Eversource Energy 2.8% 5/1/23		9,622,000	9,998,868
Exelon Corp. 2.85% 6/15/20		3,114,000	3,121,401
FirstEnergy Corp.:
4.25% 3/15/23		19,904,000	21,302,399
7.375% 11/15/31		37,147,000	54,235,720
InterGen NV 7% 6/30/23 (b)		7,075,000	6,933,500
IPALCO Enterprises, Inc.:
3.45% 7/15/20		17,516,000	17,597,186
3.7% 9/1/24		6,665,000	7,020,708
Lamar Funding Ltd. 3.958% 5/7/25 (b)		655,000	629,209
LG&E and KU Energy LLC 3.75% 11/15/20		924,000	932,879
Monongahela Power Co. 4.1% 4/15/24 (b)		2,537,000	2,783,608
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		3,341,000	3,363,385
4.5% 9/15/27 (b)		596,000	621,637
NRG Yield Operating LLC 5% 9/15/26		5,648,000	5,785,275
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		4,844,441	5,377,330
NV Energy, Inc. 6.25% 11/15/20		2,230,000	2,299,842
Pampa Holding SA 7.5% 1/24/27 (b)		564,000	459,942
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,806,705
TECO Finance, Inc. 5.15% 3/15/20		2,396,000	2,398,372
Vistra Operations Co. LLC:
5% 7/31/27 (b)		6,555,000	6,621,533
5.5% 9/1/26 (b)		11,371,000	11,502,960
5.625% 2/15/27 (b)		8,080,000	8,282,000
			247,923,126
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)		1,258,000	1,526,504
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		2,323,000	2,389,191
			3,915,695
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		27,409,000	28,368,315
Emera U.S. Finance LP:
2.7% 6/15/21		3,220,000	3,270,377
3.55% 6/15/26		5,152,000	5,594,022
NRG Energy, Inc.:
5.25% 6/15/29 (b)		3,295,000	3,424,790
5.75% 1/15/28		2,250,000	2,337,300
6.625% 1/15/27		1,080,000	1,126,030
Talen Energy Supply LLC 10.5% 1/15/26 (b)		2,010,000	1,788,900
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,293,000	1,314,037
5% 1/31/28 (b)		1,443,000	1,553,101
The AES Corp.:
4.5% 3/15/23		1,851,000	1,841,782
4.875% 5/15/23		5,211,000	5,162,902
5.125% 9/1/27		4,638,000	4,817,954
6% 5/15/26		984,000	1,012,487
			61,611,997
Multi-Utilities - 0.3%
NiSource Finance Corp.:
5.25% 2/15/43		8,116,000	10,527,439
5.8% 2/1/42		4,036,000	5,327,952
5.95% 6/15/41		7,538,000	10,400,397
NiSource, Inc. 2.95% 9/1/29		31,524,000	33,042,054
Puget Energy, Inc.:
6% 9/1/21		9,916,000	10,584,232
6.5% 12/15/20		3,265,000	3,388,291
Sempra Energy:
2.875% 10/1/22		3,670,000	3,781,908
6% 10/15/39		9,562,000	13,357,389
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (d)(e)		2,459,000	2,362,922
			92,772,584
TOTAL UTILITIES			406,223,402

TOTAL NONCONVERTIBLE BONDS			8,922,138,070

TOTAL CORPORATE BONDS
(Cost $8,433,408,177)			8,932,006,490

U.S. Government and Government Agency Obligations - 35.7%
U.S. Treasury Inflation-Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$99,301,969	$114,254,275
1% 2/15/46		48,770,121	59,474,960
1% 2/15/49 (g)		33,945,353	42,336,603
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		34,015,994	34,864,117
0.375% 7/15/25		175,057,294	182,636,552
0.375% 1/15/27		146,670,463	153,466,978
0.625% 1/15/26		189,862,707	200,509,950
0.75% 7/15/28		161,470,374	176,004,712
0.875% 1/15/29		118,749,863	130,812,922

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,094,361,069

U.S. Treasury Obligations - 31.9%
U.S. Treasury Bonds:
2.25% 8/15/46 (h)(i)(j)		261,200	293,105
2.375% 11/15/49		60,000,000	70,038,281
2.75% 11/15/47		182,698,900	226,389,628
3% 5/15/45		42,618,500	54,280,320
3% 2/15/48		10,482,100	13,599,706
3% 2/15/49		552,560,000	722,903,888
5% 5/15/37		16,600	25,892
U.S. Treasury Notes:
1.125% 2/28/27		20,051,000	20,155,955
1.375% 1/31/25 (g)		450,000,000	459,791,015
1.5% 9/30/24		35,000,000	35,906,445
1.5% 1/31/27		369,336,000	380,502,645
1.625% 9/30/26		683,928,000	709,735,599
1.625% 8/15/29		1,235,180,000	1,289,556,800
1.75% 6/30/24		284,750,000	294,760,742
1.75% 12/31/24		470,452,000	488,755,523
1.75% 11/15/29		420,770,000	444,273,951
2% 4/30/24		15,926,700	16,629,092
2% 11/15/26		24,203,000	25,707,179
2.125% 12/31/22		275,186,800	284,710,845
2.125% 3/31/24		253,410,000	265,704,343
2.125% 7/31/24		222,547,000	234,126,399
2.125% 11/30/24		43,572,300	45,985,797
2.125% 5/15/25 (h)(i)(j)		1,465,300	1,552,646
2.125% 5/31/26		498,913,000	532,355,762
2.25% 4/30/24		676,960,000	713,716,816
2.25% 12/31/24		394,208,100	418,692,121
2.25% 11/15/27		200,057,200	217,554,391
2.375% 4/30/26		89,077,000	96,324,945
2.375% 5/15/29		4,025,000	4,464,134
2.5% 2/28/26		546,304,000	593,913,541
2.75% 2/15/28		96,082,900	108,359,743
2.875% 9/30/23		46,915,700	50,170,477
3.125% 11/15/28		373,000,000	435,462,931

TOTAL U.S. TREASURY OBLIGATIONS			9,256,400,657

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,585,744,028)			10,350,761,726

U.S. Government Agency - Mortgage Securities - 24.6%
Fannie Mae - 6.3%
12 month U.S. LIBOR + 1.440% 4.509% 4/1/37 (d)(e)		26,499	27,654
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (d)(e)		9,762	10,156
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (d)(e)		35,776	37,359
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (d)(e)		23,252	24,245
12 month U.S. LIBOR + 1.560% 4.69% 3/1/37 (d)(e)		14,789	15,503
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (d)(e)		69,142	72,110
12 month U.S. LIBOR + 1.610% 4.062% 3/1/33 (d)(e)		25,976	27,090
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (d)(e)		18,911	19,834
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (d)(e)		30,885	32,579
12 month U.S. LIBOR + 1.660% 4.184% 11/1/36 (d)(e)		15,904	16,660
12 month U.S. LIBOR + 1.710% 4.016% 5/1/35 (d)(e)		49,480	51,757
12 month U.S. LIBOR + 1.710% 4.588% 6/1/42 (d)(e)		36,816	38,023
12 month U.S. LIBOR + 1.750% 3.941% 3/1/40 (d)(e)		61,385	64,390
12 month U.S. LIBOR + 1.750% 4.075% 7/1/35 (d)(e)		18,898	19,835
12 month U.S. LIBOR + 1.750% 4.116% 8/1/41 (d)(e)		40,242	41,984
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (d)(e)		61,549	64,813
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (d)(e)		156,604	163,392
12 month U.S. LIBOR + 1.800% 4.052% 12/1/40 (d)(e)		1,730,032	1,812,812
12 month U.S. LIBOR + 1.800% 4.498% 7/1/41 (d)(e)		57,752	60,321
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (d)(e)		29,666	31,121
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (d)(e)		20,678	21,641
12 month U.S. LIBOR + 1.810% 4.388% 2/1/42 (d)(e)		115,949	121,273
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (d)(e)		33,319	34,723
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (d)(e)		66,946	70,646
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (d)(e)		17,879	18,613
12 month U.S. LIBOR + 1.850% 4.567% 5/1/36 (d)(e)		23,027	24,057
12 month U.S. LIBOR + 1.900% 4.783% 7/1/37 (d)(e)		21,057	22,094
6 month U.S. LIBOR + 1.470% 3.553% 10/1/33 (d)(e)		595	615
6 month U.S. LIBOR + 1.500% 3.396% 1/1/35 (d)(e)		55,168	57,231
6 month U.S. LIBOR + 1.510% 3.449% 2/1/33 (d)(e)		622	644
6 month U.S. LIBOR + 1.530% 3.553% 3/1/35 (d)(e)		8,798	9,137
6 month U.S. LIBOR + 1.530% 3.687% 12/1/34 (d)(e)		10,581	10,984
6 month U.S. LIBOR + 1.550% 3.713% 10/1/33 (d)(e)		3,847	3,986
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (d)(e)		5,586	5,813
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (d)(e)		827	865
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (d)(e)		10,146	10,627
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.189% 10/1/33 (d)(e)		77,453	81,431
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (d)(e)		8,739	9,191
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (d)(e)		58,849	61,863
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (d)(e)		27,645	29,052
U.S. TREASURY 1 YEAR INDEX + 2.440% 4.664% 7/1/34 (d)(e)		69,279	72,724
2.5% 12/1/26 to 8/1/43		120,996,318	125,152,071
3% 7/1/27 to 2/1/50 (h)(j)		405,104,665	423,039,959
3.5% 7/1/32 to 12/1/49		479,940,497	509,504,397
4% 5/1/29 to 11/1/49		395,843,132	425,666,141
4.5% to 4.5% 6/1/33 to 8/1/49		173,581,247	189,374,599
5% 3/1/20		2	2
5% 5/1/20 to 2/1/49		116,182,901	129,774,188
5.245% 8/1/41 (d)		1,067,992	1,180,154
5.5% 9/1/21 to 5/1/49		17,326,070	19,416,923
6% to 6% 6/1/20 to 1/1/42		4,825,310	5,664,324
6.5% 8/1/20 to 4/1/37		2,070,506	2,382,410
6.542% 2/1/39 (d)		1,024,023	1,117,891
7% to 7% 9/1/21 to 7/1/37		458,353	523,925
7.5% to 7.5% 6/1/25 to 2/1/32		202,165	231,105
8% 8/1/29 to 3/1/37		7,087	8,588
9.5% 9/1/21		39	39

TOTAL FANNIE MAE			1,836,335,564

Freddie Mac - 4.0%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (d)(e)		18,164	18,911
12 month U.S. LIBOR + 1.370% 3.599% 3/1/36 (d)(e)		60,826	63,377
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (d)(e)		53,750	56,113
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (d)(e)		15,831	16,537
12 month U.S. LIBOR + 1.750% 3.767% 12/1/40 (d)(e)		792,937	829,517
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (d)(e)		292,088	304,644
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (d)(e)		181,413	189,117
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (d)(e)		21,004	22,082
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (d)(e)		20,908	21,937
12 month U.S. LIBOR + 1.870% 4.376% 10/1/42 (d)(e)		246,830	258,536
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (d)(e)		14,563	15,143
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (d)(e)		23,123	24,187
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (d)(e)		25,623	26,726
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (d)(e)		49,476	51,590
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (d)(e)		35,615	37,277
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (d)(e)		44,175	46,029
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (d)(e)		11,922	12,524
12 month U.S. LIBOR + 1.990% 4.913% 4/1/38 (d)(e)		60,200	62,954
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (d)(e)		30,255	31,798
12 month U.S. LIBOR + 2.060% 4.723% 3/1/33 (d)(e)		894	939
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (d)(e)		51,469	54,273
6 month U.S. LIBOR + 1.120% 3.148% 8/1/37 (d)(e)		19,801	20,266
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (d)(e)		5,260	5,469
6 month U.S. LIBOR + 1.660% 3.725% 2/1/37 (d)(e)		62,170	64,834
6 month U.S. LIBOR + 1.720% 4.083% 8/1/37 (d)(e)		30,646	32,037
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (d)(e)		7,928	8,272
6 month U.S. LIBOR + 1.840% 4.077% 10/1/36 (d)(e)		88,101	92,017
6 month U.S. LIBOR + 1.860% 4.061% 10/1/35 (d)(e)		44,558	46,544
6 month U.S. LIBOR + 2.020% 4.096% 6/1/37 (d)(e)		15,385	16,089
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (d)(e)		23,368	24,464
6 month U.S. LIBOR + 2.680% 4.873% 10/1/35 (d)(e)		15,848	16,625
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.562% 6/1/33 (d)(e)		71,793	75,301
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.828% 6/1/33 (d)(e)		123,782	129,245
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.564% 3/1/35 (d)(e)		253,997	267,223
2.5% 6/1/31 to 2/1/35		54,344,709	56,029,816
3% 6/1/31 to 1/1/50		162,960,940	170,316,537
3.5% 1/1/32 to 10/1/49 (j)(k)		446,690,461	474,396,434
3.5% 8/1/47		104,072	110,697
4% 7/1/31 to 9/1/48		343,152,474	369,143,260
4% 4/1/48		671,461	713,355
4.5% 6/1/25 to 7/1/49		58,771,568	64,330,660
5% 6/1/20 to 7/1/41		9,178,456	10,303,666
5.5% 4/1/20 to 6/1/22		60,888	62,299
6% 10/1/21 to 12/1/37		919,543	1,067,936
6.5% 7/1/21 to 9/1/39		1,140,626	1,331,879
7% 6/1/21 to 9/1/36		425,039	491,502
7.5% 1/1/27 to 11/1/31		8,576	9,960
8% 7/1/24 to 4/1/32		10,985	12,673
8.5% 12/1/22 to 1/1/28		9,503	10,677

TOTAL FREDDIE MAC			1,151,273,948

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		902,873	944,637
Ginnie Mae - 10.4%
3.5% 6/20/34 to 12/20/49 (h)		429,499,090	455,331,441
4% 5/20/33 to 5/20/49		602,923,637	638,526,897
4.5% 6/20/33 to 6/20/48		105,394,823	113,179,594
5% 12/15/32 to 4/20/48		27,189,345	29,820,598
5.5% 7/15/33 to 9/15/39		739,010	841,431
6% to 6% 10/15/30 to 11/15/39		254,030	291,685
7% to 7% 10/15/22 to 3/15/33		487,487	560,199
7.5% to 7.5% 2/15/22 to 9/15/31		173,106	192,666
8% 11/15/21 to 11/15/29		44,313	48,299
8.5% 10/15/21 to 1/15/31		9,410	10,795
9% 1/15/23		78	84
9.5% 12/15/20 to 3/15/23		18	18
2.5% 3/1/50 (c)		125,575,000	128,900,929
2.5% 3/1/50 (c)		36,500,000	37,466,724
2.5% 3/1/50 (c)		12,350,000	12,677,097
2.5% 3/1/50 (c)		28,850,000	29,614,110
2.5% 4/1/50 (c)		103,000,000	105,631,444
3% 5/20/42 to 4/20/50 (c)		156,095,649	162,590,860
3% 3/1/50 (c)		79,200,000	81,832,085
3% 3/1/50 (c)		56,250,000	58,119,379
3% 3/1/50 (c)		51,300,000	53,004,873
3% 3/1/50 (c)		34,375,000	35,517,398
3% 3/1/50 (c)		98,800,000	102,083,460
3% 3/1/50 (c)		34,800,000	35,956,522
3% 3/1/50 (c)		39,700,000	41,019,366
3% 3/1/50 (c)		13,350,000	13,793,666
3% 3/1/50 (c)		34,000,000	35,129,936
3% 3/1/50 (c)		14,900,000	15,395,178
3% 4/1/50 (c)		65,900,000	68,020,576
3% 4/1/50 (c)		11,000,000	11,353,966
3% 4/1/50 (c)		41,150,000	42,474,154
3% 4/1/50 (c)		21,200,000	21,882,188
3% 4/1/50 (c)		56,350,000	58,163,270
3.5% 3/1/50 (c)		68,850,000	71,328,724
3.5% 3/1/50 (c)		43,600,000	45,169,678
3.5% 3/1/50 (c)		35,500,000	36,778,064
3.5% 3/1/50 (c)		37,150,000	38,487,467
3.5% 3/1/50 (c)		12,575,000	13,027,723
3.5% 3/1/50 (c)		40,200,000	41,647,272
3.5% 3/1/50 (c)		15,800,000	16,368,828
3.5% 3/1/50 (c)		15,600,000	16,161,628
3.5% 3/1/50 (c)		26,400,000	27,350,448
3.5% 3/1/50 (c)		43,800,000	45,376,879
3.5% 3/1/50 (c)		20,000,000	20,720,036
3.5% 3/1/50 (c)		8,650,000	8,961,416
3.5% 3/1/50 (c)		47,400,000	49,106,485
3.5% 4/1/50 (c)		46,500,000	48,134,122
3.5% 4/1/50 (c)		35,050,000	36,281,741
3.5% 4/1/50 (c)		67,975,000	70,363,805
3.5% 4/1/50 (c)		38,300,000	39,645,954
6.5% 3/20/31 to 6/15/37		149,299	174,032

TOTAL GINNIE MAE			3,014,515,190

Uniform Mortgage Backed Securities - 3.9%
2.5% 3/1/35 (c)		76,350,000	78,366,717
2.5% 3/1/35 (c)		17,600,000	18,064,888
2.5% 3/1/35 (c)		18,800,000	19,296,585
2.5% 3/1/35 (c)		3,750,000	3,849,053
2.5% 3/1/35 (c)		2,650,000	2,719,997
2.5% 3/1/35 (c)		3,600,000	3,695,091
2.5% 3/1/35 (c)		27,850,000	28,585,633
2.5% 3/1/35 (c)		18,250,000	18,732,057
2.5% 3/1/50 (c)		53,400,000	54,454,901
2.5% 3/1/50 (c)		19,300,000	19,681,266
3% 3/1/50 (c)		62,900,000	64,773,734
3% 3/1/50 (c)		23,100,000	23,788,128
3% 3/1/50 (c)		15,750,000	16,219,178
3% 3/1/50 (c)		132,675,000	136,627,269
3% 3/1/50 (c)		68,600,000	70,643,532
3% 3/1/50 (c)		48,100,000	49,532,856
3% 3/1/50 (c)		50,700,000	52,210,307
3% 3/1/50 (c)		32,750,000	33,725,593
3% 3/1/50 (c)		20,850,000	21,471,103
3% 3/1/50 (c)		20,900,000	21,522,592
3% 3/1/50 (c)		19,200,000	19,771,951
3% 3/1/50 (c)		13,350,000	13,747,684
3.5% 3/1/50 (c)		18,800,000	19,522,221
3.5% 3/1/50 (c)		11,700,000	12,149,467
3.5% 3/1/50 (c)		31,400,000	32,606,262
3.5% 3/1/50 (c)		25,800,000	26,791,133
3.5% 3/1/50 (c)		11,900,000	12,357,150
3.5% 3/1/50 (c)		43,600,000	45,274,938
3.5% 3/1/50 (c)		31,400,000	32,606,262
3.5% 3/1/50 (c)		300,000	311,525
3.5% 3/1/50 (c)		11,900,000	12,357,150
3.5% 3/1/50 (c)		63,300,000	65,731,733
3.5% 3/1/50 (c)		30,600,000	31,775,530
3.5% 3/1/50 (c)		43,800,000	45,482,621
3.5% 3/1/50 (c)		8,650,000	8,982,298
3.5% 3/1/50 (c)		18,800,000	19,522,221

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,136,950,626

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,009,230,427)			7,140,019,965

Asset-Backed Securities - 3.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$11,295,565	$11,433,281
Series 2019-1 Class A, 3.844% 5/15/39 (b)		13,764,434	14,072,312
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		23,842,096	24,047,514
Class B, 4.458% 10/16/39 (b)		4,192,860	4,243,085
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.1221% 7/22/32 (b)(d)(e)		22,128,000	22,141,277
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1491% 1/20/33 (b)(d)(e)		11,198,000	11,178,963
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		221,000	245,078
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		478,000	535,594
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		662,438	732,195
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		1,118,000	1,260,468
Class XS, 0% 10/17/52 (b)(d)(l)(m)		773,595	8
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		11,510,000	11,509,770
Class B, 4.335% 1/16/40 (b)		1,834,000	1,833,945
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (b)(d)(e)		20,251,000	20,257,075
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.0313% 1/15/29 (b)(d)(e)		25,124,000	25,103,901
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.25% 4/17/33 (b)(c)(d)(e)		8,282,000	8,282,000
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.4187% 6/26/34 (b)(d)(e)		6,797	16,562
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (b)(d)(e)		11,400,000	11,403,420
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		23,770,703	24,341,226
Class AA, 2.487% 12/16/41 (b)		4,343,875	4,324,102
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.6167% 4/15/29 (b)(d)(e)		24,711,000	24,711,000
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (b)(d)(e)(m)		330,000	33
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (b)		4,646,000	4,661,645
Class A3, 2.3% 9/15/23 (b)		4,520,000	4,559,378
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		19,394,325	19,949,554
Class B, 5.095% 4/15/39 (b)		8,938,847	9,303,231
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		19,127,526	19,672,641
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (b)(d)(e)		16,659,000	16,660,666
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.2638% 5/29/32 (b)(d)(e)		11,001,000	11,002,100
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.9768% 10/25/37 (b)(d)(e)		7,592,252	7,657,225
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)		3,792,021	3,829,582
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (b)		9,208,657	9,287,496
Series 2019-P1 Class A, 2.94% 7/15/26 (b)		7,484,384	7,546,311
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.9458% 1/28/40 (b)(d)(e)(m)		370,788	37
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		10,816,038	11,107,638
Class A2II, 4.03% 11/20/47 (b)		18,323,238	19,470,639
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		17,484	17,557
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (b)(d)(e)		7,513,000	7,515,254
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.1113% 4/15/29 (b)(d)(e)		25,370,000	25,362,389
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.0218% 5/15/32 (b)(d)(e)		17,982,000	17,974,807
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 0% 4/17/33 (b)(c)(d)(e)		16,400,000	16,400,000
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.4518% 3/25/34 (d)(e)		434	428
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (b)		8,517,718	8,578,501
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (b)(d)(e)		22,515,000	22,521,755
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		11,770,000	13,512,247
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (b)		965,004	966,887
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.3085% 7/17/34 (b)(d)(e)		231,000	231,592
Class F, 1 month U.S. LIBOR + 3.530% 5.1975% 7/17/34 (b)(d)(e)		360,000	360,442
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.0085% 7/17/37 (b)(d)(e)		708,000	704,774
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		8,884,170	9,196,351
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		9,988,731	10,226,941
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 3.9085% 6/17/37 (b)(d)(e)		592,481	592,480
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.0391% 1/20/29 (b)(d)(e)		8,925,000	8,920,538
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.1313% 7/15/32 (b)(d)(e)		22,042,000	22,046,408
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (b)(d)(e)		10,889,000	10,893,356
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.0991% 4/20/30 (b)(d)(e)		18,545,000	18,569,109
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (b)(d)(e)		14,769,000	14,785,246
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (b)		11,805,922	11,887,651
Merit Securities Corp. Series 13 Class M1, 7.3303% 12/28/33 (d)		135,308	142,019
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		9,267,446	9,770,832
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.7571% 10/20/30 (b)(d)(e)		24,239,000	24,239,000
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		3,460,936	3,462,191
Series 2018-3A Class A 3.5545% 11/25/28 (b)		3,502,955	3,498,159
Series 2019-1A Class A, 2.6513% 6/25/29 (b)		6,526,881	6,550,518
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1368% 9/25/35 (d)(e)		305,437	305,463
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.1361% 7/17/32 (b)(d)(e)		22,017,000	22,021,403
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 2.5941% 7/25/25 (d)(e)		2,105,100	2,106,237
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8718% 1/25/36 (d)(e)		939,804	944,338
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)		17,587,000	18,375,601
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	168,080
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	166,500
Series 2017-SFR2 Class F, 4.836% 12/17/34 (b)		160,000	162,559
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		472,000	480,925
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		292,000	302,744
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		689,000	718,363
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		600,000	625,095
Series 2019-SFR2 Class F, 4.837% 5/17/36 (b)		208,000	216,753
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)		1,943,000	1,970,628
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)		18,163,673	18,862,157
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		23,177,000	23,176,645
Class B, 4.335% 3/15/40 (b)		2,112,000	2,099,132
SBA Tower Trust Series 2019, 2.836% 1/15/50 (b)		22,598,000	23,691,058
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.2585% 1/17/35 (b)(d)(e)		954,000	954,694
Class F, 1 month U.S. LIBOR + 3.400% 5.0585% 1/17/35 (b)(d)(e)		963,000	963,689
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.5405% 2/5/36 (b)(d)(e)(m)		342,945	26
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 6.3905% 12/5/36 (b)(d)(e)(m)		669,950	50
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1% 1/20/29 (b)(d)(e)		16,565,000	16,565,000
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4868% 9/25/34 (d)(e)		15,831	15,531
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		12,045,202	12,552,794
Series 2018-A Class A, 4.147% 9/15/38 (b)(d)		20,240,292	21,001,719
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		28,761,073	29,082,276
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		16,381,121	17,304,248
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		21,397,289	22,419,309
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		7,920,485	8,452,532
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (b)(d)(e)		1,639,000	1,188,275
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		329,000	331,732
Class F, 5.769% 11/17/33 (b)		807,000	827,609
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,681,000	1,740,011
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)		280,000	294,737
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		1,331,000	1,425,119
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)		924,000	942,281
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		2,495,382	2,503,973
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		734,000	743,860
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.1813% 4/15/32 (b)(d)(e)		21,084,000	21,084,000
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.0891% 7/20/32 (b)(d)(e)		23,497,000	23,508,749
TOTAL ASSET-BACKED SECURITIES
(Cost $919,407,637)			935,604,279

Collateralized Mortgage Obligations - 1.4%
Private Sponsor - 0.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.8009% 6/27/36 (b)(d)(e)		1,910,490	1,892,226
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 1.8578% 7/26/36 (b)(d)		312,375	309,695
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.3541% 1/25/37 (b)(d)		252,816	255,599
Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)		2,284,768	2,331,973
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(d)(m)		3,634	772
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.0073% 5/27/37 (b)(d)(e)		2,849,987	2,764,140
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(d)(e)		149,476	0
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(d)		3,357,387	3,394,780
FREMF Mortgage Trust Series 2010-K7 Class B, 5.5579% 4/25/20 (b)(d)		637,070	636,231
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.1293% 8/25/60 (b)(d)(e)		11,653,452	11,647,707
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.6301% 3/25/37 (d)		68,318	64,205
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (b)(d)(e)		15,436,768	15,427,908
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.8638% 6/21/36 (b)(d)(e)		600,469	598,604
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (b)(d)(e)		9,894,940	9,905,448
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)		42,614,000	43,330,640
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.8309% 2/25/37 (d)(e)		51,822	52,735
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.9168% 7/25/35 (d)(e)		6,266	6,266
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (b)(d)(e)		29,088,750	29,089,826
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (b)(d)(e)		9,268,000	9,281,448
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (b)		11,014,374	11,272,523
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 4.5449% 7/26/45 (b)(d)		1,445,986	1,448,831
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (d)(e)		5,792	5,679
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (b)(d)(e)		19,264,000	19,280,278
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2668% 9/25/43 (d)(e)		2,636,994	2,640,926
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		465,122	464,951

TOTAL PRIVATE SPONSOR			166,103,391

U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.4268% 2/25/32 (d)(e)		8,997	9,116
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.6585% 3/18/32 (d)(e)		15,912	16,252
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6268% 4/25/32 (d)(e)		18,410	18,784
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.6268% 10/25/32 (d)(e)		24,027	24,517
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.3768% 1/25/32 (d)(e)		9,078	9,180
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4733% 12/25/33 (d)(l)(n)		302,689	81,633
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.0533% 11/25/36 (d)(l)(n)		219,515	45,829
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		5,583	5,830
Series 1993-207 Class H, 6.5% 11/25/23		95,015	101,784
Series 1996-28 Class PK, 6.5% 7/25/25		33,526	36,007
Series 1999-17 Class PG, 6% 4/25/29		129,790	143,372
Series 1999-32 Class PL, 6% 7/25/29		123,329	137,665
Series 1999-33 Class PK, 6% 7/25/29		91,893	101,814
Series 2001-52 Class YZ, 6.5% 10/25/31		11,995	13,980
Series 2003-28 Class KG, 5.5% 4/25/23		51,554	53,527
Series 2005-102 Class CO 11/25/35 (o)		63,614	59,302
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3205% 8/25/35 (d)(n)		18,284	24,266
Series 2005-81 Class PC, 5.5% 9/25/35		174,425	196,362
Series 2006-12 Class BO 10/25/35 (o)		289,335	269,872
Series 2006-37 Class OW 5/25/36 (o)		29,611	27,532
Series 2006-45 Class OP 6/25/36 (o)		99,349	92,032
Series 2006-62 Class KP 4/25/36 (o)		160,708	150,031
Series 2012-149:
Class DA, 1.75% 1/25/43		3,309,608	3,331,934
Class GA, 1.75% 6/25/42		3,479,645	3,502,899
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		27,934	31,872
Series 1999-25 Class Z, 6% 6/25/29		102,011	115,209
Series 2001-20 Class Z, 6% 5/25/31		133,257	148,734
Series 2001-31 Class ZC, 6.5% 7/25/31		74,939	85,911
Series 2002-16 Class ZD, 6.5% 4/25/32		42,203	49,308
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9233% 11/25/32 (d)(l)(n)		166,205	24,682
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		674,442	51,665
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0133% 12/25/36 (d)(l)(n)		149,806	38,553
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8133% 5/25/37 (d)(l)(n)		82,356	17,938
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.1985% 9/25/23 (d)(n)		4,418	5,262
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4733% 3/25/33 (d)(l)(n)		21,904	4,983
Series 2005-72 Class ZC, 5.5% 8/25/35		1,198,056	1,331,050
Series 2005-79 Class ZC, 5.9% 9/25/35		852,146	985,000
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8595% 6/25/37 (d)(n)		71,691	152,974
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (d)(n)		109,052	231,651
Class SB, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (d)(n)		38,817	72,365
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 4.9183% 8/25/37 (d)(l)(n)		3,236,416	709,346
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7233% 3/25/38 (d)(l)(n)		566,932	114,636
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.7333% 6/25/21 (d)(l)(n)		60	1
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.4233% 12/25/40 (d)(l)(n)		532,150	102,982
Class ZA, 4.5% 12/25/40		2,486,040	2,771,031
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		353,364	25,187
Series 2010-150 Class ZC, 4.75% 1/25/41		2,881,001	3,274,669
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		188	1
Series 2010-95 Class ZC, 5% 9/25/40		6,179,116	7,077,328
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		19,566	121
Series 2011-39 Class ZA, 6% 11/25/32		382,675	444,186
Series 2011-4 Class PZ, 5% 2/25/41		1,311,236	1,510,331
Series 2011-67 Class AI, 4% 7/25/26 (l)		117,506	7,810
Series 2011-83 Class DI, 6% 9/25/26 (l)		94,238	4,671
Series 2012-100 Class WI, 3% 9/25/27 (l)		2,232,909	165,263
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0233% 12/25/30 (d)(l)(n)		725,535	60,779
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9233% 6/25/41 (d)(l)(n)		914,440	98,279
Series 2013-133 Class IB, 3% 4/25/32 (l)		1,434,830	76,155
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4233% 1/25/44 (d)(l)(n)		774,259	129,495
Series 2013-51 Class GI, 3% 10/25/32 (l)		2,181,551	174,475
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0933% 6/25/35 (d)(l)(n)		425,727	91,913
Series 2015-42 Class IL, 6% 6/25/45 (l)		3,285,440	679,365
Series 2015-70 Class JC, 3% 10/25/45		2,789,209	2,944,364
Series 2017-30 Class AI, 5.5% 5/25/47 (l)		1,791,303	358,124
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (l)		83,340	16,280
Series 343 Class 16, 5.5% 5/25/34 (l)		72,920	12,840
Series 348 Class 14, 6.5% 8/25/34 (d)(l)		49,410	11,723
Series 351:
Class 12, 5.5% 4/25/34 (d)(l)		32,450	6,363
Class 13, 6% 3/25/34 (l)		44,589	8,729
Series 359 Class 19, 6% 7/25/35 (d)(l)		27,591	5,952
Series 384 Class 6, 5% 7/25/37 (l)		345,559	64,488
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.4585% 1/15/32 (d)(e)		7,386	7,484
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.5585% 3/15/32 (d)(e)		10,118	10,286
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.6585% 3/15/32 (d)(e)		10,193	10,401
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.5585% 6/15/31 (d)(e)		18,629	18,931
Class FG, 1 month U.S. LIBOR + 0.900% 2.5585% 3/15/32 (d)(e)		5,814	5,910
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.9085% 5/15/37 (d)(e)		406,276	403,295
planned amortization class:
Series 2006-15 Class OP 3/25/36 (o)		303,394	283,905
Series 2095 Class PE, 6% 11/15/28		146,033	161,949
Series 2101 Class PD, 6% 11/15/28		12,199	13,481
Series 2121 Class MG, 6% 2/15/29		59,697	66,203
Series 2131 Class BG, 6% 3/15/29		415,170	462,010
Series 2137 Class PG, 6% 3/15/29		59,726	66,741
Series 2154 Class PT, 6% 5/15/29		105,387	117,750
Series 2162 Class PH, 6% 6/15/29		22,051	24,343
Series 2520 Class BE, 6% 11/15/32		146,577	167,778
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.9415% 3/15/23 (d)(l)(n)		1,927	41
Series 2693 Class MD, 5.5% 10/15/33		1,594,706	1,817,162
Series 2802 Class OB, 6% 5/15/34		181,031	199,832
Series 2962 Class BE, 4.5% 4/15/20		3,124	3,127
Series 3002 Class NE, 5% 7/15/35		403,629	442,880
Series 3110 Class OP 9/15/35 (o)		172,161	165,453
Series 3119 Class PO 2/15/36 (o)		366,989	341,622
Series 3121 Class KO 3/15/36 (o)		59,182	55,324
Series 3123 Class LO 3/15/36 (o)		205,197	191,208
Series 3145 Class GO 4/15/36 (o)		199,590	186,675
Series 3189 Class PD, 6% 7/15/36		346,093	409,934
Series 3225 Class EO 10/15/36 (o)		109,167	101,562
Series 3258 Class PM, 5.5% 12/15/36		168,114	186,338
Series 3415 Class PC, 5% 12/15/37		135,094	150,553
Series 3786 Class HI, 4% 3/15/38 (l)		261,563	9,341
Series 3806 Class UP, 4.5% 2/15/41		1,118,138	1,223,688
Series 3832 Class PE, 5% 3/15/41		1,513,210	1,683,428
Series 4135 Class AB, 1.75% 6/15/42		2,618,079	2,637,480
sequential payer:
Series 2135 Class JE, 6% 3/15/29		27,167	30,448
Series 2274 Class ZM, 6.5% 1/15/31		36,529	41,712
Series 2281 Class ZB, 6% 3/15/30		75,645	83,304
Series 2303 Class ZV, 6% 4/15/31		36,973	41,348
Series 2357 Class ZB, 6.5% 9/15/31		277,413	323,120
Series 2502 Class ZC, 6% 9/15/32		68,854	78,603
Series 2519 Class ZD, 5.5% 11/15/32		107,158	120,182
Series 2546 Class MJ, 5.5% 3/15/23		31,667	32,940
Series 2601 Class TB, 5.5% 4/15/23		15,044	15,792
Series 2998 Class LY, 5.5% 7/15/25		59,220	63,061
Series 3871 Class KB, 5.5% 6/15/41		2,308,570	2,736,876
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.9415% 2/15/36 (d)(l)(n)		110,904	26,597
Series 2013-4281 Class AI, 4% 12/15/28 (l)		1,074,483	65,475
Series 2017-4683 Class LM, 3% 5/15/47		4,061,506	4,226,532
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.0198% 8/15/24 (d)(n)		1,100	1,352
Class SD, 86.400% - 1 month U.S. LIBOR 64.8895% 8/15/24 (d)(n)		1,616	2,319
Series 2933 Class ZM, 5.75% 2/15/35		1,620,018	1,925,294
Series 2935 Class ZK, 5.5% 2/15/35		1,529,059	1,731,917
Series 2947 Class XZ, 6% 3/15/35		545,993	630,463
Series 2996 Class ZD, 5.5% 6/15/35		1,179,625	1,393,461
Series 3237 Class C, 5.5% 11/15/36		1,674,470	1,936,518
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0015% 11/15/36 (d)(l)(n)		457,142	105,371
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.0915% 3/15/37 (d)(l)(n)		678,315	166,837
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1015% 4/15/37 (d)(l)(n)		960,678	242,115
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9215% 6/15/37 (d)(l)(n)		337,243	72,001
Series 3949 Class MK, 4.5% 10/15/34		291,247	314,793
Series 3955 Class YI, 3% 11/15/21 (l)		220,215	3,911
Series 4055 Class BI, 3.5% 5/15/31 (l)		1,277,096	74,697
Series 4149 Class IO, 3% 1/15/33 (l)		1,049,305	111,169
Series 4314 Class AI, 5% 3/15/34 (l)		371,726	28,862
Series 4427 Class LI, 3.5% 2/15/34 (l)		2,529,203	189,188
Series 4471 Class PA 4% 12/15/40		2,053,764	2,158,332
target amortization class Series 2156 Class TC, 6.25% 5/15/29		74,391	80,071
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.5763% 2/15/24 (d)(e)		23,031	23,139
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		52,970	58,641
Series 2056 Class Z, 6% 5/15/28		105,156	116,557
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		3,556,817	3,894,925
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		8,184,038	8,838,603
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.0315% 6/16/37 (d)(l)(n)		198,000	46,011
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.2095% 3/20/60 (d)(e)(p)		2,481,810	2,486,503
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 7/20/60 (d)(e)(p)		313,227	312,045
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0344% 9/20/60 (d)(e)(p)		376,816	375,243
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0344% 8/20/60 (d)(e)(p)		398,757	397,162
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.1144% 12/20/60 (d)(e)(p)		801,336	799,529
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 12/20/60 (d)(e)(p)		1,089,696	1,090,598
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 2/20/61 (d)(e)(p)		2,037,762	2,039,124
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2244% 2/20/61 (d)(e)(p)		2,703,518	2,704,948
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 4/20/61 (d)(e)(p)		967,940	968,760
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (d)(e)(p)		1,249,623	1,250,756
Class FC, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (d)(e)(p)		1,089,928	1,090,861
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.2644% 6/20/61 (d)(e)(p)		1,290,720	1,292,652
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 10/20/61 (d)(e)(p)		2,617,278	2,625,356
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 11/20/61 (d)(e)(p)		1,391,617	1,398,950
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 1/20/62 (d)(e)(p)		879,294	883,910
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 1/20/62 (d)(e)(p)		1,318,150	1,323,016
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 3/20/62 (d)(e)(p)		824,206	825,803
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3844% 5/20/61 (d)(e)(p)		69,633	69,833
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.2544% 10/20/62 (d)(e)(p)		742,475	743,378
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.2644% 7/20/60 (d)(e)(p)		30,984	31,016
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.0944% 3/20/63 (d)(e)(p)		1,206,011	1,203,132
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 1/20/64 (d)(e)(p)		1,281,024	1,284,448
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3344% 12/20/63 (d)(e)(p)		4,113,965	4,126,951
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2344% 6/20/64 (d)(e)(p)		5,310,211	5,314,798
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.2344% 9/20/64 (d)(e)(p)		17,255,985	17,271,315
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1344% 12/20/62 (d)(e)(p)		189,096	188,937
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.706% 12/20/40 (d)(n)		3,619,000	4,409,666
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		259,756	19,692
Series 2016-69 Class WA, 3% 2/20/46		3,275,990	3,424,069
Series 2017-134 Class BA, 2.5% 11/20/46		3,554,127	3,666,397
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		604,892	676,453
Series 2010-160 Class DY, 4% 12/20/40		7,275,329	8,153,540
Series 2010-170 Class B, 4% 12/20/40		1,621,908	1,817,485
Series 2017-139 Class BA, 3% 9/20/47		14,670,204	15,555,231
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.8415% 5/16/34 (d)(l)(n)		110,919	22,155
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.5415% 8/17/34 (d)(l)(n)		125,680	30,008
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 30.249% 6/16/37 (d)(n)		11,283	21,266
Series 2010-116 Class QB, 4% 9/16/40		15,502,009	16,468,396
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 5/20/60 (d)(e)(p)		966,048	962,590
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.453% 7/20/41 (d)(l)(n)		618,897	112,772
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.0415% 6/16/42 (d)(l)(n)		421,906	91,911
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.4707% 4/20/39 (d)(n)		412,006	425,721
Class ST, 8.800% - 1 month U.S. LIBOR 6.604% 8/20/39 (d)(n)		1,492,035	1,547,040
Series 2013-149 Class MA, 2.5% 5/20/40		8,403,965	8,715,246
Series 2014-2 Class BA, 3% 1/20/44		7,215,240	7,716,943
Series 2014-21 Class HA, 3% 2/20/44		3,263,911	3,496,683
Series 2014-25 Class HC, 3% 2/20/44		4,980,005	5,367,246
Series 2014-5 Class A, 3% 1/20/44		4,452,255	4,761,002
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		1,727,816	1,732,493
Series 2015-H21:
Class HA, 2.5% 6/20/63 (p)		111,333	111,347
Class JA, 2.5% 6/20/65 (p)		1,766,432	1,769,100
Series 2017-186 Class HK, 3% 11/16/45		7,071,904	7,373,019
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.88% 8/20/66 (d)(e)(p)		10,857,408	10,861,593

TOTAL U.S. GOVERNMENT AGENCY			237,814,304

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $396,111,852)			403,917,695

Commercial Mortgage Securities - 3.4%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.820% 4.4855% 9/15/34 (b)(d)(e)		1,278,000	1,280,045
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		352,000	359,642
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8238% 2/14/43 (d)(l)		622	1
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)		11,600,000	12,241,321
Class ANM, 3.112% 11/5/32 (b)		14,236,000	15,068,100
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		3,196,000	3,387,817
Class CNM, 3.8425% 11/5/32 (b)(d)		1,322,000	1,398,561
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(d)		831,000	857,584
Banc of America Merrill Lynch Large Loan, Inc. floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 4.8585% 3/15/34 (b)(d)(e)		987,000	995,585
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 3.6085% 4/15/36 (b)(d)(e)		1,365,000	1,367,672
BANK:
sequential payer Series 2019-BN23 Class E, 2.5% 12/15/52 (b)		693,000	592,797
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,426,000	1,375,947
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		830,000	783,496
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)		1,024,000	947,742
Class E, 2.8% 11/15/50 (b)		1,092,000	845,883
Series 2018-BN12 Class D, 3% 5/15/61 (b)		866,000	807,269
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		735,000	695,152
Class E, 3% 11/15/61 (b)		735,000	655,280
BANK:
Series 2019-BN18:
Class D, 3% 5/15/62 (b)		336,000	319,762
Class E, 3% 5/15/62 (b)		588,000	530,463
Series 2019-BN19:
Class D, 3% 8/15/61 (b)		672,000	638,266
Class E, 3% 8/15/61 (b)		483,000	430,747
Series 2019-BN20:
Class D, 2.5% 9/15/62 (b)		1,743,000	1,600,803
Class E, 2.5% 9/15/62 (b)		399,000	338,509
Series 2019-BN21:
Class E, 2.5% 10/17/52 (b)		950,000	814,861
Class F, 2.6818% 10/17/52 (b)		1,344,000	995,986
Series 2019-BN22 Class E, 2.5% 11/15/62 (b)		693,000	593,608
Series 2019-BN24 Class E, 2.5% 11/15/62 (b)		588,000	502,979
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (d)		610,000	666,680
Class D, 3.25% 2/15/50 (b)		1,222,000	1,169,633
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9576% 7/15/49 (d)(l)		28,516,869	2,183,753
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP:
Class D, 4.2844% 9/10/28 (b)(d)		546,000	549,536
Class E, 4.2844% 9/10/28 (b)(d)		2,007,000	2,007,563
Series 2019-C5 Class F, 2.6014% 11/15/52 (b)(d)		548,000	386,636
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(l)(m)		1,652,295	0
BBCMS Mortgage Trust:
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)		868,000	900,339
Class E, 3.6089% 8/14/36 (b)(d)		637,000	617,055
Series 2020-C6 Class E, 2.4% 2/15/53 (b)		628,000	522,109
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(d)		719,000	705,310
Class 225E, 3.2943% 12/15/62 (b)(d)		485,000	460,727
Series 2018-B7:
Class D, 3% 5/15/53 (b)(d)		614,000	580,276
Class E, 3% 5/15/53 (b)(d)		614,000	534,545
Class F, 3.6103% 5/15/53 (b)(d)		1,365,000	1,122,077
Series 2019-B12 Class D, 3% 8/15/52 (b)		1,091,000	1,004,663
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.0585% 6/15/35 (b)(d)(e)		294,000	294,557
BWAY Mortgage Trust Series 2015-1740 Class E, 4.4499% 1/10/35 (b)(d)		637,000	649,863
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 4.1296% 3/15/37 (b)(d)(e)		613,000	613,763
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 3.6585% 11/25/32 (b)(d)(e)		340,000	340,213
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 2.6585% 12/15/29 (b)(d)(e)		13,462,000	13,457,953
Class C, 1 month U.S. LIBOR + 1.120% 2.7785% 12/15/29 (b)(d)(e)		10,739,000	10,749,108
Class D, 1 month U.S. LIBOR + 1.250% 2.9085% 12/15/29 (b)(d)(e)		18,197,000	18,248,396
Class G, 1 month U.S. LIBOR + 2.500% 4.1585% 12/15/29 (b)(d)(e)		1,680,000	1,680,003
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.5345% 11/15/32 (b)(d)(e)		5,594,000	5,595,749
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (b)(d)(e)		25,654,000	25,665,857
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.2835% 9/15/37 (b)(d)(e)		6,299,990	6,302,419
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 3.4585% 11/15/35 (b)(d)(e)		6,762,700	6,773,557
Class G, 1 month U.S. LIBOR + 2.050% 3.7085% 11/15/35 (b)(d)(e)		952,000	953,815
Class H, 1 month U.S. LIBOR + 3.000% 4.6585% 11/15/35 (b)(d)(e)		359,100	358,884
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.9585% 4/15/34 (b)(d)(e)		11,328,000	11,324,568
Class C, 1 month U.S. LIBOR + 1.600% 3.2585% 4/15/34 (b)(d)(e)		7,490,000	7,489,987
Class D, 1 month U.S. LIBOR + 1.900% 3.5585% 4/15/34 (b)(d)(e)		7,862,000	7,866,947
Class G, 1 month U.S. LIBOR + 3.600% 5.2585% 4/15/34 (b)(d)(e)		1,533,000	1,544,537
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.7385% 10/15/36 (b)(d)(e)		10,969,909	10,987,522
Class C, 1 month U.S. LIBOR + 1.250% 2.9085% 10/15/36 (b)(d)(e)		13,790,251	13,824,853
Class D, 1 month U.S. LIBOR + 1.450% 3.1085% 10/15/36 (b)(d)(e)		19,533,164	19,607,691
Class E, 1 month U.S. LIBOR + 1.800% 3.4585% 10/15/36 (b)(d)(e)		27,445,791	27,567,124
Class J, 1 month U.S. LIBOR + 2.650% 4.3085% 10/15/36 (b)(d)(e)		4,890,695	4,921,146
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 3.2585% 12/15/29 (b)(d)(e)		13,619,000	13,683,282
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34 (b)(d)(e)		19,667,000	19,655,119
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (b)(d)(e)		36,352,035	36,514,652
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(d)		1,681,000	1,767,511
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.3583% 6/15/35 (b)(d)(e)		533,000	532,998
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(d)		1,743,000	1,855,465
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 4.9085% 12/15/37 (b)(d)(e)		1,264,000	1,267,956
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (b)(d)		769,000	781,079
Class F, 5.4883% 4/10/29 (b)(d)		955,000	966,393
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5601% 2/10/50 (d)		1,482,000	1,641,214
Class D, 3.25% 2/10/50 (b)		1,340,000	1,286,388
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7414% 12/15/47 (b)(d)		478,000	503,313
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (b)(d)(e)		10,499,000	10,492,415
Class B, 1 month U.S. LIBOR + 1.250% 2.9085% 11/15/36 (b)(d)(e)		2,800,000	2,794,727
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (b)(d)(e)		28,667,000	28,653,564
Class B, 1 month U.S. LIBOR + 1.500% 3.1585% 6/15/34 (b)(d)(e)		5,643,000	5,634,152
Class C, 1 month U.S. LIBOR + 1.750% 3.4085% 6/15/34 (b)(d)(e)		6,376,000	6,366,004
Class E, 1 month U.S. LIBOR + 2.350% 4.0085% 6/15/34 (b)(d)(e)		2,961,000	2,957,428
Class F, 1 month U.S. LIBOR + 2.600% 4.2667% 6/15/34 (b)(d)(e)		3,822,000	3,819,693
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.7449% 1/10/36 (b)(d)		791,000	839,608
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(d)		1,306,000	1,325,917
Series 2013-GC15 Class D, 5.2139% 9/10/46 (b)(d)		2,196,000	2,352,445
Series 2015-GC29 Class XA, 1.0774% 4/10/48 (d)(l)		35,774,297	1,620,905
Series 2015-GC33 Class XA, 0.8942% 9/10/58 (d)(l)		56,440,742	2,403,806
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,507,000	1,308,767
Series 2016-P6 Class XA, 0.7931% 12/10/49 (d)(l)		51,892,523	1,740,859
Series 2019-GC41:
Class D, 3% 8/10/56 (b)		378,000	352,420
Class E, 3% 8/10/56 (b)		834,000	732,288
Series 2019-GC43 Class E, 3% 11/10/52 (b)		1,196,000	1,037,956
Series 2020-GC46:
Class D, 2.6% 1/15/53 (b)		683,000	598,242
Class E, 2.6% 1/15/53 (b)		136,000	111,313
COMM Mortgage Trust:
floater:
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 4.7085% 9/15/33 (b)(d)(e)		468,000	469,256
Class G, 1 month U.S. LIBOR + 5.050% 6.7148% 9/15/33 (b)(d)(e)		544,000	525,064
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 4.0525% 6/15/34 (b)(d)(e)		1,260,000	1,255,742
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		5,924,751	6,191,355
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		959,000	891,192
Series 2012-CR1:
Class C, 5.3199% 5/15/45 (d)		769,000	810,099
Class D, 5.3199% 5/15/45 (b)(d)		2,108,000	2,196,459
Class G, 2.462% 5/15/45 (b)		774,000	661,718
Series 2012-LC4 Class C, 5.5368% 12/10/44 (d)		166,000	174,028
Series 2013-CR10:
Class C, 4.789% 8/10/46 (b)(d)		314,000	339,706
Class D, 4.789% 8/10/46 (b)(d)		1,490,000	1,583,234
Series 2013-CR12 Class D, 5.0755% 10/10/46 (b)(d)		1,205,000	1,099,391
Series 2013-CR9 Class C, 4.2452% 7/10/45 (b)(d)		334,462	325,075
Series 2013-LC6 Class D, 4.2672% 1/10/46 (b)(d)		1,664,000	1,727,785
Series 2014-CR15 Class D, 4.7463% 2/10/47 (b)(d)		298,000	322,262
Series 2014-CR17 Class E, 4.8476% 5/10/47 (b)(d)		255,000	252,228
Series 2014-CR20 Class XA, 1.0272% 11/10/47 (d)(l)		68,642,769	2,810,098
Series 2014-LC17 Class XA, 0.7681% 10/10/47 (d)(l)		50,703,240	1,431,799
Series 2014-UBS2 Class D, 5.0023% 3/10/47 (b)(d)		994,000	969,001
Series 2014-UBS6 Class XA, 0.892% 12/10/47 (d)(l)		85,706,256	2,940,770
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)		1,538,000	1,571,272
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,079,000	1,018,298
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 6.0335% 5/10/43 (b)(d)		293,903	296,537
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		368,000	358,771
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0276% 11/10/49 (d)		619,000	662,527
Class D, 2.7776% 11/10/49 (d)		546,000	501,400
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8309% 8/15/45 (b)(d)		105,000	108,834
Class E, 4.8309% 8/15/45 (b)(d)		1,835,100	1,849,311
Class F, 4.25% 8/15/45 (b)		2,033,000	1,878,574
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		522,000	390,426
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.5385% 12/15/31 (b)(d)(e)		10,250,000	10,246,924
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (b)(d)		1,196,000	1,151,687
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		156,796	125,123
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (b)(d)(e)		46,000,000	45,999,949
Class F, 1 month U.S. LIBOR + 2.650% 4.3085% 5/15/36 (b)(d)(e)		693,000	694,738
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 5.2585% 1/15/34 (b)(d)(e)		647,000	648,229
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		11,930,000	12,823,877
Class B, 4.5349% 4/15/36 (b)		3,730,000	4,009,660
Class C, 4.782% 4/15/36 (b)(d)		2,462,000	2,639,369
Class D, 4.782% 4/15/36 (b)(d)		4,923,000	5,199,838
Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(d)		952,000	921,337
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		1,278,000	1,279,434
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(d)		1,055,000	1,083,843
Series 2017-CX9 Class D, 4.1528% 9/15/50 (b)(d)		518,000	509,229
Series 2018-CX11 Class C, 4.7916% 4/15/51 (d)		495,000	561,770
CSMC Trust Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(d)		1,363,000	1,375,936
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(d)		458,000	483,233
Class E, 4.9345% 1/10/34 (b)(d)		1,487,000	1,541,382
DBGS Mortgage Trust:
Series 2018-C1 Class D, 2.8866% 10/15/51 (b)(d)		1,512,000	1,413,477
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(d)		1,188,000	1,210,595
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6882% 11/10/46 (b)(d)		2,136,000	2,179,485
Class F, 5.6882% 11/10/46 (b)(d)		2,129,000	2,172,077
Class G, 4.652% 11/10/46 (b)		2,273,000	2,211,537
Class XB, 0.3019% 11/10/46 (b)(d)(l)		13,328,000	28,062
Series 2011-LC3A Class D, 5.3344% 8/10/44 (b)(d)		969,000	1,000,601
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)		449,000	447,550
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4912% 8/10/49 (d)		382,000	396,988
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5736% 12/25/43 (d)(l)		1,045,000	13,978
Series K012 Class X3, 2.2523% 1/25/41 (d)(l)		1,128,055	15,006
Series K013 Class X3, 2.8146% 1/25/43 (d)(l)		1,113,000	19,391
Series KAIV Class X2, 3.6147% 6/25/41 (d)(l)		574,000	20,661
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.208% 9/25/45 (b)(d)		1,156,000	1,172,019
Series 2011-K10 Class B, 4.6219% 11/25/49 (b)(d)		319,000	323,660
Series 2011-K11 Class B, 4.4179% 12/25/48 (b)(d)		478,000	486,017
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33 (q)		949,794	974,172
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4.5789% 11/21/35 (b)(d)(e)		424,000	423,933
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(d)		1,219,000	1,229,921
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.3225% 8/10/43 (b)(d)(l)		2,321,394	4,082
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 4.3085% 10/15/36 (b)(d)(e)		1,080,000	1,084,056
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 3.5331% 6/15/36 (b)(d)(e)		1,488,000	1,487,997
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.1085% 9/15/31 (b)(d)(e)		38,854,000	38,756,061
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.7485% 10/15/31 (b)(d)(e)		10,027,000	10,034,690
Series 2010-C2:
Class D, 5.1794% 12/10/43 (b)(d)		910,000	924,851
Class XA, 0.046% 12/10/43 (b)(d)(l)		1,915,047	985
Series 2011-GC3 Class D, 5.6363% 3/10/44 (b)(d)		323,000	334,201
Series 2011-GC5:
Class C, 5.3892% 8/10/44 (b)(d)		908,923	943,159
Class D, 5.3892% 8/10/44 (b)(d)		623,936	627,498
Class E, 5.3892% 8/10/44 (b)(d)		773,957	728,794
Class F, 4.5% 8/10/44 (b)		1,339,218	976,599
Series 2012-GC6:
Class D, 5.6511% 1/10/45 (b)(d)		1,837,000	1,898,594
Class E, 5% 1/10/45 (b)(d)		1,117,000	1,063,351
Series 2012-GC6I Class F, 5% 1/10/45 (d)		447,457	374,337
Series 2012-GCJ7:
Class C, 5.6856% 5/10/45 (d)		1,043,000	1,104,141
Class D, 5.6856% 5/10/45 (b)(d)		2,561,000	2,595,973
Class F, 5% 5/10/45 (b)		1,100,469	460,071
Series 2012-GCJ9:
Class D, 4.7418% 11/10/45 (b)(d)		1,910,000	1,980,801
Class E, 4.7418% 11/10/45 (b)(d)		896,000	874,337
Series 2013-GC10 Class D, 4.4028% 2/10/46 (b)(d)		586,000	600,464
Series 2013-GC12:
Class D, 4.4513% 6/10/46 (b)(d)		254,518	258,227
Class XA, 1.4176% 6/10/46 (d)(l)		16,203,189	613,735
Series 2013-GC13 Class D, 4.0832% 7/10/46 (b)(d)		1,907,000	1,923,122
Series 2013-GC16:
Class C, 5.3107% 11/10/46 (d)		421,844	467,974
Class D, 5.3107% 11/10/46 (b)(d)		1,161,000	1,272,538
Class F, 3.5% 11/10/46 (b)		970,000	848,354
Series 2014-GC20 Class XA, 1.0577% 4/10/47 (d)(l)		87,638,366	2,586,077
Series 2015-GC34 Class XA, 1.2682% 10/10/48 (d)(l)		17,622,357	1,007,012
Series 2016-GS2:
Class C, 4.5268% 5/10/49 (d)		771,000	861,879
Class D, 2.753% 5/10/49 (b)		703,000	645,607
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,935,000	1,770,314
Series 2016-GS4 Class C, 3.7992% 11/10/49 (d)		464,000	491,079
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,224,000	1,241,696
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)		3,220,000	3,249,535
Class F, 4.0667% 2/10/29 (b)(d)		3,434,000	3,452,462
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		1,720,000	1,637,317
Series 2018-GS9 Class D, 3% 3/10/51 (b)		835,000	762,920
Series 2019-GC38 Class D, 3% 2/10/52 (b)		446,000	420,865
Series 2019-GC39 Class D, 3% 5/10/52 (b)		1,176,000	1,107,494
Series 2019-GC40:
Class D, 3% 7/10/52 (b)		924,000	869,593
Class DBF, 3.5497% 7/10/52 (b)(d)		1,107,500	1,092,952
Class E, 3% 7/10/52 (b)		546,000	476,272
Series 2019-GC42:
Class D, 2.8% 9/1/52 (b)		408,000	376,691
Class E, 2.8% 9/1/52 (b)		1,092,000	933,336
Series 2019-GSA1 Class E, 2.8% 11/10/52 (b)		357,000	308,954
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)		952,000	854,256
Class SWD, 3.2185% 12/13/39 (b)		735,000	685,856
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)		1,817,000	1,884,217
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		2,130,000	2,146,822
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)		702,804	711,245
Class F, 4.101% 9/17/39 (b)		114,341	115,371
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(d)		861,000	888,876
Series 2019-55HY Class F, 2.9428% 12/10/41 (b)(d)		693,000	656,915
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.8085% 6/15/34 (b)(d)(e)		549,479	549,149
Class FFL, 1 month U.S. LIBOR + 2.850% 4.5085% 6/15/34 (b)(d)(e)		206,055	206,055
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		1,064,000	1,152,519
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 3.9085% 7/17/37 (b)(d)(e)		130,238	130,238
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 3.8585% 1/17/38 (b)(d)(e)		744,000	743,998
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/37 (b)		723,000	759,018
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 3.2585% 6/15/32 (b)(d)(e)		705,483	705,481
Class E, 1 month U.S. LIBOR + 3.000% 4.6585% 6/15/35 (b)(d)(e)		57,714	57,713
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 3.8185% 7/15/36 (b)(d)(e)		1,029,000	1,030,961
Class F, 1 month U.S. LIBOR + 3.000% 4.6585% 7/15/36 (b)(d)(e)		336,000	336,843
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7505% 4/15/47 (d)(l)		7,946,441	163,163
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		194,000	179,261
Series 2014-C26 Class D, 3.8815% 1/15/48 (b)(d)		758,000	759,521
Series 2015-C30 Class XA, 0.5154% 7/15/48 (d)(l)		46,268,243	1,129,894
Series 2015-C32 Class C, 4.6559% 11/15/48 (d)		1,942,000	2,104,060
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4385% 12/15/49 (b)(d)		1,251,000	1,187,422
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0903% 12/15/49 (d)		603,000	613,087
Class D, 3.0903% 12/15/49 (b)(d)		1,242,000	1,174,239
Series 2017-C7:
Class C, 4.1843% 10/15/50 (d)		347,000	378,550
Class D, 3% 10/15/50 (b)		602,000	546,010
Series 2018-C8 Class D, 3.2444% 6/15/51 (b)(d)		406,000	384,498
Series 2019-COR6:
Class D, 2.5% 11/13/52 (b)		567,000	523,032
Class E, 2.5% 11/13/52 (b)		1,092,000	952,184
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.132% 6/15/45 (d)		159,000	166,698
Class D, 5.132% 6/15/45 (b)(d)		886,000	912,319
Class E, 5.132% 6/15/45 (b)(d)		1,135,000	1,108,747
Class F, 4% 6/15/45 (b)		1,124,000	894,228
Class G 4% 6/15/45 (b)		1,233,000	736,150
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.664% 2/15/46 (b)(d)		1,156,000	1,153,729
Class G, 4.409% 2/15/46 (b)(d)		368,000	315,701
Class H, 4.409% 2/15/46 (b)(d)		828,000	611,516
Class J, 4.409% 2/15/46 (b)(d)(m)		106,000	58,202
Series 2011-C4:
Class E, 5.5405% 7/15/46 (b)(d)		1,398,000	1,446,409
Class F, 3.873% 7/15/46 (b)		166,000	167,746
Class H, 3.873% 7/15/46 (b)		784,250	766,759
Class NR, 3.873% 7/15/46 (b)		420,000	359,636
Series 2011-C5:
Class B. 5.4178% 8/15/46 (b)(d)		726,000	760,411
Class C, 5.4178% 8/15/46 (b)(d)		414,648	431,819
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)		1,025,000	1,060,511
Class D, 4.1676% 4/15/46 (d)		1,638,000	1,500,774
Class F, 3.25% 4/15/46 (b)(d)		1,851,000	883,296
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)		945,000	660,470
Class E, 3.8046% 6/10/27 (b)(d)(m)		1,519,000	610,086
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)		1,253,000	1,254,234
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(d)		743,000	767,967
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		2,322,000	2,520,411
Class DFX, 5.3503% 7/5/33 (b)		3,571,000	3,882,741
Class EFX, 5.5422% 7/5/33 (b)		4,886,000	5,269,995
Class XAFX, 1.116% 7/5/33 (b)(d)(l)		35,039,000	1,255,738
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(d)		1,071,000	1,144,705
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 3.6585% 5/15/36 (b)(d)(e)		1,113,000	1,107,430
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(d)		1,339,000	1,352,579
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(d)		375,000	419,199
Class E, 4.6485% 2/10/36 (b)(d)		942,000	1,023,471
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (b)(d)		21,579	21,499
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(d)		819,000	787,024
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/6/30 (b)(d)		475,000	459,328
Class E, 3.4767% 2/6/30 (b)(d)		349,000	316,370
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	729,517
Series 2012-C5 Class E, 4.6769% 8/15/45 (b)(d)		288,000	300,882
Series 2012-C6 Class D, 4.6074% 11/15/45 (b)(d)		1,469,000	1,541,256
Series 2012-C6, Class F, 4.6074% 11/15/45 (b)(d)		693,000	693,895
Series 2013-C12 Class D, 4.7657% 10/15/46 (b)(d)		1,299,000	1,354,678
Series 2013-C13:
Class D, 4.9073% 11/15/46 (b)(d)		1,579,000	1,666,251
Class E, 4.9073% 11/15/46 (b)(d)		785,081	811,934
Series 2013-C7:
Class C, 4.1222% 2/15/46 (d)		308,000	321,512
Class D, 4.2382% 2/15/46 (b)(d)		966,000	969,557
Class E, 4.2382% 2/15/46 (b)(d)		391,000	354,033
Series 2013-C8 Class D, 4.0564% 12/15/48 (b)(d)		504,000	520,654
Series 2013-C9:
Class C, 4.0342% 5/15/46 (d)		920,000	972,132
Class D, 4.1222% 5/15/46 (b)(d)		1,700,000	1,769,581
Class E, 4.1222% 5/15/46 (b)(d)		722,000	728,380
Series 2014-C17 Class XA, 1.1084% 8/15/47 (d)(l)		82,022,121	3,010,269
Series 2015-C25 Class XA, 1.0925% 10/15/48 (d)(l)		29,463,382	1,365,065
Series 2016-C30:
Class C, 4.1234% 9/15/49 (d)		266,000	285,610
Class D, 3% 9/15/49 (b)		495,000	443,616
Series 2016-C31:
Class C, 4.3132% 11/15/49 (d)		603,000	641,909
Class D, 3% 11/15/49 (b)(d)		772,000	680,573
Series 2016-C32 Class C, 4.2913% 12/15/49 (d)		415,000	443,752
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		947,000	899,660
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (b)(d)(e)		13,540,000	13,506,009
Class F, 1 month U.S. LIBOR + 2.600% 4.2585% 3/15/34 (b)(d)(e)		1,890,000	1,887,716
Class G, 1 month U.S. LIBOR + 3.150% 4.8085% 3/15/34 (b)(d)(e)		420,000	419,493
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		30,766,000	32,409,104
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(d)		16,483	16,661
Series 2011-C1 Class E, 5.3746% 9/15/47 (b)(d)		530,100	544,686
Series 2011-C2:
Class D, 5.4876% 6/15/44 (b)(d)		1,788,000	1,812,636
Class E, 5.4876% 6/15/44 (b)(d)		839,000	823,644
Class F, 5.4876% 6/15/44 (b)(d)		748,000	709,758
Class XB, 0.3281% 6/15/44 (b)(d)(l)		5,014,010	19,222
Series 2011-C3:
Class AJ, 5.2445% 7/15/49 (b)(d)		7,800,000	8,124,976
Class D, 5.2445% 7/15/49 (b)(d)		2,163,000	2,200,542
Class E, 5.2445% 7/15/49 (b)(d)		1,210,000	1,212,731
Class F, 5.2445% 7/15/49 (b)(d)		332,000	325,608
Class G, 5.2445% 7/15/49 (b)(d)		1,123,200	1,051,805
Series 2012-C4 Class D, 5.4192% 3/15/45 (b)(d)		425,000	427,403
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)		418,000	455,142
Class F, 4.295% 9/9/32 (b)(d)		734,000	772,887
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(d)		915,000	935,948
Series 2015-MS1:
Class C, 4.0311% 5/15/48 (d)		468,000	496,630
Class D, 4.0311% 5/15/48 (b)(d)		1,371,000	1,356,397
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		883,000	819,195
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,456,000	1,386,865
Class D, 3.9049% 11/15/49 (d)		603,000	650,258
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.2585% 11/15/34 (b)(d)(e)		822,000	823,319
Series 2018-H4 Class A4, 4.31% 12/15/51		7,706,000	9,093,097
Series 2018-MP Class E, 4.276% 7/11/40 (b)(d)		1,318,000	1,388,342
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)		4,445,000	4,614,858
Class C, 3.1771% 11/10/36 (b)		4,265,000	4,370,919
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6528% 7/15/33 (b)(d)		69,750	72,425
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 8.585% 8/15/24 (b)(d)(e)		463,738	468,430
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.9085% 8/15/34 (b)(d)(e)		2,831,838	2,842,622
MRCD Series 2019-PARK Class G, 2.7175% 12/15/36 (b)		966,000	904,578
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 3.8085% 10/15/37 (b)(d)(e)		679,000	678,588
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(d)		1,294,242	1,308,315
Class B, 4.181% 11/15/34 (b)		4,567,900	4,653,306
Class C, 5.205% 11/15/34 (b)		3,195,150	3,279,723
Class D, 6.55% 11/15/34 (b)		2,313,700	2,381,681
Class E, 6.8087% 11/15/34 (b)		561,000	558,442
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)		311,000	349,518
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 3.7085% 12/15/33 (b)(d)(e)		742,000	740,138
Natixis Commercial Mortgage Securities Series 2019-10K Class F, 4.1346% 5/15/39 (b)(d)		1,374,000	1,375,096
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.427% 6/15/35 (b)(d)(e)		132,000	132,322
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.427% 6/15/35 (b)(d)(e)		128,000	127,580
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(d)		307,000	308,511
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 4.6585% 11/15/34 (b)(d)(e)		245,000	243,155
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(d)		735,000	745,552
Class AMZ3, 3.5% 1/15/37 (b)(d)		336,000	333,376
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 4.6585% 11/15/35 (b)(d)(e)		1,385,000	1,390,270
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (b)		546,000	563,421
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,086,353	1,373,444
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (b)(d)(e)		8,601,093	8,603,755
Class B, 1 month U.S. LIBOR + 1.550% 3.2085% 3/15/36 (b)(d)(e)		12,500,000	12,511,686
Class C, 1 month U.S. LIBOR + 2.100% 3.7585% 3/15/36 (b)(d)(e)		20,234,000	20,278,592
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(d)		1,289,000	1,290,081
Class G, 3.8518% 3/15/37 (b)(d)		356,000	342,225
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (b)(d)		814,000	780,858
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5247% 8/15/39 (d)		1,110,000	1,089,906
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5702% 5/10/45 (b)(d)		989,000	1,011,387
Class E, 5% 5/10/45 (b)(d)		595,000	494,270
Class F, 5% 5/10/45 (b)(d)		762,700	322,100
Series 2017-C7 Class XA, 1.0558% 12/15/50 (d)(l)		53,604,598	3,438,767
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)		746,000	743,750
Series 2012-WRM:
Class C, 4.238% 6/10/30 (b)(d)		110,000	112,329
Class E, 4.238% 6/10/30 (b)(d)		849,000	835,157
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(d)		828,000	852,215
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	180,261
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 4.36% 1/15/35 (b)(d)(e)		441,000	441,858
Series 2010-C1 Class XB, 0.5867% 11/15/43 (b)(d)(l)		15,792,848	43,326
Series 2012-LC5:
Class C, 4.693% 10/15/45 (d)		362,000	383,284
Class D, 4.7597% 10/15/45 (b)(d)		1,939,000	2,041,663
Class E, 4.7597% 10/15/45 (b)(d)		869,082	884,058
Class F, 4.7597% 10/15/45 (b)(d)		252,000	241,383
Series 2015-C31 Class XA, 1.0142% 11/15/48 (d)(l)		23,264,771	1,122,418
Series 2015-NXS4 Class E, 3.6698% 12/15/48 (b)(d)		645,000	590,182
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	452,511
Class D, 3% 8/15/49 (b)		487,000	395,746
Series 2016-C34 Class XA, 2.1276% 6/15/49 (d)(l)		21,192,262	1,882,322
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,739,000	1,571,504
Series 2016-LC25 Class C, 4.4183% 12/15/59 (d)		575,000	624,612
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,337,000	1,244,268
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		595,000	584,705
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	439,502
Series 2018-C46 Class XA, 0.9441% 8/15/51 (d)(l)		47,017,109	2,686,210
Series 2018-C48 Class A5, 4.302% 1/15/52		6,748,000	7,934,157
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.3783% 6/15/46 (b)(d)(e)		19,520,585	19,534,837
sequential payer Series 2011-C4I Class G, 5% 6/15/44		372,000	289,612
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		229,000	236,037
Class D, 5.6803% 3/15/44 (b)(d)		949,000	662,742
Class E, 5% 3/15/44 (b)		733,000	219,900
Class F, 5% 3/15/44 (b)		761,000	38,011
Series 2011-C4:
Class D, 5.2297% 6/15/44 (b)(d)		474,000	485,280
Class E, 5.2297% 6/15/44 (b)(d)		335,432	336,475
Series 2011-C5:
Class C, 5.6608% 11/15/44 (b)(d)		160,000	168,478
Class D, 5.6608% 11/15/44 (b)(d)		1,195,000	1,247,092
Class E, 5.6608% 11/15/44 (b)(d)		1,880,000	1,940,940
Class F, 5.25% 11/15/44 (b)(d)		1,146,000	1,140,697
Class G, 5.25% 11/15/44 (b)(d)		376,000	347,811
Class XA, 1.6869% 11/15/44 (b)(d)(l)		2,199,588	42,701
Series 2012-C6 Class D, 5.5786% 4/15/45 (b)(d)		702,000	743,194
Series 2012-C7:
Class C, 4.8128% 6/15/45 (d)		1,226,000	1,259,737
Class E, 4.8128% 6/15/45 (b)(d)		2,074,312	1,527,916
Class F, 4.5% 6/15/45 (b)		421,434	225,099
Class G, 4.5% 6/15/45 (b)		1,242,487	448,857
Series 2012-C8:
Class D, 4.8848% 8/15/45 (b)(d)		524,000	547,751
Class E, 4.8848% 8/15/45 (b)(d)		367,000	376,712
Series 2013-C11:
Class D, 4.2606% 3/15/45 (b)(d)		801,251	832,309
Class E, 4.2606% 3/15/45 (b)(d)		1,774,872	1,811,846
Series 2013-C13 Class D, 4.139% 5/15/45 (b)(d)		580,000	600,451
Series 2013-C16 Class D, 5.0335% 9/15/46 (b)(d)		211,000	212,827
Series 2013-UBS1 Class D, 4.7383% 3/15/46 (b)(d)		830,625	877,566
Series 2014-C21 Class XA, 1.0362% 8/15/47 (d)(l)		55,124,161	2,071,130
Series 2014-C24 Class XA, 0.8369% 11/15/47 (d)(l)		19,205,199	593,577
Series 2014-LC14 Class XA, 1.2075% 3/15/47 (d)(l)		34,675,055	1,310,783
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(d)		348,000	352,846
Class F, 3.5955% 11/10/36 (b)(d)		1,960,000	1,893,832
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)		528,000	470,941
Class PR2, 3.516% 6/5/35 (b)(d)		1,378,000	1,178,459
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $953,663,893)			972,798,024

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		1,690,000	2,753,618
7.5% 4/1/34		5,800,000	9,614,022
7.55% 4/1/39		11,940,000	20,504,084
Series 2010, 7.625% 3/1/40		6,440,000	10,985,030
7.3% 10/1/39		17,580,000	28,457,977
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		715,000	736,464
Series 2010 C1, 7.781% 1/1/35		8,885,000	12,422,652
Series 2012 B, 5.432% 1/1/42		2,095,000	2,495,334
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		13,479,273	14,260,397
5.1% 6/1/33		40,165,000	46,993,050
Series 2010-1, 6.63% 2/1/35		7,610,000	9,569,042
Series 2010-3:
6.725% 4/1/35		11,345,000	14,220,163
7.35% 7/1/35		5,200,000	6,720,168
Series 2010-5, 6.2% 7/1/21		2,080,000	2,152,259
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		27,425,000	35,809,371
TOTAL MUNICIPAL SECURITIES
(Cost $188,380,887)			217,693,631

Foreign Government and Government Agency Obligations - 1.1%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$312,000	$322,140
5.875% 6/11/25 (b)		410,000	429,988
6.125% 1/31/22 (b)		5,337,000	5,520,459
6.2004% 3/1/24 (b)		310,000	328,600
7.0529% 1/15/32 (b)		385,000	391,738
7.5% 1/31/27 (b)		8,772,000	9,780,780
7.6003% 3/1/29 (b)		3,340,000	3,581,106
7.903% 2/21/48 (b)		806,000	816,579
8.5% 1/31/47 (b)		1,586,000	1,701,481
8.7002% 3/1/49 (b)		270,000	290,334
Argentine Republic:
5.625% 1/26/22		6,185,000	2,895,353
6.875% 4/22/21		16,696,000	8,301,043
7.5% 4/22/26		12,252,000	5,371,736
8.28% 12/31/33		2,053,986	1,101,450
Azerbaijan Republic 4.75% 3/18/24 (b)		910,000	972,563
Bahamian Republic 6% 11/21/28 (b)		373,000	424,637
Bahrain Kingdom 5.5% 3/31/20 (b)		495,000	494,381
Barbados Government:
6.5% 2/1/21 (b)		165,000	165,083
6.5% 10/1/29 (b)		1,645,000	1,742,158
Belarus Republic:
6.875% 2/28/23 (b)		2,961,000	3,175,673
7.625% 6/29/27 (b)		243,000	278,235
Bermuda Government:
3.717% 1/25/27 (b)		755,000	812,569
4.75% 2/15/29 (b)		1,565,000	1,818,823
Brazilian Federative Republic:
4.25% 1/7/25		6,374,000	6,951,644
4.75% 1/14/50		3,895,000	4,122,614
5.625% 1/7/41		7,661,000	9,051,950
5.625% 2/21/47		809,000	968,525
7.125% 1/20/37		540,000	725,625
8.25% 1/20/34		5,474,000	7,911,641
Buenos Aires Province 10.875% 1/26/21 (b)		2,021,667	970,400
Cameroon Republic 9.5% 11/19/25 (b)		3,871,000	4,337,939
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		450,000	380,250
8.95% 2/19/21 (b)		635,120	633,532
Costa Rican Republic 4.25% 1/26/23 (b)		1,215,000	1,211,963
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		331,000	328,104
6.25% 10/4/20 (b)		1,584,000	1,597,860
6.25% 7/27/21 (b)		535,000	542,356
Dominican Republic:
4.5% 1/30/30 (b)		960,000	960,000
5.5% 1/27/25 (b)		710,000	761,253
5.875% 1/30/60 (b)		860,000	850,110
5.95% 1/25/27 (b)		551,000	602,656
6% 7/19/28 (b)		1,126,000	1,240,711
6.4% 6/5/49 (b)		575,000	607,523
6.85% 1/27/45 (b)		788,000	876,404
6.875% 1/29/26 (b)		2,717,000	3,087,191
7.45% 4/30/44 (b)		1,639,000	1,938,630
Ecuador Republic 10.5% 3/24/20 (b)		475,000	470,547
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		260,000	274,463
6.375% 1/18/27 (b)		2,165,000	2,322,639
7.1246% 1/20/50 (b)		670,000	699,522
7.625% 9/21/34 (b)		450,000	490,922
7.75% 1/24/23 (b)		1,125,000	1,227,305
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		1,210,000	1,233,066
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		605,000	609,727
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		235,000	248,806
Ghana Republic:
6.375% 2/11/27 (b)		940,000	928,250
7.875% 3/26/27 (b)		655,000	690,206
Greek Government 3.875% 3/12/29 (Reg. S) (b)	EUR	2,100,000	2,806,737
Indonesian Republic:
2.625% 6/14/23	EUR	5,863,000	6,941,712
3.5% 2/14/50		950,000	956,147
4.35% 1/11/48		1,225,000	1,387,695
5.125% 1/15/45 (b)		2,450,000	3,060,203
5.25% 1/17/42 (b)		660,000	830,569
5.95% 1/8/46 (b)		985,000	1,363,302
6.75% 1/15/44 (b)		690,000	1,030,581
7.75% 1/17/38 (b)		2,268,000	3,524,279
8.5% 10/12/35 (b)		2,280,000	3,693,691
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		286,000	320,617
Ivory Coast 5.75% 12/31/32		3,073,725	2,969,987
Jamaican Government:
6.75% 4/28/28		155,000	181,350
7.875% 7/28/45		430,000	582,516
Jordanian Kingdom 6.125% 1/29/26 (b)		750,000	801,797
Kazakhstan Republic 6.5% 7/21/45 (b)		185,000	281,663
Kingdom of Saudi Arabia:
4.5% 10/26/46 (b)		825,000	943,388
4.625% 10/4/47 (b)		2,070,000	2,416,725
Lebanese Republic:
5.8% 4/14/20		1,564,000	619,246
6.375% 3/9/20		3,526,000	1,590,667
Mendoza Province 8.375% 5/19/24 (b)		220,000	159,500
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		7,200,000	8,665,200
5.1% 3/28/35(Reg. S)		2,800,000	3,369,800
5.25% 6/23/47 (b)		6,400,000	8,280,000
5.25% 6/23/47(Reg. S)		600,000	776,250
5.625% 4/4/42 (b)		1,250,000	1,652,344
5.875% 9/16/43 (b)		540,000	740,475
Mongolian People's Republic 8.75% 3/9/24 (b)		322,000	357,521
Moroccan Kingdom:
4.25% 12/11/22 (b)		1,315,000	1,384,038
5.5% 12/11/42 (b)		200,000	253,875
Papua New Guinea 8.375% 10/4/28 (b)		860,000	929,875
Peruvian Republic 4% 3/7/27 (m)(r)		866,000	871,415
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	291,844
Province of Santa Fe 7% 3/23/23 (b)		3,389,000	2,677,310
Provincia de Cordoba:
7.125% 6/10/21 (b)		5,117,000	3,850,543
7.45% 9/1/24 (b)		1,893,000	1,266,890
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,001,000	6,640,011
Republic of Kenya 6.875% 6/24/24 (b)		2,005,000	2,141,591
Republic of Nigeria:
6.5% 11/28/27 (b)		1,155,000	1,149,225
7.625% 11/21/25 (b)		3,230,000	3,536,850
Republic of Paraguay 5.4% 3/30/50 (b)		170,000	204,085
Rwanda Republic 6.625% 5/2/23 (b)		1,643,000	1,758,009
South African Republic 4.875% 4/14/26		195,000	203,958
State of Qatar:
4% 3/14/29 (b)		1,145,000	1,301,364
4.817% 3/14/49 (b)		3,895,000	4,974,645
5.103% 4/23/48 (b)		2,610,000	3,464,775
9.75% 6/15/30 (b)		917,000	1,520,787
Sultanate of Oman:
3.625% 6/15/21 (b)		400,000	399,750
3.875% 3/8/22 (b)		1,245,000	1,251,225
4.75% 6/15/26 (b)		1,015,000	988,356
5.375% 3/8/27 (b)		250,000	249,453
6.75% 1/17/48 (b)		569,000	536,638
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		690,000	707,466
5.625% 12/5/22 (b)		465,000	478,950
Turkish Republic:
3.25% 3/23/23		6,030,000	5,741,691
4.25% 3/13/25		1,065,000	990,450
5.125% 3/25/22		10,530,000	10,559,616
5.25% 3/13/30		675,000	612,563
5.75% 5/11/47		2,303,000	1,963,308
6.25% 9/26/22		11,590,000	11,948,566
6.35% 8/10/24		755,000	775,055
7.25% 12/23/23		1,744,000	1,848,095
Ukraine Government:
7.375% 9/25/32 (b)		1,000,000	1,073,125
7.75% 9/1/20 (b)		8,990,000	9,133,840
7.75% 9/1/21 (b)		13,125,000	13,814,063
7.75% 9/1/22 (b)		1,394,000	1,498,550
7.75% 9/1/23 (b)		875,000	945,875
7.75% 9/1/24 (b)		1,485,000	1,608,998
7.75% 9/1/26 (b)		640,000	700,800
7.75% 9/1/27 (b)		495,000	540,788
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (Reg. S) (h)(j)	GBP	1,470,991	2,173,949
1.75% 1/22/49(Reg. S) (j)	GBP	2,185,000	3,378,063
4.25% 3/7/36 (Reg. S)	GBP	21,672	42,531
4.25% 12/7/49 (Reg. S) (j)	GBP	1,475,717	3,526,229
United Mexican States:
3.25% 4/16/30		1,145,000	1,175,343
5.75% 10/12/10		2,950,000	3,721,609
6.05% 1/11/40		5,505,000	7,414,547
Uzbekistan Republic of 4.75% 2/20/24 (b)		145,000	153,020
Venezuelan Republic:
9.25% 9/15/27 (f)		7,846,000	1,216,130
11.95% 8/5/31 (Reg. S) (f)		1,641,700	254,464
12.75% 8/23/22 (f)		350,400	54,312
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.8476% 3/13/28 (d)(e)		124,000	124,629
5.5% 3/12/28		3,984,367	3,947,013
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $312,188,906)			304,845,355
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (s)		32,596	67,474
iHeartMedia, Inc. (s)		13,857	209,379
iHeartMedia, Inc. warrants 5/1/39 (s)		5	76
			276,929
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (m)(s)		1	34,600

TOTAL COMMUNICATION SERVICES			311,529

CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (m)		2,055	257
David's Bridal, Inc. rights (m)(s)		518	65
			322
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Expro Holdings U.S., Inc. (m)(s)		179,923	2,338,999
Expro Holdings U.S., Inc. (b)(m)(s)		66,030	858,390
Weatherford International PLC (s)		22,380	467,742
			3,665,131
FINANCIALS - 0.0%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (s)		1	8
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (m)(s)		2,500	72,900
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (m)		88,700	3,405,193
TOTAL COMMON STOCKS
(Cost $10,999,045)			7,455,083

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		20,725	556,674
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50% (d)		40,400	999,092
MFA Financial, Inc. Series B, 7.50%		24,975	622,702
			1,621,794
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	699,192
Boston Properties, Inc. 5.25%		11,150	280,646
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	43,479
Series C, 6.50%		26,075	611,980
Colony Capital, Inc.:
Series H, 7.125%		29,400	650,034
Series I, 7.15%		30,500	674,660
National Storage Affiliates Trust Series A, 6.00%		12,600	337,554
PS Business Parks, Inc. Series W, 5.20%		14,075	354,549
Public Storage Series F, 5.15%		39,800	1,010,522
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	767,550
SITE Centers Corp. Series K, 6.25%		21,323	519,855
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	459,740
Taubman Centers, Inc. Series J, 6.50%		14,513	368,195
UMH Properties, Inc. Series C, 6.75%		14,184	351,054
			7,129,010

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,750,804

TOTAL PREFERRED STOCKS
(Cost $9,057,694)			9,307,478
		Principal Amount(a)	Value

Bank Loan Obligations - 4.2%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.11% 12/11/26 (d)(e)(t)		3,120,000	3,084,900
Front Range BidCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 2/20/27 (e)(t)(u)		8,805,000	8,588,045
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6/15/24 (e)(t)(u)		11,975,640	11,995,639
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/4/26 (d)(e)(t)		2,245,000	2,242,194
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 3/1/27 (d)(e)(t)		3,326,727	3,247,717
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.1034% 11/1/24 (d)(e)(t)		2,497,149	2,010,205
3 month U.S. LIBOR + 8.250% 9.8534% 11/1/25 (d)(e)(t)		3,586,000	1,630,734
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 7/31/25 (d)(e)(t)		4,879,395	4,690,318
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.346% 1/31/26 (d)(e)(t)		987,374	957,753
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.6585% 8/14/26 (d)(e)(t)		2,516,150	2,459,537
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.11% 2/26/21 (d)(e)(t)		1,500,000	1,499,070
			42,406,112
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2309% 2/10/27 (d)(e)(t)		4,750,000	4,666,875
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.61% 4/22/26 (d)(e)(t)		2,481,250	2,395,969
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/8/22 (d)(e)(t)		2,214,339	2,020,584
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 7/8/23 (d)(e)(t)		296,000	248,344
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.8534% 2/28/25 (d)(e)(t)		5,328,181	4,917,165
3 month U.S. LIBOR + 2.500% 4.1034% 9/20/26 (d)(e)(t)		748,125	692,016
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1289% 1/23/25 (d)(e)(t)		1,497,919	1,482,940
			16,423,893
Interactive Media & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.36% 10/19/23 (d)(e)(t)		3,082,052	2,835,487
Media - 0.3%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.3894% 1/31/26 (d)(e)(t)		2,479,295	2,384,785
3 month U.S. LIBOR + 2.750% 4.4119% 7/15/25 (d)(e)(t)		929,552	896,441
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 8/15/25 (d)(e)(t)		3,097,755	3,078,394
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.36% 5/1/24 (d)(e)(t)		633,133	634,121
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 6/7/23 (d)(e)(t)		3,820,734	3,517,482
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.36% 2/1/27 (d)(e)(t)		14,757,053	14,535,697
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 1/31/28 (d)(e)(t)		5,465,000	5,403,519
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.1585% 4/15/27 (d)(e)(t)		4,375,000	4,320,313
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9085% 1/15/26 (d)(e)(t)		1,261,260	1,241,559
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 3/31/26 (d)(e)(t)		623,438	609,410
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.88% 8/24/26 (d)(e)(t)		7,860,300	7,152,873
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 11/17/24 (d)(e)(t)		1,844,173	1,818,816
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.125% 2/19/26 (d)(e)(t)		1,351,995	1,308,055
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.655% 5/1/26 (d)(e)(t)		1,375,000	1,347,500
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.625% 12/18/24 (d)(e)(t)		3,319,095	3,273,457
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 3.1663% 1/30/27 (d)(e)(t)		1,250,000	1,245,938
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6585% 10/22/26 (d)(e)(t)		2,635,000	2,643,775
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.59% 1/15/25 (d)(e)(t)		517,088	512,889
NEP/NCP Holdco, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 10/19/26 (d)(e)(t)		478,000	420,640
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9085% 7/17/25 (d)(e)(t)		4,747,727	4,686,339
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.405% 9/19/26 (d)(e)(t)		4,533,638	4,488,301
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.6709% 10/4/23 (d)(e)(t)		1,732,188	1,713,792
Outfront Media Capital LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4028% 11/28/26 (d)(e)(t)		1,250,000	1,239,063
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 10/17/26 (d)(e)(t)		2,250,000	2,238,750
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 8/31/25 (e)(m)(t)(u)		375,000	373,125
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.16% 9/30/26 (d)(e)(t)		2,199,488	2,155,498
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 8/24/24 (d)(e)(t)		3,467,658	3,473,726
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 4.1585% 1/31/28 (d)(e)(t)		3,500,000	3,435,845
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8894% 8/19/23 (d)(e)(t)		13,071,011	12,613,525
			92,763,628
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (d)(e)(t)		18,395,000	18,134,343
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (d)(e)(t)		2,230,000	2,242,733
Tranche B-5, term loan 6.625% 1/2/24 (t)		3,017,000	3,032,085
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1034% 2/10/24 (d)(e)(t)		1,703,850	1,526,649
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.36% 4/11/25 (d)(e)(t)		1,980,838	1,956,077
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.625% 2/2/24 (d)(e)(t)		1,732,500	1,717,341
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1875% 2/3/24 (d)(e)(t)		846,427	837,963
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8725% 3/9/23 (d)(e)(t)		2,816,665	2,573,727
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.36% 11/22/26 (d)(e)(t)		1,125,000	1,108,125
			33,129,043

TOTAL COMMUNICATION SERVICES			187,558,163

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 11/27/20 (d)(e)(t)		2,818,289	2,475,388
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 11/27/21 (d)(e)(t)		1,015,000	571,780
			3,047,168
Automobiles - 0.0%
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8968% 4/18/25 (d)(e)(t)		1,532,645	1,530,729
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 6/11/26 (d)(e)(t)		1,041,693	1,031,276
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2764% 6/11/26 (d)(e)(t)(v)		205,631	203,575
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.155% 4/30/25 (d)(e)(t)		1,882,335	1,581,161
			2,816,012
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 11/7/23 (d)(e)(t)		934,527	931,415
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/26/26 (d)(e)(t)		1,375,000	1,365,265
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.87% 7/3/20 (d)(e)(t)		1,547,725	1,498,972
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6132% 7/30/26 (d)(e)(t)		2,605,984	2,609,371
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 8/22/25 (d)(e)(t)		637,000	631,159
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 2/21/25 (d)(e)(t)		4,875,316	4,789,998
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0522% 3/13/25 (d)(e)(t)		1,644,822	1,622,897
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1585% 1/3/27 (d)(e)(t)		3,740,398	3,743,914
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0926% 11/14/22 (d)(e)(t)		6,435,971	6,318,000
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 7/30/25 (d)(e)(t)		1,734,331	1,708,316
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 5/15/23 (d)(e)(t)		34,131	32,808
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.8534% 5/14/22 (d)(e)(t)		458,663	452,929
3 month U.S. LIBOR + 3.250% 4.8534% 5/14/22 (d)(e)(t)		2,631,366	2,598,474
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 5/14/23 (d)(e)(t)		194,870	187,318
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.72% 11/29/24 (d)(e)(t)		3,755,578	3,743,072
			32,233,908
Hotels, Restaurants & Leisure - 0.5%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 7/1/23 (d)(e)(t)		1,181,629	1,143,226
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3626% 2/1/26 (d)(e)(t)		1,939,464	1,890,978
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 7/31/24 (d)(e)(t)		2,132,191	2,089,547
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 2/15/24 (d)(e)(t)		1,116,143	1,099,401
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 3/11/25 (d)(e)(t)		3,416,809	3,386,912
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 1/15/27 (d)(e)(t)		1,750,000	1,737,978
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.5766% 10/19/24 (d)(e)(t)		2,149,689	2,101,321
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8293% 9/15/23 (d)(e)(t)		875,232	862,471
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 11/19/26 (d)(e)(t)		3,000,000	2,947,500
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 12/22/24 (d)(e)(t)		16,035,775	15,447,743
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 8/8/21 (d)(e)(t)		638,060	636,784
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.1034% 8/30/26 (d)(e)(t)		1,620,938	1,530,441
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 4/18/24 (d)(e)(t)		2,101,160	2,073,152
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 2/1/24 (d)(e)(t)		10,615,709	10,244,159
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8894% 4/17/24 (d)(e)(t)		1,043,533	1,037,668
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 9/8/24 (d)(e)(t)		794,000	791,523
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 3/8/24 (d)(e)(t)		3,628,494	3,566,519
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 11/30/23 (d)(e)(t)		4,506,315	4,423,714
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1453% 3/15/24 (d)(e)(t)		1,886,918	1,839,745
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 3/13/25 (d)(e)(t)		1,832,446	1,786,634
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.62% 10/20/24 (d)(e)(t)		6,516,788	6,370,161
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1199% 10/4/23 (d)(e)(t)		8,982,342	8,793,353
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3768% 6/21/26 (d)(e)(t)		2,928,862	2,893,891
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4085% 4/3/25 (d)(e)(t)		1,849,839	1,829,602
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3632% 6/10/22 (d)(e)(t)		3,269,032	3,216,728
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3952% 8/31/25 (d)(e)(t)		2,058,445	2,056,736
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 10/14/23 (d)(e)(t)		748,342	720,901
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3894% 10/18/26 (d)(e)(t)		2,241,090	2,226,523
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 5/29/26 (d)(e)(t)		1,466,710	1,453,876
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 10/15/25 (d)(e)(t)		1,533,699	1,510,694
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.1708% 3/1/26 (d)(e)(t)		2,109,063	1,699,904
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.35% 4/27/24 (d)(e)(t)		303,861	281,071
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4605% 5/10/26 (d)(e)(m)(t)		746,250	746,250
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.6034% 12/10/24 (d)(e)(t)		5,125,000	5,125,000
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.8534% 7/28/21 (d)(e)(t)		1,485,972	1,404,243
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.61% 5/11/24 (d)(e)(t)		578,378	578,378
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 7/6/24 (d)(e)(t)		2,371,999	2,348,279
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 7/10/25 (d)(e)(t)		7,577,302	7,551,236
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.86% 2/7/27 (d)(e)(t)		4,470,649	4,362,594
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 5/29/26 (d)(e)(t)		5,127,150	3,890,225
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 5/28/27 (d)(e)(t)		1,250,000	875,000
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 12/30/26 (e)(t)(u)(v)		206,568	205,277
3 month U.S. LIBOR + 4.000% 5.6034% 12/30/26 (d)(e)(t)		1,668,432	1,658,005
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.1034% 12/30/27 (d)(e)(m)(t)		500,000	500,000
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4162% 8/3/26 (d)(e)(t)		4,982,513	4,882,862
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 5/30/25 (d)(e)(t)		2,484,550	2,458,462
			130,276,667
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 9/25/24 (d)(e)(t)		29,124,786	27,814,171
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 1/29/27 (d)(e)(t)		635,000	622,300
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 8/19/23 (d)(e)(t)		2,667,760	2,529,384
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1126% 11/8/24 (d)(e)(t)		3,117,372	3,055,025
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1477% 12/12/26 (d)(e)(t)		6,500,000	6,445,855
			40,466,735
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.1528% 1/4/26 (d)(e)(t)		1,283,400	1,276,983
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1034% 12/21/25 (d)(e)(t)		1,612,813	1,472,498
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 12/15/24 (d)(e)(t)		3,121,734	2,989,060
			5,738,541
Specialty Retail - 0.0%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.655% 7/2/22 (d)(e)(t)		3,187,440	2,526,046
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.95% 1/18/24 (d)(e)(m)(t)		61,823	61,823
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 6/30/23 (d)(e)(m)(t)		44,448	44,448
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.1004% 8/19/22 (d)(e)(t)		2,795,818	2,544,194
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0271% 1/26/23 (d)(e)(t)		2,300,733	1,820,869
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (e)(f)(m)(t)		1,725,586	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.655% 4/16/26 (d)(e)(t)		2,977,500	2,882,964
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.155% 9/12/24 (d)(e)(t)		1,119,680	1,104,004
			10,984,348

TOTAL CONSUMER DISCRETIONARY			227,094,108

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6525% 12/16/23 (d)(e)(t)		1,236,071	1,228,371
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4028% 10/1/26 (d)(e)(t)		172,000	166,840
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4028% 10/1/25 (d)(e)(t)		500,940	498,225
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 12/6/24 (d)(e)(t)		2,518,615	2,477,687
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.7621% 5/31/24 (d)(e)(t)		7,555,159	6,912,971
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9028% 2/3/24 (d)(e)(t)		5,861,119	5,805,262
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (d)(e)(t)		1,691,429	1,641,397
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 1/30/27 (d)(e)(t)		2,965,000	2,913,113
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1696% 10/22/25 (d)(e)(t)		1,492,736	1,472,210
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2771% 11/20/25 (d)(e)(t)		1,610,625	893,897
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 8.3534% 6/20/25 (d)(e)(t)		995,000	945,250
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 6/20/26 (d)(e)(t)		2,736,873	2,731,181
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.3534% 6/30/22 (d)(e)(t)		1,823,004	1,800,217
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 3/31/22 (d)(e)(t)		2,462,037	2,452,189
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 9/13/26 (d)(e)(t)		2,992,500	2,952,610
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 6/27/23 (d)(e)(t)		2,151,382	2,122,704
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 1/16/26 (d)(e)(m)(t)		749,338	745,591
			36,531,344
Food Products - 0.1%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4028% 7/7/24 (d)(e)(t)		1,202,166	1,199,161
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 10/7/23 (d)(e)(t)		6,160,674	6,052,863
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 5/1/26 (d)(e)(t)		5,136,188	5,043,120
			12,295,144
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 10/10/24 (d)(e)(t)		2,250,000	2,261,250
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6585% 6/15/25 (d)(e)(t)		756,389	525,690
			2,786,940

TOTAL CONSUMER STAPLES			52,841,799

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 11/3/25 (d)(e)(t)		2,218,850	1,886,023
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6394% 5/21/25 (d)(e)(t)		1,091,795	900,731
			2,786,754
Oil, Gas & Consumable Fuels - 0.3%
Apro LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 11/14/26 (e)(t)(v)		388,889	384,514
3 month U.S. LIBOR + 4.000% 5.6501% 11/14/26 (d)(e)(t)		1,361,111	1,345,799
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 6/24/24 (d)(e)(t)		3,252,146	2,804,976
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 10/31/24 (d)(e)(t)		2,143,264	1,778,909
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.405% 10/18/26 (d)(e)(t)		2,125,000	2,096,674
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.89% 11/18/24 (d)(e)(t)		1,625,000	1,620,938
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (d)(e)(t)		12,781,000	6,422,453
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (d)(e)(t)		16,647,000	14,136,133
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (d)(e)(t)		8,750,000	7,926,013
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 8/1/23 (d)(e)(t)		1,416,450	1,416,450
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 3/28/24 (d)(e)(t)		4,714,375	4,690,803
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 7/29/21 (d)(e)(t)		4,629,015	4,617,443
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 3/31/25 (d)(e)(t)		1,899,440	1,861,451
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.9605% 3/23/26 (d)(e)(t)		427,910	417,212
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (d)(e)(t)		915,698	888,612
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.62% 3/1/26 (d)(e)(t)		3,000,000	2,892,000
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.11% 1/31/24 (d)(e)(t)		2,459,601	2,441,154
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6034% 3/1/24 (d)(e)(t)		12,168,674	4,056,184
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8894% 7/18/25 (d)(e)(t)		5,322,295	4,803,372
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.6034% 2/15/24 (d)(e)(t)		1,775,215	1,605,824
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 5/22/26 (d)(e)(t)		2,161,250	2,030,235
Matador Bidco SARL Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 10/15/26 (e)(t)(u)		125,000	124,570
3 month U.S. LIBOR + 4.750% 6.3534% 10/15/26 (d)(e)(t)		500,000	498,280
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 10/30/24 (d)(e)(t)		710,780	682,348
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.6946% 12/19/20 (d)(e)(t)		4,446,096	4,234,906
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 6.7821% 5/11/20 (d)(e)(m)(t)(v)		3,099,801	3,099,801
term loan 7.25% 5/11/20 (d)(m)(t)		907,000	907,000
			79,784,054

TOTAL ENERGY			82,570,808

FINANCIALS - 0.4%
Capital Markets - 0.0%
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 2/13/27 (d)(e)(t)		2,015,000	1,974,700
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.408% 9/30/24 (d)(e)(t)		4,059,600	3,967,244
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 2/27/26 (d)(e)(t)		3,791,563	3,753,647
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4% 4/27/24 (d)(e)(t)		1,891,685	1,873,563
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9273% 3/1/25 (d)(e)(t)		3,175,155	3,157,311
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 6/1/23 (d)(e)(t)		970,757	956,807
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.155% 7/1/26 (d)(e)(t)		1,562,409	1,540,926
			17,224,198
Diversified Financial Services - 0.2%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 7/12/24 (d)(e)(t)		3,546,461	3,519,863
Avolon TLB Borrower 1 (U.S.) LLC:
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.397% 1/15/25 (d)(e)(t)		3,411,939	3,372,121
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 1.500% 3.147% 2/10/27 (d)(e)(t)		2,500,000	2,450,000
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 10/6/23 (d)(e)(t)		1,836,100	1,824,624
Extell Boston 5.149% 8/31/21 (d)(m)(t)		489,856	495,833
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 10/1/25 (d)(e)(t)		9,525,642	9,497,827
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 12/27/22 (d)(e)(t)		1,561,688	1,545,103
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 7/3/24 (d)(e)(t)		876,083	867,051
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1% 7/3/24 (d)(e)(t)		1,246,534	1,215,371
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 6/7/23 (d)(e)(t)		2,323,606	2,209,354
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 6/30/24 (d)(e)(t)		1,027,758	1,023,472
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 9/29/24 (d)(e)(t)		774,555	766,810
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 3.1653% 2/7/25 (d)(e)(t)		3,250,000	3,233,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4153% 2/11/27 (d)(e)(t)		8,495,000	8,484,381
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4153% 2/11/27 (d)(e)(t)		6,155,000	6,112,715
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 11/16/26 (d)(e)(t)		3,694,151	3,658,355
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.86% 4/29/26 (d)(e)(t)		1,009,782	996,402
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (d)(m)(t)		2,878,000	2,925,199
			54,198,231
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2072% 1/30/27 (d)(e)(t)		5,092,105	5,007,220
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 5/10/25 (d)(e)(t)		3,389,741	3,316,285
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9085% 5/9/25 (d)(e)(t)		995,000	979,249
AmeriLife Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 2/6/27 (e)(t)(u)		127,841	126,563
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/6/27 (e)(t)(u)		997,159	987,188
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3639% 1/25/24 (d)(e)(t)		4,985,469	4,960,541
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 11/3/23 (d)(e)(t)		4,605,690	4,555,811
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 11/3/24 (d)(e)(t)		3,754,356	3,713,696
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.6034% 8/4/22 (d)(e)(t)		8,056,576	7,972,626
3 month U.S. LIBOR + 6.500% 8.1034% 8/4/25 (d)(e)(t)		8,606,000	8,616,758
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.5508% 4/25/25 (d)(e)(t)		11,646,216	11,304,167
3 month U.S. LIBOR + 4.000% 5.6918% 4/25/25 (d)(e)(t)		1,875,000	1,868,306
National Financial Partners Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9028% 2/3/27 (d)(e)(t)		1,250,000	1,212,500
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 12/2/26 (d)(e)(t)		125,000	124,166
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 5/16/24 (d)(e)(t)		5,507,579	5,369,889
			60,114,965
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 7/10/26 (d)(e)(t)		1,246,875	1,237,523

TOTAL FINANCIALS			132,774,917

HEALTH CARE - 0.3%
Biotechnology - 0.0%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/11/26 (d)(e)(t)		3,455,000	3,429,088
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 6/22/24 (d)(e)(t)		3,514,059	3,408,637
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.905% 6/30/25 (d)(e)(t)		5,451,983	5,179,384
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1579% 2/11/26 (d)(e)(t)		8,188,116	8,085,764
			16,673,785
Health Care Providers & Services - 0.1%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8722% 12/13/26 (d)(e)(t)		1,840,000	1,826,200
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 3/13/25 (d)(e)(t)		1,878,177	1,873,087
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 3/18/26 (d)(e)(t)		4,117,268	4,101,828
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 8/31/26 (d)(e)(t)		1,411,708	1,386,128
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.8534% 8/30/27 (d)(e)(t)		810,000	798,660
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7814% 8/31/26 (d)(e)(t)(v)		409,157	401,743
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3952% 11/16/25 (d)(e)(t)		4,609,266	4,563,173
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.86% 8/31/24 (d)(e)(t)		2,425,190	2,340,308
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.8534% 3/8/26 (d)(e)(t)		933,735	889,383
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 6/23/24 (d)(e)(t)		3,415,336	3,201,877
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.625% 6/13/26 (d)(e)(t)		5,486,250	5,424,530
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1452% 11/20/26 (d)(e)(t)		1,625,000	1,592,500
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 12/1/24 (d)(e)(t)		1,560,348	1,529,141
			29,928,558
Health Care Technology - 0.0%
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 7/22/26 (d)(e)(t)		1,870,313	1,864,851
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 9/30/26 (d)(e)(t)		1,750,000	1,735,790
			3,600,641
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 9/27/24 (d)(e)(t)		604,969	585,810
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 5/9/26 (d)(e)(t)		1,488,750	1,466,419
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (e)(t)(u)		8,000,000	7,906,640
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 11/25/20 (d)(e)(t)		52,110	51,485
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.9784% 11/25/22 (d)(e)(t)		6,881,728	6,777,263
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.4085% 11/27/25 (d)(e)(t)		1,275,000	1,266,636
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6585% 6/1/25 (d)(e)(t)		5,509,615	5,471,047
			22,939,490

TOTAL HEALTH CARE			77,157,372

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.34% 1/20/27 (d)(e)(t)		1,775,000	1,752,813
Arconic Rolled Products Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2/4/27 (e)(t)(u)		1,490,000	1,471,375
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.19% 6/19/26 (d)(e)(t)		623,438	618,762
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 5/30/25 (d)(e)(t)		2,361,123	2,303,582
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 12/9/25 (d)(e)(t)		8,618,183	8,413,501
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 8/22/24 (d)(e)(t)		2,484,460	2,434,771
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5297% 4/30/25 (d)(e)(t)		3,259,565	3,164,484
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.53% 4/30/26 (d)(e)(t)		319,000	296,670
			20,455,958
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2128% 4/8/26 (d)(e)(t)		2,231,610	2,184,188
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2128% 4/8/26 (d)(e)(t)		1,199,790	1,174,295
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 10/18/20 (d)(e)(t)		678,000	671,220
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 10/5/24 (d)(e)(t)		1,171,062	1,163,743
			5,193,446
Airlines - 0.0%
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6528% 12/11/26 (d)(e)(t)		3,665,000	3,523,898
Building Products - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 8/13/25 (d)(e)(t)(u)		1,765,000	1,773,825
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 10/1/26 (d)(e)(t)		3,250,000	3,209,375
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 6/1/25 (d)(e)(t)		2,243,498	2,219,201
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 10/17/23 (d)(e)(t)		629,038	626,157
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/28/27 (e)(t)(u)		2,930,000	2,882,388
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 5/31/25 (d)(e)(t)		1,599,206	1,528,569
			12,239,515
Commercial Services & Supplies - 0.2%
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2038% 10/15/26 (d)(e)(t)		1,750,000	1,645,000
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.088% 6/21/24 (d)(e)(t)		7,975,753	7,792,311
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5132% 8/1/26 (d)(e)(t)		1,745,625	1,733,982
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/10/26 (d)(e)(t)		995,000	995,995
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 3/29/25 (d)(e)(t)		2,583,545	2,562,231
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.235% 10/5/26 (d)(e)(t)		957,600	948,024
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4631% 11/3/23 (d)(e)(t)		2,743,158	2,157,960
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.875% 6/29/26 (d)(e)(t)		1,451,250	1,443,994
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/27/25 (d)(e)(t)		12,968,416	12,749,639
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7624% 1/23/27 (d)(e)(t)		2,270,000	2,261,488
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9119% 9/23/26 (d)(e)(t)		997,500	968,822
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1875% 12/10/26 (d)(e)(t)		2,375,000	2,363,125
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 8/29/25 (d)(e)(t)		1,513,710	1,447,485
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1593% 8/15/25 (d)(e)(t)		2,245,022	2,216,960
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.11% 9/26/24 (d)(e)(t)		809,785	674,551
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1452% 2/8/26 (d)(e)(t)		549,845	541,597
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.834% 6/21/26 (d)(e)(t)		1,745,625	1,605,975
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 12/20/24 (d)(e)(t)		1,891,225	1,877,835
			45,986,974
Construction & Engineering - 0.0%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 1/24/27 (d)(e)(t)		2,000,000	1,957,500
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.86% 7/24/26 (d)(e)(t)		2,374,308	2,350,137
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.61% 9/27/24 (d)(e)(t)		1,695,538	1,407,296
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 5/21/26 (d)(e)(t)		1,991,431	1,986,452
			7,701,385
Electrical Equipment - 0.0%
Vertiv Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/2/27 (e)(t)(u)		4,300,000	4,257,000
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.75% 11/30/23 (d)(e)(t)		2,172,429	2,158,851
			6,415,851
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 10/1/25 (d)(e)(t)		1,525,063	1,509,172
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.8534% 11/15/26 (d)(e)(t)		280,000	274,137
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/15/25 (d)(e)(t)		1,168,820	1,155,309
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 5/15/26 (d)(e)(t)		900,000	901,872
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 3/31/24 (d)(e)(t)		1,096,258	1,074,102
Titan Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 9/19/26 (d)(e)(t)		1,125,000	1,117,969
			6,032,561
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1034% 4/4/24 (d)(e)(t)		2,090,505	2,038,242
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.61% 2/7/26 (d)(e)(t)		1,191,000	1,174,624
			3,212,866
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.906% 12/30/26 (d)(e)(t)		3,750,000	3,724,988
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.36% 6/30/23 (d)(e)(t)		2,060,064	2,045,912
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8985% 9/11/24 (d)(e)(t)		280,000	275,800
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1034% 7/13/23 (d)(e)(t)		3,661,468	3,622,107
3 month U.S. LIBOR + 4.000% 5.6394% 4/4/25 (d)(e)(t)		2,823,914	2,804,259
			12,473,066
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.48% 8/9/25 (d)(e)(t)		2,011,629	1,981,454

TOTAL INDUSTRIALS			125,216,974

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 8/10/25 (d)(e)(t)		2,555,407	1,978,856
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 4/4/26 (d)(e)(t)		6,019,913	5,914,564
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 2/1/24 (d)(e)(t)		9,278,082	9,075,170
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8789% 4/15/26 (d)(e)(t)		1,736,875	1,710,822
			18,679,412
Electronic Equipment & Components - 0.1%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 11/4/26 (d)(e)(t)		635,000	636,588
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 2/1/25 (d)(e)(t)		723,500	701,795
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.3534% 2/1/26 (d)(e)(m)(t)		277,000	263,150
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.8009% 1/31/24 (d)(e)(t)		486,058	486,262
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.8534% 3/8/26 (d)(e)(t)		226,000	221,292
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 3/8/25 (d)(e)(t)		772,126	760,352
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.4446% 12/2/24 (d)(e)(t)		1,226,398	1,195,738
3 month U.S. LIBOR + 7.500% 9.4084% 12/1/25 (d)(e)(t)		478,000	458,880
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 2/15/24 (d)(e)(t)		3,699,452	3,637,042
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 9/24/26 (d)(e)(t)		3,740,625	3,693,867
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 2/1/22 (d)(e)(t)		1,366,810	1,356,217
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.155% 9/28/24 (d)(e)(t)		4,168,034	4,115,933
			17,527,116
IT Services - 0.1%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7771% 4/19/25 (d)(e)(t)		629,018	617,223
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8952% 10/31/26 (d)(e)(t)		2,128,000	2,114,040
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4% 4/27/24 (d)(e)(t)		625,000	619,013
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 4/2/26 (d)(e)(t)		1,243,750	1,243,750
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3875% 2/9/23 (d)(e)(t)		1,914,136	1,878,245
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.35% 5/31/25 (d)(e)(t)		4,337,684	3,644,089
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0644% 11/21/24 (d)(e)(t)		3,557,507	3,390,767
Presidio Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.28% 1/22/27 (d)(e)(t)		500,000	492,500
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7632% 11/3/23 (d)(e)(t)		2,951,445	2,812,373
Surf Holdings SARL 1LN, term loan 3 month U.S. LIBOR + 3.500% 2/25/27 (e)(t)(u)		975,000	959,156
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3953% 5/1/24 (d)(e)(t)		3,708,522	3,655,230
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1034% 8/27/25 (d)(e)(t)		3,384,163	3,367,242
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1709% 3/1/26 (d)(e)(t)		5,691,496	5,654,160
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.3894% 10/11/26 (d)(e)(t)		699,610	670,751
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3894% 10/11/25 (d)(e)(t)		4,232,219	4,108,765
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 5/17/26 (d)(e)(t)		1,993,710	1,967,134
			37,194,438
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.625% 11/15/25 (d)(e)(t)		1,733,525	1,720,524
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 9/19/26 (d)(e)(t)		1,745,625	1,722,722
			3,443,246
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0271% 6/13/25 (d)(e)(t)		4,012,000	3,813,928
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2771% 6/13/24 (d)(e)(t)		9,617,753	9,152,927
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 4/23/26 (d)(e)(t)		992,500	989,195
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 10/2/25 (d)(e)(t)		6,564,156	6,294,566
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1594% 9/5/25 (d)(e)(t)		1,966,150	1,966,150
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 4/30/25 (d)(e)(t)		2,202,125	2,169,093
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 8/23/25 (d)(e)(t)		2,317,500	2,317,500
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/29/24 (d)(e)(t)		1,564,594	1,552,203
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 10/16/26 (d)(e)(t)		4,900,000	4,844,875
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8534% 8/23/25 (d)(e)(t)		950,642	941,734
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1132% 8/14/25 (d)(e)(t)		1,217,700	1,169,759
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.86% 6/1/22 (d)(e)(t)		3,032,960	3,006,967
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9% 12/22/23 (d)(e)(t)		1,920,140	1,905,739
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 1/22/27 (d)(e)(t)		665,000	661,263
Flexera Software LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 2/26/25 (e)(t)(u)		357,143	356,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 2/26/25 (d)(e)(t)		887,175	889,393
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 7/7/25 (d)(e)(t)		221,000	221,922
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1034% 7/1/24 (d)(e)(t)		1,612,272	1,602,195
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0133% 11/1/24 (d)(e)(t)		4,746,000	4,756,394
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7633% 11/1/23 (d)(e)(t)		8,296,996	8,221,826
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.93% 1/20/24 (d)(e)(t)		5,243,770	5,188,711
3 month U.S. LIBOR + 9.000% 10.68% 1/20/25 (d)(e)(t)		1,262,000	1,230,450
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 11/20/21 (d)(e)(t)		285,335	281,768
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.1034% 6/21/24 (d)(e)(t)		9,876,639	9,358,116
3 month U.S. LIBOR + 2.500% 4.1034% 6/21/24 (d)(e)(t)		1,470,446	1,393,247
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.3534% 9/29/24 (d)(e)(t)		5,816,432	5,749,194
3 month U.S. LIBOR + 8.500% 10.1034% 9/29/25 (d)(e)(t)		888,386	887,276
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 9/15/24 (d)(e)(t)		1,245,078	1,211,362
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.61% 9/4/26 (d)(e)(t)		175,000	172,083
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.86% 9/4/25 (d)(e)(t)		1,271,141	1,246,913
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.13% 4/26/24 (d)(e)(t)		995,000	986,294
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 5/30/26 (d)(e)(t)		1,745,625	1,697,620
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 5/31/25 (d)(e)(t)		1,549,752	1,519,733
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 8/14/26 (d)(e)(t)		1,122,188	1,112,840
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7416% 8/1/25 (d)(e)(t)		1,447,380	1,414,814
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3632% 3/3/23 (d)(e)(t)		3,052,863	2,996,904
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.1946% 9/30/22 (d)(e)(t)		4,365,060	4,331,231
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 4/16/25 (d)(e)(t)		3,785,845	3,732,199
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 4/16/25 (d)(e)(t)		2,701,554	2,663,273
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 4/16/25 (d)(e)(t)		5,742,133	5,666,050
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1946% 9/30/23 (d)(e)(t)		651,861	648,439
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 5/4/26 (d)(e)(t)		3,890,250	3,872,977
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1584% 1/27/23 (d)(e)(t)		2,648,040	2,475,917
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 7/2/25 (d)(e)(t)		7,303,614	7,122,193
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.8534% 7/2/26 (d)(e)(t)		1,433,000	1,431,209
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/19/27 (d)(e)(t)(u)		2,365,000	2,335,438
			127,560,130
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.61% 9/19/25 (d)(e)(t)		2,743,125	2,707,986

TOTAL INFORMATION TECHNOLOGY			207,112,328

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 3/21/25 (d)(e)(t)		1,838,773	1,811,191
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.1034% 11/18/23 (d)(e)(t)		635,744	618,261
3 month U.S. LIBOR + 4.250% 5.8534% 11/18/23 (d)(e)(t)		210,389	207,233
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 11/18/23 (d)(e)(t)		488,913	475,468
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 11/18/23 (d)(e)(t)		161,798	159,371
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5472% 5/7/25 (d)(e)(t)		3,137,682	3,063,162
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 1/31/26 (d)(e)(t)		1,267,224	1,243,464
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.41% 7/1/26 (d)(e)(t)		1,174,100	1,156,489
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4446% 3/1/26 (d)(e)(t)		3,161,113	3,101,842
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.1875% 10/11/24 (d)(e)(t)		2,376,466	2,353,700
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6709% 10/1/25 (d)(e)(t)		7,251,383	6,997,584
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.36% 4/3/25 (d)(e)(t)		2,094,346	1,990,948
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.6034% 9/6/24(d)(e)(t)		1,245,078	1,207,726
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4946% 9/22/24 (d)(e)(t)		2,954,648	2,877,828
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 4/3/25 (d)(e)(t)		468,283	462,429
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 4/3/25 (d)(e)(t)		802,630	792,597
			28,519,293
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.95% 1/4/27 (d)(e)(t)		1,411,508	1,383,278
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.397% 2/28/25 (d)(e)(t)		3,779,486	3,732,243
			5,115,521
Containers & Packaging - 0.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6646% 11/7/25 (d)(e)(t)		5,228,948	4,941,356
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6709% 10/1/22 (d)(e)(t)		5,090,205	5,020,215
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6709% 7/1/26 (d)(e)(t)		4,477,500	4,397,263
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.084% 4/3/24 (d)(e)(t)		621,532	592,525
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 12/21/26 (d)(e)(t)		750,000	748,125
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 5/16/24 (d)(e)(t)		766,150	756,573
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 5/16/24 (d)(e)(t)		766,733	743,731
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 5/22/24 (d)(e)(t)		1,425,955	1,408,130
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9002% 12/29/23 (d)(e)(t)		3,685,344	3,516,445
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1594% 6/29/25 (d)(e)(t)		3,899,094	3,723,634
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.1034% 10/31/24 (d)(e)(t)		750,000	732,420
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6034% 7/31/26 (d)(e)(t)		1,250,000	1,231,250
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5011% 1/30/27 (d)(e)(t)		4,625,000	4,567,188
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 2/5/23 (d)(e)(t)		10,570,552	10,453,853
			42,832,708
Metals & Mining - 0.0%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9375% 7/31/26 (d)(e)(t)		1,157,589	1,150,354
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.0187% 8/25/23 (d)(e)(t)		2,907,192	2,183,301
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (d)(e)(t)		1,800,664	1,788,653
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (e)(f)(t)		5,323,461	844,141
			5,966,449
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9375% 7/26/26 (d)(e)(t)		750,000	744,375

TOTAL MATERIALS			83,178,346

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.11% 12/18/24 (d)(e)(t)		2,490,000	2,458,875
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6034% 9/18/26 (d)(e)(t)		287,572	283,020
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.3126% 2/6/22 (d)(e)(m)(t)		1,367,000	1,353,330
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4067% 6/28/23 (d)(e)(t)		1,401,680	1,396,424
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.61% 3/23/24 (d)(e)(t)		1,360,307	1,257,440
			6,749,089
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.6501% 1/15/25 (d)(e)(m)(t)		1,000,000	1,000,000
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 8/21/25 (d)(e)(t)		4,935,525	4,840,911
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 12/7/25 (d)(e)(t)		1,168,200	1,157,978
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 1/30/24 (d)(e)(t)		2,910,188	2,566,437
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 1/30/24 (d)(e)(t)		164,139	144,751
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 2/8/25 (d)(e)(t)		139,092	133,180
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3789% 12/22/24 (d)(e)(t)		6,732,909	6,598,251
			16,441,508

TOTAL REAL ESTATE			23,190,597

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 8/1/25 (d)(e)(t)		7,412,855	7,270,750
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.62% 11/28/24 (d)(e)(t)		1,789,924	1,778,737
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4046% 11/1/26 (d)(e)(t)		2,000,000	1,967,500
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4446% 11/13/21 (d)(e)(t)		1,894,356	1,790,166
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 8/28/25 (d)(e)(t)		1,475,654	1,471,965
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.95% 12/3/25 (d)(e)(m)(t)		1,146,201	1,144,768
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.364% 12/31/25 (d)(e)(t)		7,908,676	7,809,818
			23,233,704
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 8/13/26 (d)(e)(t)		1,119,375	1,110,980
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (d)(e)(t)		1,786,950	1,773,548
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 3/1/26 (d)(e)(t)		851,076	850,548
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 6/28/26 (d)(e)(t)		374,063	367,516
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.86% 12/9/21 (d)(e)(t)		1,384,449	1,342,916
			4,334,528

TOTAL UTILITIES			28,679,212

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,266,407,971)			1,227,374,624

Bank Notes - 0.3%
Capital One NA 2.95% 7/23/21		11,994,000	12,217,465
Discover Bank:
3.1% 6/4/20		$14,388,000	$14,418,562
3.2% 8/9/21		16,424,000	16,774,501
4.682% 8/9/28 (d)		8,844,000	9,398,519
KeyBank NA 6.95% 2/1/28		1,259,000	1,631,404
RBS Citizens NA 2.55% 5/13/21		4,182,000	4,237,742
Regions Bank 6.45% 6/26/37		15,683,000	22,134,375
Synchrony Bank 3.65% 5/24/21		14,890,000	15,256,751
TOTAL BANK NOTES
(Cost $87,645,078)			96,069,319

Preferred Securities - 0.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(d)(w)		$930,000	$966,482
Telefonica Europe BV:
2.502% (Reg. S) (d)(w)	EUR	3,100,000	3,407,505
2.625% (Reg. S) (d)(w)	EUR	4,100,000	4,660,478
			9,034,465
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (d)(w)	EUR	7,214,000	8,197,864
2.7%(Reg. S) (d)(w)	EUR	7,000,000	7,864,622
3.75% (d)(w)	EUR	4,600,000	5,371,382
			21,433,868
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (w)		4,983,000	5,161,038
Danone SA 1.75% (Reg. S) (d)(w)	EUR	6,300,000	7,073,593
			12,234,631
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (d)(w)		4,950,000	4,790,776
FINANCIALS - 0.5%
Banks - 0.4%
AIB Group PLC 5.25% (Reg. S) (d)(w)	EUR	2,150,000	2,496,208
Alfa Bond Issuance PLC:
6.95% (Reg. S) (d)(w)		200,000	204,621
8% (Reg. S) (d)(w)		2,356,000	2,415,047
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (d)(w)	EUR	3,400,000	4,031,564
Banco Do Brasil SA:
6.25% (b)(d)(w)		1,320,000	1,346,569
9% (b)(d)(w)		815,000	917,698
Banco Mercantil del Norte SA 7.625% (b)(d)(w)		608,000	681,885
Bank of America Corp.:
5.875% (d)(w)		2,335,000	2,585,352
6.1% (d)(w)		5,186,000	5,893,519
6.25% (d)(w)		3,392,000	3,830,042
6.5% (d)(w)		1,911,000	2,153,227
Bank of Nova Scotia 4.65% (d)(w)		4,078,000	4,084,792
Barclays Bank PLC 7.625% 11/21/22		17,678,000	20,073,931
Barclays PLC:
7.125% (d)(w)	GBP	400,000	575,697
7.875% (Reg. S) (d)(w)		4,922,000	5,276,120
BNP Paribas SA 6.125% (d)(w)	EUR	2,350,000	2,849,669
Citigroup, Inc. 4.7% (d)(w)		3,820,000	3,786,226
Danske Bank A/S 5.875% (Reg. S) (d)(w)	EUR	1,270,000	1,521,831
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(w)		300,000	328,149
HSBC Holdings PLC 5.25% (d)(w)	EUR	2,497,000	2,981,280
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		736,000	782,829
6.125% (b)(d)(w)		325,000	335,916
JPMorgan Chase & Co. 4.6% (d)(w)		8,635,000	8,719,444
Lloyds Banking Group PLC 5.125% (d)(w)	GBP	4,020,000	5,292,490
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(d)(w)		670,000	690,850
Royal Bank of Scotland Group PLC 7.5% (d)(w)		3,392,000	3,466,924
Skandinaviska Enskilda Banken AB 5.75% (Reg. S) (d)(w)		1,100,000	1,118,628
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (w)	EUR	3,246,800	4,587,910
Tinkoff Credit Systems 9.25% (Reg. S) (d)(w)		2,092,000	2,204,969
Wells Fargo & Co. 5.9% (d)(w)		12,000,000	13,017,271
			108,250,658
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (d)(w)		8,540,000	9,591,046
UBS AG 5.125% 5/15/24 (Reg. S)		820,000	919,054
			10,510,100
Insurance - 0.1%
Assicurazioni Generali SpA 6.416% (d)(w)	GBP	2,650,000	3,578,520
Aviva PLC:
5.9021% (d)(w)	GBP	3,450,000	4,611,001
6.125% (d)(w)	GBP	9,240,000	13,169,370
Generali Finance BV 4.596% (Reg. S) (d)(w)	EUR	1,350,000	1,642,319
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(w)		3,897,000	4,139,178
			27,140,388

TOTAL FINANCIALS			145,901,146

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (d)(w)	EUR	3,780,000	4,087,586
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (d)	EUR	6,400,000	7,115,850

TOTAL HEALTH CARE			11,203,436

INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(f)(w)		4,337,000	206,522
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)		14,005,000	14,536,549

TOTAL INDUSTRIALS			14,743,071

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 4.375% (Reg. S) (d)(w)	EUR	3,253,000	3,765,343
Deutsche Annington Finance BV 4% (Reg. S) (d)(w)	EUR	1,400,000	1,650,928
Grand City Properties SA 3.75% (d)(w)	EUR	4,400,000	5,074,269
Heimstaden Bostad AB 3.248% (Reg. S) (d)(w)	EUR	7,450,000	8,246,158
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (d)(w)	EUR	3,100,000	3,412,782
4.625% (Reg. S) (d)(w)	EUR	2,030,000	2,493,693
TLG Finance SARL 3.375% (Reg. S) (d)(w)	EUR	6,200,000	7,210,534
			31,853,707
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S 1.75% (Reg. S) (d)(w)	EUR	1,600,000	1,807,471
TOTAL PREFERRED SECURITIES
(Cost $250,684,418)			253,002,571
		Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 1.60% (x)
(Cost $833,098,525)		832,987,882	833,154,480
		Maturity Amount	Value

Repurchase Agreements - 1.8%
Investments in repurchase agreements in a joint trading account at 1.59%, dated 2/28/20 due 3/2/20 (Collateralized by U.S. Government Obligations) #
(Cost $511,755,000)		511,822,808	511,755,000

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	55,500,000	$910,040
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	48,600,000	126,907
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	30,100,000	743,450
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	28,500,000	702,459
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	117,600,000	1,720,256
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	12,000,000	31,384
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	14,000,000	33,063
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	81,400,000	712,905
Option with an exercise rate of 3.00% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 32 Index expiring December 2024, paying 5% quarterly.	4/15/20	EUR 78,250,000	1,305,566

TOTAL PUT OPTIONS			6,286,030

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	55,500,000	2,367,584
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	48,600,000	4,948,682
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	30,100,000	959,769
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	28,500,000	910,622
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	117,600,000	5,469,607
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	12,000,000	1,193,306
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	14,000,000	1,458,020
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	81,400,000	4,978,895

TOTAL CALL OPTIONS			22,286,485

TOTAL PURCHASED SWAPTIONS
(Cost $22,484,374)			28,572,515
TOTAL INVESTMENT IN SECURITIES - 111.1%
(Cost $30,790,267,912)			32,224,338,235
NET OTHER ASSETS (LIABILITIES) - (11.1)%			(3,218,468,567)
NET ASSETS - 100%			$29,005,869,668

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 3/1/50	$(103,000,000)	$(105,728,017)
3% 3/1/50	(62,900,000)	(64,990,381)
3% 3/1/50	(21,650,000)	(22,369,503)
3% 3/1/50	(21,700,000)	(22,421,165)
3% 3/1/50	(65,900,000)	(68,090,081)
3% 3/1/50	(3,200,000)	(3,306,347)
3% 3/1/50	(8,000,000)	(8,265,867)
3% 3/1/50	(35,300,000)	(36,473,139)
3% 3/1/50	(41,150,000)	(42,517,554)
3% 3/1/50	(21,200,000)	(21,904,548)
3% 3/1/50	(56,350,000)	(58,222,702)
3% 3/1/50	(2,350,000)	(2,428,098)
3% 4/1/50	(11,000,000)	(11,353,966)
3% 4/1/50	(11,000,000)	(11,353,966)
3% 4/1/50	(8,300,000)	(8,567,083)
3.5% 3/1/50	(46,500,000)	(48,174,084)
3.5% 3/1/50	(35,050,000)	(36,311,863)
3.5% 3/1/50	(41,500,000)	(42,994,075)
3.5% 3/1/50	(41,600,000)	(43,097,675)
3.5% 3/1/50	(25,800,000)	(26,728,846)
3.5% 3/1/50	(11,900,000)	(12,328,421)
3.5% 3/1/50	(43,600,000)	(45,169,678)
3.5% 3/1/50	(63,300,000)	(65,578,914)
3.5% 3/1/50	(67,975,000)	(70,422,222)
3.5% 3/1/50	(38,300,000)	(39,678,869)

TOTAL GINNIE MAE		(918,477,064)

Uniform Mortgage Backed Securities
2.5% 3/1/35	(9,400,000)	(9,648,293)
2.5% 3/1/35	(7,600,000)	(7,800,747)
2.5% 3/1/35	(5,000,000)	(5,132,071)
2.5% 3/1/35	(13,100,000)	(13,446,025)
3% 3/1/50	(38,100,000)	(39,234,965)
3% 3/1/50	(19,000,000)	(19,565,993)
3% 3/1/50	(5,800,000)	(5,972,777)
3% 3/1/50	(7,300,000)	(7,517,460)
3% 3/1/50	(98,800,000)	(101,743,163)
3% 3/1/50	(34,800,000)	(35,836,661)
3% 3/1/50	(39,700,000)	(40,882,627)
3% 3/1/50	(45,000,000)	(46,340,510)
3% 3/1/50	(13,350,000)	(13,747,684)
3.5% 3/1/50	(47,400,000)	(49,220,918)
3.5% 3/1/50	(15,800,000)	(16,406,973)
3.5% 3/1/50	(15,600,000)	(16,199,290)
3.5% 3/1/50	(26,100,000)	(27,102,658)
3.5% 3/1/50	(17,500,000)	(18,172,280)
3.5% 3/1/50	(31,400,000)	(32,606,262)
3.5% 3/1/50	(300,000)	(311,525)
3.5% 3/1/50	(11,900,000)	(12,357,150)
3.5% 3/1/50	(27,600,000)	(28,660,282)
3.5% 3/1/50	(35,700,000)	(37,071,451)
3.5% 3/1/50	(43,800,000)	(45,482,621)
3.5% 3/1/50	(8,650,000)	(8,982,298)
4% 3/1/50	(7,200,000)	(7,583,864)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(647,026,548)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,556,699,648)		$(1,565,503,612)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	30,000,000	$(744,855)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.775% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	34,500,000	(585,014)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.83% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	23,900,000	(396,088)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	39,200,000	(592,939)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	29,000,000	(437,728)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	20,000,000	(259,253)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	11,000,000	(38,763)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	19,600,000	(165,460)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	36,000,000	(683,657)

TOTAL PUT SWAPTIONS			(3,903,757)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	30,000,000	(953,856)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.775% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	34,500,000	(1,463,690)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.83% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	23,900,000	(1,056,562)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	39,200,000	(1,819,472)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	29,000,000	(1,365,424)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	20,000,000	(973,097)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	11,000,000	(1,010,312)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	19,600,000	(876,898)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	36,000,000	(1,432,272)

TOTAL CALL SWAPTIONS			(10,951,583)

TOTAL WRITTEN SWAPTIONS			$(14,855,340)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	40	March 2020	$3,900,784	$99,983	$99,983
Eurex Euro-Bobl Contracts (Germany)	15	March 2020	2,246,428	19,423	19,423
TME 10 Year Canadian Note Contracts (Canada)	199	June 2020	21,159,456	334,359	334,359
TOTAL BOND INDEX CONTRACTS					453,765
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	31	June 2020	6,768,172	63,150	63,150
CBOT 5-Year U.S. Treasury Note Contracts (United States)	228	June 2020	27,987,000	511,246	511,246
CBOT Long Term U.S. Treasury Bond Contracts (United States)	39	June 2020	6,639,750	283,275	283,275
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	210	June 2020	31,545,938	1,131,207	1,131,207
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	140	June 2020	29,050,000	1,810,941	1,810,941
TOTAL TREASURY CONTRACTS					3,799,819

TOTAL PURCHASED					4,253,584

Sold
Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	19	June 2020	3,298,459	(31,656)	(31,656)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,586	June 2020	348,463,500	(8,673,323)	(8,673,323)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,623	June 2020	572,674,672	(4,787,615)	(4,787,615)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	174	June 2020	21,358,500	(257,605)	(257,605)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	197	June 2020	33,539,250	(1,319,301)	(1,319,301)
TOTAL TREASURY CONTRACTS					(15,037,844)

TOTAL SOLD					(15,069,500)

TOTAL FUTURES CONTRACTS					$(10,815,916)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 3.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	2,742,925	EUR	2,500,000	State Street Bank and Trust Co.	3/2/20	$(16,950)
GBP	482,000	USD	618,020	BNP Paribas SA	3/3/20	(24)
USD	55,156	CAD	74,000	Bank of America, N.A.	3/3/20	25
EUR	319,000	USD	352,460	JPMorgan Chase Bank, N.A.	5/14/20	1,215
EUR	2,722,000	USD	2,999,429	State Street Bank and Trust Co.	5/14/20	18,444
USD	316,948,475	EUR	290,168,000	Citibank, N.A.	5/14/20	(4,759,914)
USD	10,093,485	EUR	9,230,000	State Street Bank and Trust Co.	5/14/20	(139,788)
USD	354,538	GBP	276,000	BNP Paribas SA	5/14/20	25
USD	81,570,026	GBP	62,597,000	Citibank, N.A.	5/14/20	1,166,119
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(3,730,848)
					Unrealized Appreciation	1,185,828
					Unrealized Depreciation	(4,916,676)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(13,826)	$0	$(13,826)
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 9,400,000	(278,333)	269,430	(8,903)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	16,200,000	29,829	(82,550)	(52,721)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	12,210,000	22,482	23,830	46,312
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	11,500,000	93,061	4,484	97,545
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	175,600,000	1,421,008	(2,446)	1,418,562
Commerzbank AG		Dec. 2024	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 6,050,000	250,839	(231,549)	19,290
Daimler AG		Dec. 2024	BNP Paribas SA	(1%)	Quarterly	EUR 7,350,000	(62,484)	176,202	113,718
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(94,032)	57,131	(36,901)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(20,975)	(40,324)	(61,299)
Volvo Treas AB		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,550,000	(42,549)	33,692	(8,857)
TOTAL BUY PROTECTION							1,305,020	207,900	1,512,920
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	153,018	0	153,018

TOTAL CREDIT DEFAULT SWAPS							$1,458,038	$207,900	$1,665,938

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$304,121,000	$4,249,979	$0	$4,249,979
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2025	2,140,000	71,362	0	71,362
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2027	4,230,000	(191,933)	0	(191,933)
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	49,415,000	(2,630,678)	0	(2,630,678)
(0.25%)	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2030	EUR 10,100,000	326,261	0	326,261
0%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2035	EUR 13,483,000	869,853	0	869,853
0.25%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2040	EUR 5,877,000	429,301	0	429,301

TOTAL INTEREST RATE SWAPS							$3,124,145	$0	$3,124,145

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,623,950,277 or 15.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security is on loan at period end.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,013,097.

 (i) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $166,805.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,727,001.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $104,304.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Level 3 security

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (q) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $974,172 or 0.0% of net assets.

 (r) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (s) Non-income producing

 (t) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (u) The coupon rate will be determined upon settlement of the loan after period end.

 (v) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,808,458 and $1,801,384, respectively.

 (w) Security is perpetual in nature with no stated maturity date.

 (x) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 11/28/18	$932,433

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,240,931
Total	$7,240,931

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$311,529	$276,853	$76	$34,600
Consumer Discretionary	322	--	--	322
Energy	3,665,131	467,742	--	3,197,389
Financials	1,621,802	1,621,802	--	--
Industrials	72,900	--	--	72,900
Real Estate	7,685,684	7,129,010	556,674	--
Utilities	3,405,193	--	--	3,405,193
Corporate Bonds	8,932,006,490	--	8,932,006,490	--
U.S. Government and Government Agency Obligations	10,350,761,726	--	10,350,761,726	--
U.S. Government Agency - Mortgage Securities	7,140,019,965	--	7,140,019,965	--
Asset-Backed Securities	935,604,279	--	935,604,125	154
Collateralized Mortgage Obligations	403,917,695	--	403,916,923	772
Commercial Mortgage Securities	972,798,024	--	972,129,736	668,288
Municipal Securities	217,693,631	--	217,693,631	--
Foreign Government and Government Agency Obligations	304,845,355	--	303,973,940	871,415
Bank Loan Obligations	1,227,374,624	--	1,213,714,306	13,660,318
Bank Notes	96,069,319	--	96,069,319	--
Preferred Securities	253,002,571	--	253,002,571	--
Money Market Funds	833,154,480	833,154,480	--	--
Repurchase Agreements	511,755,000	--	511,755,000	--
Purchased Swaptions	28,572,515	--	28,572,515	--
Total Investments in Securities:	$32,224,338,235	$842,649,887	$31,359,776,997	$21,911,351
Derivative Instruments:
Assets
Futures Contracts	$4,253,584	$4,253,584	$--	$--
Forward Foreign Currency Contracts	1,185,828	--	1,185,828	--
Swaps	7,916,993	--	7,916,993	--
Total Assets	$13,356,405	$4,253,584	$9,102,821	$--
Liabilities
Futures Contracts	$(15,069,500)	$(15,069,500)	$--	$--
Forward Foreign Currency Contracts	(4,916,676)	--	(4,916,676)	--
Swaps	(3,334,810)	--	(3,334,810)	--
Written Swaptions	(14,855,340)	--	(14,855,340)	--
Total Liabilities	$(38,176,326)	$(15,069,500)	$(23,106,826)	$--
Total Derivative Instruments:	$(24,819,921)	$(10,815,916)	$(14,004,005)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,565,503,612)	$--	$(1,565,503,612)	$--
Total Other Financial Instruments:	$(1,565,503,612)	$--	$(1,565,503,612)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$1,305,566	$0
Swaps(b)	1,970,237	(512,199)
Total Credit Risk	3,275,803	(512,199)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	1,185,828	(4,916,676)
Total Foreign Exchange Risk	1,185,828	(4,916,676)
Interest Rate Risk
Futures Contracts(d)	4,253,584	(15,069,500)
Purchased Swaptions(a)	27,266,949	0
Swaps(b)	5,946,756	(2,822,611)
Written Swaptions(e)	0	(14,855,340)
Total Interest Rate Risk	37,467,289	(32,747,451)
Total Value of Derivatives	$41,928,920	$(38,176,326)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty $511,755,000 due 3/02/2020 at 1.59%	Value
Sumitomo Mitsui Banking Corp.	$46,542,132
Wells Fargo Securities	370,098,587
Nomura Securities International	1,655,332
Societe Generale (Paris)	8,277,326
JPMorgan Securities LLC	10,686,019
RBC Dominion Securities, Inc.	74,495,604
$511,755,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.0%
United Kingdom	2.4%
Cayman Islands	2.0%
Mexico	1.8%
Netherlands	1.3%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $501,821,938 and repurchase agreements of $511,755,000) — See accompanying schedule: Unaffiliated issuers (cost $29,957,169,387)	$31,391,183,755
Fidelity Central Funds (cost $833,098,525)	833,154,480
Total Investment in Securities (cost $30,790,267,912)		$32,224,338,235
Segregated cash with brokers for derivative instruments		2,025,454
Cash		2,683,376
Foreign currency held at value (cost $16,142,628)		16,142,546
Receivable for investments sold		75,313,990
Receivable for premium on written options		13,753,825
Receivable for TBA sale commitments		1,556,699,648
Unrealized appreciation on forward foreign currency contracts		1,185,828
Receivable for fund shares sold		153,844,203
Dividends receivable		174,947
Interest receivable		177,805,262
Distributions receivable from Fidelity Central Funds		942,500
Receivable for daily variation margin on centrally cleared OTC swaps		1,113,169
Bi-lateral OTC swaps, at value		1,817,219
Receivable from investment adviser for expense reductions		230,505
Other receivables		1,263,155
Total assets		34,229,333,862
Liabilities
Payable for investments purchased
Regular delivery	$268,864,638
Delayed delivery	2,770,944,751
TBA sale commitments, at value	1,565,503,612
Unrealized depreciation on forward foreign currency contracts	4,916,676
Payable for fund shares redeemed	63,892,454
Distributions payable	5,773,068
Bi-lateral OTC swaps, at value	498,373
Accrued management fee	7,082,180
Distribution and service plan fees payable	355,801
Payable for daily variation margin on futures contracts	5,150,185
Written options, at value (premium receivable $13,753,825)	14,855,340
Other affiliated payables	3,614,725
Other payables and accrued expenses	257,391
Collateral on securities loaned	511,755,000
Total liabilities		5,223,464,194
Net Assets		$29,005,869,668
Net Assets consist of:
Paid in capital		$27,635,542,200
Total accumulated earnings (loss)		1,370,327,468
Net Assets		$29,005,869,668
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($703,758,893 ÷ 62,887,041 shares)(a)		$11.19
Maximum offering price per share (100/96.00 of $11.19)		$11.66
Class M:
Net Asset Value and redemption price per share ($347,585,707 ÷ 31,114,239 shares)(a)		$11.17
Maximum offering price per share (100/96.00 of $11.17)		$11.64
Class C:
Net Asset Value and offering price per share ($175,134,133 ÷ 15,644,159 shares)(a)		$11.19
Total Bond:
Net Asset Value, offering price and redemption price per share ($15,542,925,858 ÷ 1,389,450,421 shares)		$11.19
Class I:
Net Asset Value, offering price and redemption price per share ($7,297,358,893 ÷ 653,373,812 shares)		$11.17
Class Z:
Net Asset Value, offering price and redemption price per share ($4,939,106,184 ÷ 442,195,481 shares)		$11.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$6,529,694
Interest (including $298,447 from security lending)		419,804,190
Income from Fidelity Central Funds		7,240,931
Total income		433,574,815
Expenses
Management fee	$39,955,353
Transfer agent fees	14,116,738
Distribution and service plan fees	2,052,624
Fund wide operations fee	6,347,624
Independent trustees' fees and expenses	42,278
Miscellaneous	30,127
Total expenses before reductions	62,544,744
Expense reductions	(965,526)
Total expenses after reductions		61,579,218
Net investment income (loss)		371,995,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	118,157,927
Forward foreign currency contracts	7,035,070
Foreign currency transactions	(261,654)
Futures contracts	4,814,537
Swaps	(1,433,437)
Written options	98,542
Total net realized gain (loss)		128,410,985
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	402,504,710
Forward foreign currency contracts	(7,189,216)
Assets and liabilities in foreign currencies	183,051
Futures contracts	(10,470,118)
Swaps	1,783,707
Written options	(567,926)
Delayed delivery commitments	(7,967,006)
Total change in net unrealized appreciation (depreciation)		378,277,202
Net gain (loss)		506,688,187
Net increase (decrease) in net assets resulting from operations		$878,683,784

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$371,995,597	$744,210,276
Net realized gain (loss)	128,410,985	(250,784,139)
Change in net unrealized appreciation (depreciation)	378,277,202	1,485,700,514
Net increase (decrease) in net assets resulting from operations	878,683,784	1,979,126,651
Distributions to shareholders	(386,379,979)	(786,724,462)
Share transactions - net increase (decrease)	3,204,798,684	(8,154,120,356)
Total increase (decrease) in net assets	3,697,102,489	(6,961,718,167)
Net Assets
Beginning of period	25,308,767,179	32,270,485,346
End of period	$29,005,869,668	$25,308,767,179

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$10.38	$10.77	$10.87	$10.53	$10.77
Income from Investment Operations
Net investment income (loss)A	.138	.300	.273	.272	.312	.287
Net realized and unrealized gain (loss)	.197	.646	(.375)	(.086)	.377	(.224)
Total from investment operations	.335	.946	(.102)	.186	.689	.063
Distributions from net investment income	(.135)	(.326)	(.263)	(.258)	(.290)	(.270)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)	(.033)
Total distributions	(.145)	(.326)	(.288)	(.286)	(.349)	(.303)
Net asset value, end of period	$11.19	$11.00	$10.38	$10.77	$10.87	$10.53
Total ReturnB,C,D	3.07%	9.32%	(.95)%	1.77%	6.71%	.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.54%G	2.87%	2.60%	2.53%	2.95%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$703,759	$614,156	$475,569	$521,557	$1,233,806	$852,243
Portfolio turnover rateH	197%G	170%I	109%	137%	134%	140%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.36	$10.75	$10.85	$10.51	$10.76
Income from Investment Operations
Net investment income (loss)A	.138	.300	.272	.267	.309	.285
Net realized and unrealized gain (loss)	.196	.646	(.375)	(.083)	.378	(.234)
Total from investment operations	.334	.946	(.103)	.184	.687	.051
Distributions from net investment income	(.134)	(.326)	(.262)	(.256)	(.288)	(.268)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)	(.033)
Total distributions	(.144)	(.326)	(.287)	(.284)	(.347)	(.301)
Net asset value, end of period	$11.17	$10.98	$10.36	$10.75	$10.85	$10.51
Total ReturnB,C,D	3.08%	9.33%	(.96)%	1.76%	6.71%	.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.76%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.75%G	.75%	.76%	.76%	.77%	.77%
Expenses net of all reductions	.75%G	.75%	.76%	.76%	.77%	.77%
Net investment income (loss)	2.54%G	2.86%	2.60%	2.53%	2.94%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$347,586	$343,191	$307,837	$287,111	$155,518	$101,673
Portfolio turnover rateH	197%G	170%I	109%	137%	134%	140%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$10.39	$10.77	$10.87	$10.53	$10.77
Income from Investment Operations
Net investment income (loss)A	.096	.220	.193	.188	.231	.205
Net realized and unrealized gain (loss)	.187	.646	(.365)	(.084)	.378	(.225)
Total from investment operations	.283	.866	(.172)	.104	.609	(.020)
Distributions from net investment income	(.093)	(.246)	(.183)	(.176)	(.210)	(.187)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)	(.033)
Total distributions	(.103)	(.246)	(.208)	(.204)	(.269)	(.220)
Net asset value, end of period	$11.19	$11.01	$10.39	$10.77	$10.87	$10.53
Total ReturnB,C,D	2.59%	8.49%	(1.60)%	.99%	5.90%	(.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.52%	1.52%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.53%G	1.52%	1.52%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.52%G	1.52%	1.52%	1.52%	1.52%	1.53%
Net investment income (loss)	1.77%G	2.10%	1.84%	1.77%	2.19%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$175,134	$153,944	$168,366	$190,273	$186,380	$139,264
Portfolio turnover rateH	197%G	170%I	109%	137%	134%	140%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$10.38	$10.76	$10.86	$10.53	$10.77
Income from Investment Operations
Net investment income (loss)A	.155	.333	.305	.302	.343	.320
Net realized and unrealized gain (loss)	.196	.645	(.365)	(.085)	.368	(.224)
Total from investment operations	.351	.978	(.060)	.217	.711	.096
Distributions from net investment income	(.151)	(.358)	(.295)	(.289)	(.322)	(.303)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)	(.033)
Total distributions	(.161)	(.358)	(.320)	(.317)	(.381)	(.336)
Net asset value, end of period	$11.19	$11.00	$10.38	$10.76	$10.86	$10.53
Total ReturnB,C	3.23%	9.65%	(.55)%	2.07%	6.94%	.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.84%F	3.17%	2.90%	2.84%	3.25%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$15,542,926	$14,074,694	$23,868,572	$23,732,156	$20,469,677	$17,359,294
Portfolio turnover rateG	197%F	170%H	109%	137%	134%	140%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.36	$10.75	$10.85	$10.51	$10.76
Income from Investment Operations
Net investment income (loss)A	.152	.326	.299	.295	.337	.313
Net realized and unrealized gain (loss)	.196	.646	(.374)	(.083)	.378	(.233)
Total from investment operations	.348	.972	(.075)	.212	.715	.080
Distributions from net investment income	(.148)	(.352)	(.290)	(.284)	(.316)	(.297)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)	(.033)
Total distributions	(.158)	(.352)	(.315)	(.312)	(.375)	(.330)
Net asset value, end of period	$11.17	$10.98	$10.36	$10.75	$10.85	$10.51
Total ReturnB,C	3.21%	9.61%	(.70)%	2.02%	6.99%	.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	2.79%F	3.12%	2.85%	2.79%	3.20%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$7,297,359	$6,348,237	$4,959,911	$4,481,725	$2,846,878	$1,266,870
Portfolio turnover rateG	197%F	170%H	109%	137%	134%	140%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.36	$10.75	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.159	.340	.312	.310	.352	.234
Net realized and unrealized gain (loss)	.197	.647	(.373)	(.083)	.378	(.167)
Total from investment operations	.356	.987	(.061)	.227	.730	.067
Distributions from net investment income	(.156)	(.367)	(.304)	(.299)	(.331)	(.217)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)	–
Total distributions	(.166)	(.367)	(.329)	(.327)	(.390)	(.217)
Net asset value, end of period	$11.17	$10.98	$10.36	$10.75	$10.85	$10.51
Total ReturnC,D	3.28%	9.76%	(.56)%	2.16%	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.36%	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%	.36%	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%	.36%	.36%	.36%G
Net investment income (loss)	2.94%G	3.26%	2.99%	2.93%	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,939,106	$3,774,546	$2,490,230	$1,473,993	$811,440	$546,968
Portfolio turnover rateH	197%G	170%I	109%	137%	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $237,997 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, redemptions in kind, deferred trustees compensation, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,677,848,705
Gross unrealized depreciation	(232,554,212)
Net unrealized appreciation (depreciation)	$1,445,294,493
Tax cost	$30,759,381,582

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(182,512,567)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$491,909	$818,978
Swaps	(2,350,016)	2,916,367
Total Credit Risk	(1,858,107)	3,735,345
Foreign Exchange Risk
Forward Foreign Currency Contracts	7,035,070	(7,189,216)
Interest Rate Risk
Futures Contracts	4,814,537	(10,470,118)
Purchased Options	233,637	1,479,630
Swaps	916,579	(1,132,660)
Written Options	98,542	(567,926)
Total Interest Rate Risk	6,063,295	(10,691,074)
Totals	$11,240,258	$(14,144,945)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	10,580,198,109	9,238,729,376

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$809,408	$49,839
Class M	-%	.25%	425,045	1,665
Class C	.75%	.25%	818,171	194,059
			$2,052,624	$245,563

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$76,793
Class M	10,819
Class C(a)	12,075
$99,687

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$483,199.15
Class M	255,538.15
Class C	135,971.17
Total Bond	7,220,367.10
Class I	4,974,156.15
Class Z	1,047,507.05
	$14,116,738

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Bond Fund	$10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 1,163,589,914 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $11,926,796,615. The Fund had a net realized loss of $(214,083,908) on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed 11,848,341 shares of Fidelity Real Estate High Income Fund in exchange for investments, including accrued interest, and cash valued at $100,000,000. The Fund recognized no gains or losses on the exchanges for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,126.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Total Bond Fund	$30,322

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$888,206

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $35 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $76,452. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Total Bond	$808

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019
Distributions to shareholders
Class A	$8,527,422	$15,968,144
Class M	4,493,817	9,805,670
Class C	1,527,293	3,614,324
Total Bond	211,983,867	475,864,517
Class I	96,660,552	178,636,008
Class Z	63,187,028	102,835,799
Total	$386,379,979	$786,724,462

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019	Six months ended February 29, 2020	Year ended August 31, 2019
Class A
Shares sold	13,514,447	24,198,183	$148,289,347	$254,513,928
Reinvestment of distributions	759,253	1,492,321	8,343,622	15,657,471
Shares redeemed	(7,208,601)	(15,674,180)	(79,019,269)	(163,799,356)
Net increase (decrease)	7,065,099	10,016,324	$77,613,700	$106,372,043
Class M
Shares sold	4,372,546	8,946,514	$47,912,784	$93,946,756
Reinvestment of distributions	408,110	933,995	4,475,434	9,770,428
Shares redeemed	(4,914,214)	(8,334,375)	(53,708,510)	(87,244,896)
Net increase (decrease)	(133,558)	1,546,134	$(1,320,292)	$16,472,288
Class C
Shares sold	3,123,193	5,850,080	$34,244,715	$61,658,608
Reinvestment of distributions	131,877	331,495	1,449,185	3,464,378
Shares redeemed	(1,598,098)	(8,405,497)	(17,525,450)	(88,170,449)
Net increase (decrease)	1,656,972	(2,223,922)	$18,168,450	$(23,047,463)
Total Bond
Shares sold	261,561,517	445,657,685	$2,869,127,854	$4,676,434,511
Reinvestment of distributions	17,704,052	41,056,785	194,513,343	429,605,803
Shares redeemed	(169,601,230)	(1,506,783,456)(a)	(1,858,239,991)	(15,501,131,380)(a)
Net increase (decrease)	109,664,339	(1,020,068,986)	$1,205,401,206	$(10,395,091,066)
Class I
Shares sold	135,570,393	233,921,906	$1,484,259,487	$2,456,738,444
Reinvestment of distributions	8,298,650	16,229,107	91,026,442	169,991,345
Shares redeemed	(68,643,788)	(150,655,667)	(750,528,614)	(1,573,748,896)
Net increase (decrease)	75,225,255	99,495,346	$824,757,315	$1,052,980,893
Class Z
Shares sold	127,974,650	170,891,445	$1,403,234,367	$1,792,543,734
Reinvestment of distributions	4,583,422	7,903,137	50,296,404	82,904,413
Shares redeemed	(34,096,544)	(75,375,423)	(373,352,466)	(787,255,198)
Net increase (decrease)	98,461,528	103,419,159	$1,080,178,305	$1,088,192,949

 (a) Amount includes in-kind redemptions (see the Prior Year Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Class A	.75%
Actual		$1,000.00	$1,030.70	$3.79
Hypothetical-C		$1,000.00	$1,021.13	$3.77
Class M	.75%
Actual		$1,000.00	$1,030.80	$3.79
Hypothetical-C		$1,000.00	$1,021.13	$3.77
Class C	1.53%
Actual		$1,000.00	$1,025.90	$7.71
Hypothetical-C		$1,000.00	$1,017.26	$7.67
Total Bond	.45%
Actual		$1,000.00	$1,032.30	$2.27
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,032.10	$2.53
Hypothetical-C		$1,000.00	$1,022.38	$2.51
Class Z	.36%
Actual		$1,000.00	$1,032.80	$1.82
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) and FMR Co., Inc. (FMRC) expect to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FIMM and FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2018.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.36% through December 31, 2020.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TBD-SANN-0420
1.783111.117

Fidelity® Series Government Bond Index Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of February 29, 2020

% of fund's investments
1 - 1.99%	25.3
2 - 2.99%	52.5
3 - 3.99%	18.3
4 - 4.99%	0.2
5 - 5.99%	0.2
6 - 6.99%	1.0
7 - 7.99%	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 29, 2020
U.S. Treasury Obligations	98.0%
U.S. Government Agency Obligations	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1.25% 8/17/21	$181,000	$181,711
1.875% 9/24/26	674,000	704,638
2% 10/5/22	5,000	5,130
2.125% 4/24/26	6,000	6,347
2.5% 2/5/24	690,000	730,255
5.625% 7/15/37	236,000	373,626
6.25% 5/15/29	71,000	100,649
7.125% 1/15/30	6,000	9,169
Freddie Mac:
2.75% 6/19/23	11,000	11,642
6.25% 7/15/32	585,000	897,951
6.75% 9/15/29	185,000	273,394
		3,294,512
U.S. Treasury Obligations - 98.0%
U.S. Treasury Bonds:
2% 2/15/50	393,000	424,348
2.25% 8/15/49	1,447,000	1,644,776
2.375% 11/15/49	977,000	1,140,457
2.5% 2/15/45	10,000	11,686
2.75% 8/15/47	43,000	53,206
2.875% 5/15/43	10,000	12,402
2.875% 8/15/45	66,000	82,418
2.875% 11/15/46	1,198,000	1,509,386
2.875% 5/15/49	391,000	500,953
3% 5/15/42	158,000	199,568
3% 11/15/44	135,000	171,482
3% 11/15/45	916,000	1,170,011
3% 2/15/47	1,473,000	1,900,630
3% 5/15/47	808,000	1,043,172
3% 2/15/48	636,000	825,160
3% 8/15/48	36,000	46,898
3% 2/15/49	420,000	549,478
3.125% 2/15/43	137,000	176,446
3.125% 8/15/44	233,000	301,662
3.125% 5/15/48	370,000	491,507
3.375% 5/15/44	2,217,000	2,980,479
3.375% 11/15/48	4,007,000	5,581,313
3.625% 8/15/43	81,000	112,596
3.625% 2/15/44	600,000	836,250
3.75% 8/15/41	61,000	85,348
3.75% 11/15/43	7,682,000	10,886,834
3.875% 8/15/40	2,271,000	3,215,151
4.25% 11/15/40	92,000	136,624
4.625% 2/15/40	189,000	292,138
4.75% 2/15/41	12,000	18,960
5% 5/15/37	13,000	20,277
5.25% 11/15/28	5,000	6,725
6.125% 8/15/29	443,000	642,194
U.S. Treasury Notes:
1.25% 8/31/24	2,759,000	2,799,199
1.375% 4/30/21	171,000	171,588
1.5% 9/30/21	8,734,000	8,805,987
1.5% 8/15/22	2,743,000	2,784,038
1.5% 9/15/22	6,950,000	7,057,508
1.5% 1/15/23	3,496,000	3,556,770
1.5% 9/30/24	1,066,000	1,093,608
1.5% 10/31/24	641,000	657,851
1.5% 11/30/24	714,000	733,217
1.5% 8/15/26	192,000	197,633
1.5% 2/15/30	1,360,000	1,406,325
1.625% 8/31/22	585,000	595,603
1.625% 11/15/22	211,000	215,138
1.625% 12/15/22	4,336,000	4,424,583
1.625% 2/15/26	10,000	10,359
1.625% 5/15/26	222,000	230,108
1.625% 9/30/26	870,000	902,829
1.625% 8/15/29	3,054,000	3,188,448
1.75% 11/30/21	72,000	73,010
1.75% 6/30/22	207,000	211,091
1.75% 7/15/22	2,004,000	2,044,237
1.75% 1/31/23	2,671,000	2,737,253
1.75% 6/30/24	1,098,000	1,136,602
1.75% 7/31/24	720,000	745,791
1.75% 12/31/24	1,338,000	1,390,057
1.75% 11/15/29	121,000	127,759
1.875% 7/31/26	105,000	110,549
2% 11/15/21	223,000	226,972
2% 7/31/22	198,000	203,236
2% 10/31/22	1,355,000	1,394,644
2% 11/30/22	242,000	249,269
2% 5/31/24	1,618,000	1,690,684
2% 2/15/25	56,000	58,885
2% 8/15/25	422,000	445,078
2% 11/15/26	2,583,000	2,743,529
2.125% 5/15/22	655,000	672,398
2.125% 12/31/22	69,000	71,388
2.125% 3/31/24	2,417,000	2,534,262
2.125% 5/15/25	734,000	777,753
2.25% 3/31/21	11,713,000	11,861,245
2.25% 4/15/22	3,309,000	3,401,807
2.25% 4/30/24	2,642,000	2,785,452
2.25% 11/15/24	196,000	207,883
2.25% 12/31/24	24,000	25,491
2.25% 2/15/27	3,471,000	3,751,663
2.25% 8/15/27	1,597,000	1,733,556
2.25% 11/15/27	1,198,000	1,302,778
2.375% 4/15/21	10,000	10,145
2.375% 3/15/22	1,508,000	1,552,828
2.375% 1/31/23	92,000	95,928
2.375% 2/29/24	6,467,000	6,837,084
2.375% 8/15/24	200,000	212,656
2.375% 4/30/26	626,000	676,936
2.375% 5/15/27	2,224,000	2,428,243
2.375% 5/15/29	667,000	739,771
2.5% 1/15/22	191,000	196,543
2.5% 2/15/22	11,290,000	11,634,874
2.5% 3/31/23	67,000	70,287
2.5% 1/31/24	308,000	326,781
2.5% 5/15/24	200,000	213,031
2.5% 2/28/26	1,670,000	1,815,538
2.625% 12/15/21	259,000	266,709
2.625% 2/28/23	122,000	128,253
2.625% 6/30/23	4,568,000	4,826,913
2.625% 12/31/23	223,000	237,373
2.625% 3/31/25	1,463,000	1,585,126
2.625% 12/31/25	1,867,000	2,039,770
2.625% 1/31/26	998,000	1,091,407
2.625% 2/15/29	994,000	1,121,628
2.75% 8/15/21	31,000	31,790
2.75% 9/15/21	58,000	59,563
2.75% 5/31/23	237,000	251,035
2.75% 7/31/23	425,000	451,363
2.75% 8/31/23	23,000	24,462
2.75% 11/15/23	202,000	215,548
2.75% 2/28/25	40,000	43,539
2.75% 6/30/25	1,403,000	1,533,600
2.75% 8/31/25	17,000	18,619
2.75% 2/15/28	1,629,000	1,837,143
2.875% 10/15/21	348,000	358,671
2.875% 11/15/21	399,000	411,921
2.875% 9/30/23	17,000	18,179
2.875% 10/31/23	36,000	38,550
2.875% 11/30/23	1,090,000	1,168,812
2.875% 4/30/25	4,873,000	5,346,404
2.875% 5/31/25	104,000	114,221
2.875% 7/31/25	3,667,000	4,036,708
2.875% 11/30/25	629,000	695,364
2.875% 5/15/28	99,000	112,891
2.875% 8/15/28	2,812,000	3,215,346
3% 9/30/25	29,000	32,190
3% 10/31/25	3,689,000	4,098,681
3.125% 11/15/28	241,000	281,358
		183,119,431
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $175,141,062)		186,413,943
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 1.60% (a)
(Cost $4,741,212)	4,740,264	4,741,212
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $179,882,274)		191,155,155
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(4,256,282)
NET ASSETS - 100%		$186,898,873

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,997
Total	$19,997

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$186,413,943	$--	$186,413,943	$--
Money Market Funds	4,741,212	4,741,212	--	--
Total Investments in Securities:	$191,155,155	$4,741,212	$186,413,943	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $175,141,062)	$186,413,943
Fidelity Central Funds (cost $4,741,212)	4,741,212
Total Investment in Securities (cost $179,882,274)		$191,155,155
Receivable for investments sold		7,806,871
Receivable for fund shares sold		30,156
Interest receivable		1,009,857
Distributions receivable from Fidelity Central Funds		5,768
Total assets		200,007,807
Liabilities
Payable for investments purchased	$1,831,030
Payable for fund shares redeemed	11,276,651
Other payables and accrued expenses	1,253
Total liabilities		13,108,934
Net Assets		$186,898,873
Net Assets consist of:
Paid in capital		$175,076,956
Total accumulated earnings (loss)		11,821,917
Net Assets		$186,898,873
Net Asset Value, offering price and redemption price per share ($186,898,873 ÷ 17,030,919 shares)		$10.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$1,728,137
Income from Fidelity Central Funds		19,997
Total income		1,748,134
Expenses
Custodian fees and expenses	$1,529
Independent trustees' fees and expenses	255
Commitment fees	178
Total expenses before reductions	1,962
Expense reductions	(60)
Total expenses after reductions		1,902
Net investment income (loss)		1,746,232
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	601,395
Total net realized gain (loss)		601,395
Change in net unrealized appreciation (depreciation) on investment securities		4,582,131
Net gain (loss)		5,183,526
Net increase (decrease) in net assets resulting from operations		$6,929,758

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,746,232	$1,247,972
Net realized gain (loss)	601,395	424,812
Change in net unrealized appreciation (depreciation)	4,582,131	6,691,145
Net increase (decrease) in net assets resulting from operations	6,929,758	8,363,929
Distributions to shareholders	(2,223,104)	(1,248,222)
Share transactions
Proceeds from sales of shares	65,512,320	142,501,256
Reinvestment of distributions	2,223,103	1,248,212
Cost of shares redeemed	(23,583,913)	(14,315,005)
Net increase (decrease) in net assets resulting from share transactions	44,151,510	129,434,463
Total increase (decrease) in net assets	48,858,164	136,550,170
Net Assets
Beginning of period	138,040,709	1,490,539
End of period	$186,898,873	$138,040,709
Other Information
Shares
Sold	6,178,952	13,941,562
Issued in reinvestment of distributions	208,933	119,800
Redeemed	(2,189,540)	(1,377,886)
Net increase (decrease)	4,198,345	12,683,476

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Bond Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.108	.239	.010
Net realized and unrealized gain (loss)	.242	.782	–C
Total from investment operations	.350	1.021	.010
Distributions from net investment income	(.109)	(.261)	(.010)
Distributions from net realized gain	(.031)	–	–
Total distributions	(.140)	(.261)	(.010)
Net asset value, end of period	$10.97	$10.76	$10.00
Total ReturnD,E	3.30%	10.40%	.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %H,I
Expenses net of fee waivers, if any	- %H,I	- %I	- %H,I
Expenses net of all reductions	- %H,I	- %I	- %H,I
Net investment income (loss)	2.06%H	2.37%	2.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$186,899	$138,041	$1,491
Portfolio turnover rateJ	31%H	59%	4%K

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,250,054
Gross unrealized depreciation	(4,586)
Net unrealized appreciation (depreciation)	$11,245,468
Tax cost	$179,909,687

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Government Bond Index Fund	$178

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $60.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,033.00	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.014% through December 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XGB-SANN-0420
1.9891226.101

Fidelity Flex® Funds

Fidelity Flex® Core Bond Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	58.8%
AAA	3.5%
AA	0.5%
A	5.1%
BBB	17.4%
BB and Below	15.4%
Not Rated	2.4%
Short-Term Investments and Net Other Assets*	(3.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*,**,***
Corporate Bonds	30.7%
U.S. Government and U.S. Government Agency Obligations	58.8%
Asset-Backed Securities	3.3%
CMOs and Other Mortgage Related Securities	2.6%
Municipal Bonds	0.5%
Other Investments	7.2%
Short-Term Investments and Net Other Assets (Liabilities)†	(3.1)%

 * Foreign investments - 12.3%

 ** Futures and Swaps - 4.6%

 *** Written options - (3.4)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.6% 2/17/23	$95,000	$100,050
4.45% 4/1/24	3,000	3,300
4.5% 3/9/48	150,000	171,011
5.15% 11/15/46	50,000	62,032
6.2% 3/15/40	40,000	53,993
6.3% 1/15/38	50,000	69,036
Verizon Communications, Inc.:
4.862% 8/21/46	16,000	21,291
5.012% 4/15/49	37,000	51,120
5.5% 3/16/47	11,000	16,106
		547,939
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	11,000	13,557
5.95% 4/1/41	8,000	11,653
		25,210
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	50,421
5.375% 5/1/47	55,000	63,285
5.75% 4/1/48	100,000	119,252
Comcast Corp.:
3.9% 3/1/38	6,000	7,001
4.6% 8/15/45	15,000	19,109
4.65% 7/15/42	14,000	17,603
6.45% 3/15/37	15,000	22,150
Fox Corp.:
3.666% 1/25/22 (a)	4,000	4,165
4.03% 1/25/24 (a)	6,000	6,489
4.709% 1/25/29 (a)	9,000	10,553
5.476% 1/25/39 (a)	9,000	11,541
5.576% 1/25/49 (a)	6,000	8,065
Time Warner Cable, Inc.:
4% 9/1/21	80,000	82,218
5.875% 11/15/40	100,000	119,588
7.3% 7/1/38	120,000	162,911
		704,351

TOTAL COMMUNICATION SERVICES		1,277,500

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	206,727
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	15,000	15,434
3% 11/19/24	34,000	35,661
		51,095

TOTAL CONSUMER DISCRETIONARY		257,822

CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	146,861
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	27,000	32,639
5.45% 1/23/39	20,000	26,050
5.55% 1/23/49	204,000	276,346
5.8% 1/23/59 (Reg. S)	34,000	48,033
		529,929
Food Products - 0.1%
Conagra Brands, Inc. 3.8% 10/22/21	8,000	8,316
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	70,000	75,929
		84,245
Tobacco - 0.7%
Altria Group, Inc.:
3.875% 9/16/46	30,000	29,189
4.25% 8/9/42	27,000	27,491
4.5% 5/2/43	80,000	83,273
4.8% 2/14/29	216,000	247,103
Reynolds American, Inc. 7.25% 6/15/37	75,000	99,403
		486,459

TOTAL CONSUMER STAPLES		1,100,633

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	34,007
8.125% 9/15/30	26,000	32,744
Amerada Hess Corp. 7.125% 3/15/33	100,000	126,771
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	27,165
5.85% 2/1/35	25,000	32,190
Cenovus Energy, Inc. 4.25% 4/15/27	24,000	25,727
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	27,867
5.8% 6/1/45	10,000	13,523
DCP Midstream LLC 5.85% 5/21/43(a)(b)	105,000	94,500
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,910
Enbridge, Inc.:
4% 10/1/23	20,000	21,392
4.25% 12/1/26	25,000	27,884
Encana Corp.:
5.15% 11/15/41	148,000	144,096
6.625% 8/15/37	15,000	16,497
Energy Transfer Partners LP:
3.75% 5/15/30	22,000	22,296
4.2% 9/15/23	6,000	6,427
4.25% 3/15/23	7,000	7,413
4.95% 6/15/28	172,000	189,540
5% 5/15/50	49,000	49,670
5.8% 6/15/38	12,000	13,403
6% 6/15/48	8,000	8,985
Enterprise Products Operating LP 3.75% 2/15/25	20,000	21,778
Hess Corp. 4.3% 4/1/27	8,000	8,435
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,442
6.55% 9/15/40	65,000	84,146
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	14,278
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,995
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (b)(c)	12,000	12,034
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	18,000	18,066
4.5% 7/15/23	10,000	10,798
4.8% 2/15/29	6,000	6,723
4.875% 12/1/24	14,000	15,529
5.5% 2/15/49	17,000	19,095
Occidental Petroleum Corp.:
2.6% 8/13/21	12,000	12,153
2.7% 8/15/22	11,000	11,209
2.9% 8/15/24	35,000	35,473
3.2% 8/15/26	5,000	5,091
3.5% 8/15/29	104,000	104,935
4.3% 8/15/39	2,000	1,920
4.4% 8/15/49	92,000	87,530
5.55% 3/15/26	50,000	56,488
6.2% 3/15/40	10,000	11,338
6.6% 3/15/46	36,000	43,704
7.5% 5/1/31	40,000	50,824
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	53,000	56,644
6.9% 3/19/49	125,000	149,688
7.25% 3/17/44	110,000	135,655
Petroleos Mexicanos:
5.95% 1/28/31 (a)	130,000	126,217
6.35% 2/12/48	246,000	227,722
6.49% 1/23/27 (a)	20,000	20,950
6.5% 3/13/27	20,000	20,925
6.75% 9/21/47	210,000	201,093
6.84% 1/23/30 (a)	378,000	395,010
6.95% 1/28/60 (a)	88,000	84,832
7.69% 1/23/50 (a)	15,000	15,660
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	200,000	196,755
3.6% 11/1/24	10,000	10,363
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,000	10,676
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	51,000	54,066
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	76,693
5.75% 6/24/44	35,000	41,481
Western Gas Partners LP:
4.65% 7/1/26	35,000	36,738
4.75% 8/15/28	6,000	6,146
Williams Partners LP 4.3% 3/4/24	100,000	108,267
		3,595,572
FINANCIALS - 10.5%
Banks - 4.1%
Bank of America Corp.:
3.004% 12/20/23 (b)	114,000	118,134
3.5% 4/19/26	160,000	174,772
3.705% 4/24/28 (b)	29,000	31,748
3.974% 2/7/30 (b)	325,000	368,426
Barclays PLC 4.375% 1/12/26	200,000	220,690
Citigroup, Inc.:
3.142% 1/24/23 (b)	23,000	23,579
3.352% 4/24/25 (b)	36,000	38,116
4.3% 11/20/26	9,000	9,964
4.4% 6/10/25	81,000	90,138
4.45% 9/29/27	393,000	444,160
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	265,642
JPMorgan Chase & Co.:
2.95% 10/1/26	135,000	143,118
3.797% 7/23/24 (b)	35,000	37,412
4.452% 12/5/29 (b)	300,000	349,793
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	180,633
6% 12/19/23	175,000	196,209
6.1% 6/10/23	150,000	165,963
6.125% 12/15/22	80,000	87,274
Westpac Banking Corp. 4.11% 7/24/34 (b)	27,000	29,554
		2,975,325
Capital Markets - 2.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	23,903
Ares Capital Corp. 4.2% 6/10/24	63,000	66,904
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	100,907
4.1% 1/13/26	100,000	103,691
5% 2/14/22	48,000	50,514
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	173,366
3.2% 2/23/23	35,000	36,600
3.691% 6/5/28 (b)	170,000	185,850
3.75% 5/22/25	50,000	54,114
3.814% 4/23/29 (b)	75,000	82,612
6.75% 10/1/37	113,000	161,916
Moody's Corp.:
3.25% 1/15/28	10,000	10,889
4.875% 2/15/24	9,000	10,017
Morgan Stanley:
3.125% 7/27/26	271,000	288,816
3.737% 4/24/24 (b)	115,000	122,136
4.431% 1/23/30 (b)	197,000	228,785
5% 11/24/25	35,000	40,387
5.75% 1/25/21	150,000	155,353
		1,896,760
Consumer Finance - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	152,801
4.45% 4/3/26	150,000	163,939
Capital One Financial Corp.:
2.5% 5/12/20	125,000	125,093
3.8% 1/31/28	22,000	24,007
Discover Financial Services:
3.95% 11/6/24	80,000	86,687
4.1% 2/9/27	76,000	83,008
4.5% 1/30/26	74,000	82,400
Ford Motor Credit Co. LLC:
4.063% 11/1/24	200,000	203,800
5.584% 3/18/24	200,000	213,990
Synchrony Financial:
2.85% 7/25/22	11,000	11,249
3.95% 12/1/27	217,000	232,867
4.375% 3/19/24	13,000	14,010
5.15% 3/19/29	34,000	39,643
		1,433,494
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	6,000	6,380
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	36,810
3.85% 2/1/25	85,000	92,006
4.125% 5/15/29	37,000	41,314
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	145,000	159,447
Pine Street Trust I:
4.572% 2/15/29 (a)	100,000	113,297
5.568% 2/15/49 (a)	100,000	124,808
Voya Financial, Inc. 3.125% 7/15/24	12,000	12,693
		586,755
Insurance - 1.0%
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	20,000	23,308
4.9% 3/15/49	18,000	24,134
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.08% 5/28/21 (a)(b)(c)	195,000	195,386
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	65,649
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	49,135
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	89,147
Unum Group:
3.875% 11/5/25	175,000	191,487
4% 6/15/29	31,000	34,300
		672,546

TOTAL FINANCIALS		7,564,880

HEALTH CARE - 1.7%
Health Care Providers & Services - 1.4%
Centene Corp.:
3.375% 2/15/30 (a)	35,000	35,000
4.25% 12/15/27 (a)	35,000	36,008
4.625% 12/15/29 (a)	55,000	58,850
4.75% 1/15/25 (a)	30,000	30,761
Cigna Corp.:
3.75% 7/15/23	27,000	28,744
4.125% 11/15/25	43,000	47,841
4.375% 10/15/28	133,000	151,273
4.8% 8/15/38	21,000	25,253
4.9% 12/15/48	21,000	26,055
CVS Health Corp.:
3% 8/15/26	5,000	5,241
3.25% 8/15/29	11,000	11,538
4.1% 3/25/25	61,000	66,854
4.3% 3/25/28	214,000	239,477
4.78% 3/25/38	29,000	34,201
5.05% 3/25/48	82,000	100,920
Toledo Hospital:
5.325% 11/15/28	12,000	13,979
6.015% 11/15/48	51,000	66,064
		978,059
Pharmaceuticals - 0.3%
Actavis Funding SCS 3.45% 3/15/22	40,000	41,436
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	5,000	5,242
5.022% 8/28/23 (b)	18,000	19,280
5.65% 8/28/28 (b)	7,000	8,018
Mylan NV:
3.15% 6/15/21	50,000	50,796
3.95% 6/15/26	20,000	21,745
4.55% 4/15/28	20,000	22,466
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	55,000	55,707
Zoetis, Inc. 3.45% 11/13/20	15,000	15,184
		239,874

TOTAL HEALTH CARE		1,217,933

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	43,621
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	30,000	29,969
3.625% 5/1/22 (a)	10,000	10,237
3.95% 7/1/24 (a)	13,000	13,524
4.375% 5/1/26 (a)	10,000	10,647
		64,377
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	10,000	10,075
3.875% 7/3/23	38,000	40,083
4.25% 2/1/24	29,000	31,261
International Lease Finance Corp. 5.875% 8/15/22	100,000	108,959
		190,378

TOTAL INDUSTRIALS		298,376

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	100,000	110,063
6.02% 6/15/26 (a)	25,000	29,278
		139,341
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Boston Properties, Inc. 4.5% 12/1/28	19,000	22,433
Corporate Office Properties LP 5.25% 2/15/24	157,000	172,631
Duke Realty LP 3.625% 4/15/23	50,000	52,980
HCP, Inc.:
3.25% 7/15/26	4,000	4,315
3.5% 7/15/29	5,000	5,501
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	10,000	10,455
3.5% 8/1/26	10,000	10,836
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	62,974
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	154,000	161,952
4.375% 8/1/23	165,000	178,164
4.5% 1/15/25	6,000	6,540
4.75% 1/15/28	59,000	66,308
SITE Centers Corp. 4.625% 7/15/22	21,000	22,365
Store Capital Corp. 4.625% 3/15/29	9,000	10,413
Ventas Realty LP:
3% 1/15/30	59,000	61,356
3.5% 2/1/25	65,000	69,646
4% 3/1/28	11,000	12,251
WP Carey, Inc.:
4% 2/1/25	28,000	30,154
4.6% 4/1/24	50,000	54,670
		1,015,944
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	109,366
3.95% 11/15/27	24,000	26,357
4.1% 10/1/24	6,000	6,549
4.55% 10/1/29	10,000	11,591
Digital Realty Trust LP 4.75% 10/1/25	45,000	51,614
Liberty Property LP 4.4% 2/15/24	40,000	44,521
Mack-Cali Realty LP 3.15% 5/15/23	50,000	50,385
Tanger Properties LP 3.875% 12/1/23	140,000	147,728
		448,111

TOTAL REAL ESTATE		1,464,055

UTILITIES - 0.9%
Electric Utilities - 0.7%
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	226,000	232,237
Edison International 5.75% 6/15/27	100,000	118,328
FirstEnergy Corp.:
4.25% 3/15/23	45,000	48,162
7.375% 11/15/31	77,000	112,422
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,534
		521,683
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	53,000	54,855
Multi-Utilities - 0.1%
NiSource, Inc. 2.95% 9/1/29	65,000	68,130

TOTAL UTILITIES		644,668

TOTAL NONCONVERTIBLE BONDS
(Cost $16,407,254)		17,560,780

U.S. Government and Government Agency Obligations - 35.5%
U.S. Treasury Inflation-Protected Obligations - 3.7%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$266,138	$318,084
1% 2/15/49	200,670	250,275
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/30	100,000	103,910
0.25% 7/15/29	276,268	290,627
0.375% 1/15/27	377,653	395,152
0.375% 7/15/27	441,214	464,471
0.625% 1/15/26	151,409	159,899
0.75% 7/15/28	204,746	223,176
0.875% 1/15/29	440,872	485,657

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,691,251

U.S. Treasury Obligations - 31.8%
U.S. Treasury Bonds:
2.875% 5/15/49	894,000	1,145,403
3% 2/15/49	1,287,000	1,683,758
U.S. Treasury Notes:
1.125% 2/28/27	196,000	197,026
1.5% 10/31/24	1,500,000	1,539,434
1.5% 1/31/27	3,608,000	3,717,083
1.5% 2/15/30	1,000,000	1,034,063
1.625% 9/30/26	1,267,000	1,314,809
1.625% 8/15/29	925,000	965,722
1.75% 12/31/24	2,590,000	2,690,767
1.75% 11/15/29	1,332,800	1,407,249
2.125% 3/31/24	1,156,000	1,212,084
2.125% 11/30/24	2,211,000	2,333,469
2.125% 5/31/26	990,000	1,056,361
2.25% 12/31/24	595,000	631,955
2.375% 4/30/26	608,000	657,471
2.5% 2/28/26	731,000	794,706
2.75% 2/28/25	582,000	633,493

TOTAL U.S. TREASURY OBLIGATIONS		23,014,853

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,094,672)		25,706,104

U.S. Government Agency - Mortgage Securities - 7.7%
Fannie Mae - 0.0%
4.5% 1/1/49	16,103	17,226
Freddie Mac - 0.1%
4% 9/1/48 (d)(e)	65,566	69,268
Ginnie Mae - 4.6%
2.5% 3/1/50 (f)	475,000	487,581
2.5% 4/1/50 (f)	250,000	256,387
3% 3/1/50 (f)	50,000	51,662
3% 3/1/50 (f)	300,000	309,970
3% 3/1/50 (f)	100,000	103,323
3% 4/1/50 (f)	100,000	103,218
3% 4/1/50 (f)	100,000	103,218
3% 4/1/50 (f)	50,000	51,609
3.5% 3/1/50 (f)	200,000	207,200
3.5% 3/1/50 (f)	200,000	207,200
3.5% 3/1/50 (f)	100,000	103,600
3.5% 3/1/50 (f)	50,000	51,800
3.5% 3/1/50 (f)	150,000	155,400
3.5% 3/1/50 (f)	100,000	103,600
3.5% 3/1/50 (f)	100,000	103,600
3.5% 3/1/50 (f)	100,000	103,600
3.5% 3/1/50 (f)	100,000	103,600
3.5% 4/1/50 (f)	500,000	517,571
3.5% 4/1/50 (f)	100,000	103,514
3.5% 4/1/50 (f)	100,000	103,514

TOTAL GINNIE MAE		3,331,167

Uniform Mortgage Backed Securities - 3.0%
2.5% 3/1/35 (f)	400,000	410,566
3% 3/1/50 (f)	50,000	51,489
3% 3/1/50 (f)	50,000	51,489
3.5% 3/1/50 (f)	375,000	389,406
3.5% 3/1/50 (f)	700,000	726,891
3.5% 3/1/50 (f)	200,000	207,683
3.5% 3/1/50 (f)	100,000	103,842
3.5% 3/1/50 (f)	100,000	103,842
3.5% 3/1/50 (f)	100,000	103,842

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,149,050

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,528,198)		5,566,711

Asset-Backed Securities - 3.3%
AASET Trust Series 2019-1 Class A, 3.844% 5/15/39 (a)	$27,060	$27,665
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	250,000	250,075
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.6167% 4/15/29(a)(b)(c)	250,000	250,000
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.2638% 5/29/32 (a)(b)(c)	250,000	250,025
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 Class A, 2.94% 7/15/26 (a)	61,062	61,567
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	48,875	50,193
Class A2II, 4.03% 11/20/47 (a)	48,875	51,936
Dryden Senior Loan Fund Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.0218% 5/15/32 (a)(b)(c)	250,000	249,900
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	34,441
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	84,820	89,427
Nationstar HECM Loan Trust Series 2018-2A Class A, 3.1877% 7/25/28 (a)	15,007	15,013
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	52,000	54,332
Prosper Marketplace Issuance Trust Series 2019-2A Class A, 3.2% 9/15/25 (a)	40,295	40,496
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	100,000	102,344
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	250,000	249,996
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	46,000	48,225
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	224,702	233,156
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	245,536	248,278
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	79,402	83,195
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (a)	13,257	13,284
TOTAL ASSET-BACKED SECURITIES
(Cost $2,375,312)		2,403,548

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
Citigroup Mortgage Loan Trust sequential payer Series 2009-5 Class 5A1, 4.3541% 1/25/37 (a)(b)	6,475	6,546
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	10,982	11,104
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	200,000	203,363
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	2,160	2,159
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $219,807)		223,172

Commercial Mortgage Securities - 2.3%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class AMP, 3.287% 11/5/32 (a)	100,000	105,529
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (a)(b)(c)	100,000	100,046
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.2835% 9/15/37 (a)(b)(c)	9,981	9,985
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.4585% 11/15/35 (a)(b)(c)	70,000	70,112
Series 2019-XL Class E, 1 month U.S. LIBOR + 1.800% 3.4585% 10/15/36 (a)(b)(c)	95,540	95,962
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34 (a)(b)(c)	100,000	99,940
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (a)(b)(c)	191,080	191,935
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(c)	100,000	99,953
COMM Mortgage Trust Series 2014-CR17 Class XA, 0.9735% 5/10/47 (b)(g)	76,963	2,688
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (a)(b)(c)	100,000	100,000
Series 2018-SITE Class D, 4.782% 4/15/36 (a)(b)	100,000	105,623
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 3.9085% 12/15/30 (a)(b)(c)	76,000	75,977
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (a)	10,000	10,873
Class EFX, 5.5422% 7/5/33 (a)	10,000	10,786
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.9085% 8/15/33 (a)(b)(c)	23,000	22,913
Class C, 1 month U.S. LIBOR + 1.500% 3.1585% 8/15/33 (a)(b)(c)	56,000	55,826
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (a)(b)(c)	50,000	49,874
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	65,000	68,471
Series 2018-H4 Class A4, 4.31% 12/15/51	11,000	12,980
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	10,000	10,382
Class C, 3.1771% 11/10/36 (a)	10,000	10,248
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	21,250	21,812
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (a)(b)(c)	21,449	21,456
Class C, 1 month U.S. LIBOR + 2.100% 3.7585% 3/15/36 (a)(b)(c)	50,000	50,110
Symphony CLO Ltd. floater Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 0% 4/18/33(a)(b)(c)(f)	250,000	250,000
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	10,000	11,758
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.0362% 8/15/47 (b)(g)	789,733	29,672
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,698,890)		1,694,911

Municipal Securities - 0.5%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	146,642
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	146,250
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	68,000	88,789
TOTAL MUNICIPAL SECURITIES
(Cost $325,952)		381,681

Foreign Government and Government Agency Obligations - 0.2%
Argentine Republic 5.875% 1/11/28	$100,000	$40,719
Dominican Republic 5.95% 1/25/27 (a)	100,000	109,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $204,217)		150,094
	Shares	Value

Fixed-Income Funds - 30.5%
Fidelity Emerging Markets Debt Central Fund (h)	206,227	1,930,283
Fidelity Floating Rate Central Fund (h)	37,013	3,679,492
Fidelity Mortgage Backed Securities Central Fund (h)	111,669	12,422,109
Fidelity Specialized High Income Central Fund (h)	40,051	4,004,677
TOTAL FIXED-INCOME FUNDS
(Cost $21,873,252)		22,036,561

Money Market Funds - 4.3%
Fidelity Cash Central Fund 1.60% (i)
(Cost $3,072,519)	3,071,905	3,072,519

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	300,000	$5,046
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	150,000	3,705
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	3,038
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	100,000	156
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	70,000	76
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	1,752

TOTAL PUT OPTIONS			13,773

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	300,000	12,334
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	150,000	4,783
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	17,042
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	100,000	11,538
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	70,000	8,981
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	12,233

TOTAL CALL OPTIONS			66,911

TOTAL PURCHASED SWAPTIONS
(Cost $64,070)			80,684
TOTAL INVESTMENT IN SECURITIES - 109.0%
(Cost $75,864,143)			78,876,765
NET OTHER ASSETS (LIABILITIES) - (9.0)%			(6,545,457)
NET ASSETS - 100%			$72,331,308

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 3/1/50	$(250,000)	$(256,621)
3% 3/1/50	(100,000)	(103,323)
3% 3/1/50	(100,000)	(103,323)
3% 3/1/50	(50,000)	(51,662)
3.5% 3/1/50	(200,000)	(207,200)
3.5% 3/1/50	(100,000)	(103,600)
3.5% 3/1/50	(100,000)	(103,600)
3.5% 3/1/50	(500,000)	(518,001)
3.5% 3/1/50	(100,000)	(103,600)
3.5% 3/1/50	(100,000)	(103,600)

TOTAL GINNIE MAE		(1,654,530)

Uniform Mortgage Backed Securities
3% 3/1/50	(100,000)	(102,979)
3.5% 3/1/50	(100,000)	(103,842)
3.5% 3/1/50	(100,000)	(103,842)
3.5% 3/1/50	(50,000)	(51,921)
3.5% 3/1/50	(50,000)	(51,921)
3.5% 3/1/50	(100,000)	(103,842)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(518,347)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,161,504)		$(2,172,877)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	300,000	$(6,558)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(1,028)

TOTAL PUT SWAPTIONS			(7,586)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	300,000	(9,824)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(5,568)

TOTAL CALL SWAPTIONS			(15,392)

TOTAL WRITTEN SWAPTIONS			$(22,978)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	6	June 2020	$1,309,969	$(11,621)	$(11,621)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	June 2020	368,250	(7,459)	(7,459)
TOTAL FUTURES CONTRACTS					$(19,080)

The notional amount of futures sold as a percentage of Net Assets is 2.3%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$350,000	$2,832	$(5)	$2,827
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	100,000	809	(18)	791

TOTAL CREDIT DEFAULT SWAPS						$3,641	$(23)	$3,618

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$420,000	$6,357	$0	$6,357
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Mar. 2025	40,000	(1,324)	0	(1,324)
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	165,000	(7,880)	0	(7,880)

TOTAL INTEREST RATE SWAPS							$(2,847)	$0	$(2,847)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,637,951 or 9.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,286.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $8,636.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,558
Fidelity Emerging Markets Debt Central Fund	47,910
Fidelity Floating Rate Central Fund	91,974
Fidelity Mortgage Backed Securities Central Fund	138,291
Fidelity Specialized High Income Central Fund	105,252
Total	$398,985

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$1,446,075	$464,253	$--	$--	$19,955	$1,930,283	0.1%
Fidelity Floating Rate Central Fund	2,616,405	1,121,584	--	--	(58,497)	3,679,492	0.2%
Fidelity Mortgage Backed Securities Central Fund	8,573,408	3,738,287	40,000	24	150,390	12,422,109	0.6%
Fidelity Specialized High Income Central Fund	3,598,954	1,120,604	625,000	(5,864)	(84,017)	4,004,677	1.0%
Total	$16,234,842	$6,444,728	$665,000	$(5,840)	$27,831	$22,036,561

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$17,560,780	$--	$17,560,780	$--
U.S. Government and Government Agency Obligations	25,706,104	--	25,706,104	--
U.S. Government Agency - Mortgage Securities	5,566,711	--	5,566,711	--
Asset-Backed Securities	2,403,548	--	2,403,548	--
Collateralized Mortgage Obligations	223,172	--	223,172	--
Commercial Mortgage Securities	1,694,911	--	1,694,911	--
Municipal Securities	381,681	--	381,681	--
Foreign Government and Government Agency Obligations	150,094	--	150,094	--
Fixed-Income Funds	22,036,561	22,036,561	--	--
Money Market Funds	3,072,519	3,072,519	--	--
Purchased Swaptions	80,684	--	80,684	--
Total Investments in Securities:	$78,876,765	$25,109,080	$53,767,685	$--
Derivative Instruments:
Assets
Swaps	$9,998	$--	$9,998	$--
Total Assets	$9,998	$--	$9,998	$--
Liabilities
Futures Contracts	$(19,080)	$(19,080)	$--	$--
Swaps	(9,204)	--	(9,204)	--
Written Swaptions	(22,978)	--	(22,978)	--
Total Liabilities	$(51,262)	$(19,080)	$(32,182)	$--
Total Derivative Instruments:	$(41,264)	$(19,080)	$(22,184)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,172,877)	$--	$(2,172,877)	$--
Total Other Financial Instruments:	$(2,172,877)	$--	$(2,172,877)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$3,641	$--
Total Credit Risk	3,641	--
Interest Rate Risk
Futures Contracts(b)	--	(19,080)
Purchased Swaptions(c)	80,684	--
Swaps(d)	6,357	(9,204)
Written Swaptions(e)	--	(22,978)
Total Interest Rate Risk	87,041	(51,262)
Total Value of Derivatives	$90,682	$(51,262)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
Cayman Islands	2.1%
Mexico	1.8%
United Kingdom	1.7%
Netherlands	1.1%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $50,918,372)	$53,767,685
Fidelity Central Funds (cost $24,945,771)	25,109,080
Total Investment in Securities (cost $75,864,143)		$78,876,765
Cash		501
Receivable for investments sold		527
Receivable for premium on written options		23,215
Receivable for TBA sale commitments		2,161,504
Receivable for fund shares sold		138,695
Interest receivable		297,392
Distributions receivable from Fidelity Central Funds		3,772
Receivable for daily variation margin on centrally cleared OTC swaps		906
Bi-lateral OTC swaps, at value		3,641
Total assets		81,506,918
Liabilities
Payable for investments purchased
Regular delivery	$259,227
Delayed delivery	5,694,585
TBA sale commitments, at value	2,172,877
Payable for fund shares redeemed	1,016,461
Payable for daily variation margin on futures contracts	9,482
Written options, at value (premium receivable $23,215)	22,978
Total liabilities		9,175,610
Net Assets		$72,331,308
Net Assets consist of:
Paid in capital		$69,063,053
Total accumulated earnings (loss)		3,268,255
Net Assets		$72,331,308
Net Asset Value, offering price and redemption price per share ($72,331,308 ÷ 6,812,859 shares)		$10.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$632,048
Income from Fidelity Central Funds		334,491
Total income		966,539
Expenses
Independent trustees' fees and expenses	$91
Commitment fees	64
Total expenses		155
Net investment income (loss)		966,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	346,123
Fidelity Central Funds	(5,840)
Futures contracts	(7,385)
Swaps	318
Capital gain distributions from Fidelity Central Funds	64,494
Total net realized gain (loss)		397,710
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	975,422
Fidelity Central Funds	27,831
Futures contracts	(18,603)
Swaps	2,451
Written options	1,080
Delayed delivery commitments	(11,373)
Total change in net unrealized appreciation (depreciation)		976,808
Net gain (loss)		1,374,518
Net increase (decrease) in net assets resulting from operations		$2,340,902

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$966,384	$1,380,431
Net realized gain (loss)	397,710	(10,354)
Change in net unrealized appreciation (depreciation)	976,808	2,631,457
Net increase (decrease) in net assets resulting from operations	2,340,902	4,001,534
Distributions to shareholders	(983,361)	(1,376,622)
Share transactions
Proceeds from sales of shares	38,118,422	30,723,941
Reinvestment of distributions	983,361	1,376,622
Cost of shares redeemed	(19,302,542)	(17,824,194)
Net increase (decrease) in net assets resulting from share transactions	19,799,241	14,276,369
Total increase (decrease) in net assets	21,156,782	16,901,281
Net Assets
Beginning of period	51,174,526	34,273,245
End of period	$72,331,308	$51,174,526
Other Information
Shares
Sold	3,663,295	3,078,850
Issued in reinvestment of distributions	94,242	138,011
Redeemed	(1,851,347)	(1,800,399)
Net increase (decrease)	1,906,190	1,416,462

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Core Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$9.82	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.167	.355	.323	.145
Net realized and unrealized gain (loss)	.192	.614	(.355)	.209
Total from investment operations	.359	.969	(.032)	.354
Distributions from net investment income	(.169)	(.359)	(.316)	(.134)
Distributions from net realized gain	–	–	(.052)	–
Total distributions	(.169)	(.359)	(.368)	(.134)
Net asset value, end of period	$10.62	$10.43	$9.82	$10.22
Total ReturnC,D	3.49%	10.11%	(.30)%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	- %H
Net investment income (loss)	3.23%H	3.59%	3.26%	2.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$72,331	$51,175	$34,273	$28,803
Portfolio turnover rateI	165%H	102%	44%	60%J

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Flex Core Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Swaps	.01%
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swaps, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,393,969
Gross unrealized depreciation	(398,570)
Net unrealized appreciation (depreciation)	$2,990,399
Tax cost	$75,851,922

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(128,393)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(3,363)	$5,403
Total Credit Risk	$(3,363)	$5,403
Interest Rate Risk
Futures Contracts	$(7,385)	$(18,603)
Purchased Options	52	3,566
Swaps	3,681	(2,952)
Written Options	–	1,080
Total Interest Rate Risk	$(3,652)	$(16,909)
Totals	$(7,015)	$(11,506)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fundwill realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Core Bond Fund	25,791,582	13,227,507

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Core Bond Fund	$64

During the period, there were no borrowings on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	- %-C	$1,000.00	$1,034.90	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Core Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) and FMR Co., Inc. (FMRC) expect to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FIMM and FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZCD-SANN-0420
1.9881606.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 23, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 23, 2020